UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03980

Morgan Stanley Institutional Fund Trust

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

John H. Gernon

1585 Broadway, New York, New York 10036

(Name and Address of Agent for Services)

(212) 762-1886

(Registrant’s Telephone Number)

September 30,

Date of Fiscal Year End

March 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio A - MIGAX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio C - MSBOX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio I - MPFDX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio L - MGILX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio A - MACGX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio C - MSMFX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio I - MPEGX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio L - MSKLX

Morgan Stanley Institutional Fund Trust - Discovery Portfolio R6 - MMCGX

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio A - MAAUX

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio C - MAAOX

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio I - MAAQX

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio R6 - MAADX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio A - MBAAX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio C - MSSOX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio I - MPBAX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio L - MSDLX

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio R6 - MGPOX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio A - MSYPX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio C - MSHDX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio I - MSYIX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio IR - MRHYX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio L - MSYLX

Morgan Stanley Institutional Fund Trust - High Yield Portfolio R6 - MSHYX

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio A - MUAIX

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio Institutional Class - MUIIX

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio IR - MULSX

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class A  MIGAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$141,267,848
# of Portfolio Holdings	247
Portfolio Turnover Rate	53%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Investment Companies	2.0%
Short-Term Investments	3.6%
Corporate Bonds	94.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.9%
Not Rated	2.1%
B	0.5%
BB	0.9%
BBB	47.8%
A	36.3%
AA	10.5%
AAA	1.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MIGAX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class C  MSBOX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$141,267,848
# of Portfolio Holdings	247
Portfolio Turnover Rate	53%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Investment Companies	2.0%
Short-Term Investments	3.6%
Corporate Bonds	94.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.9%
Not Rated	2.1%
B	0.5%
BB	0.9%
BBB	47.8%
A	36.3%
AA	10.5%
AAA	1.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MSBOX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class I  MPFDX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$141,267,848
# of Portfolio Holdings	247
Portfolio Turnover Rate	53%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Investment Companies	2.0%
Short-Term Investments	3.6%
Corporate Bonds	94.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.9%
Not Rated	2.1%
B	0.5%
BB	0.9%
BBB	47.8%
A	36.3%
AA	10.5%
AAA	1.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MPFDX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio

Class L  MGILX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Corporate Bond Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$72	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$141,267,848
# of Portfolio Holdings	247
Portfolio Turnover Rate	53%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Sovereign	0.2%
Investment Companies	2.0%
Short-Term Investments	3.6%
Corporate Bonds	94.2%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	0.9%
Not Rated	2.1%
B	0.5%
BB	0.9%
BBB	47.8%
A	36.3%
AA	10.5%
AAA	1.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MGILX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class A  MACGX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$938,007,080
# of Portfolio Holdings	39
Portfolio Turnover Rate	57%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
37.1%
Consumer Discretionary
21.8%
Health Care
12.2%
Financials
8.8%
Communication Services
5.8%
Industrials
5.7%
Consumer Staples
3.9%
Real Estate
2.6%
Short-Term Investments
2.1%

Value	Value
Short-Term Investments	2.1%
Real Estate	2.6%
Consumer Staples	3.9%
Industrials	5.7%
Communication Services	5.8%
Financials	8.8%
Health Care	12.2%
Consumer Discretionary	21.8%
Information Technology	37.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.4%
Aurora Innovation, Inc.	5.6%
MicroStrategy, Inc.	5.6%
Core & Main, Inc.	5.2%
DoorDash, Inc.	4.9%
ROBLOX Corp.	4.8%
Royalty Pharma PLC	4.8%
Affirm Holdings, Inc.	4.8%
Global-e Online Ltd.	4.6%
QXO, Inc.	4.1%
Total	53.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MACGX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class C  MSMFX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$94	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$938,007,080
# of Portfolio Holdings	39
Portfolio Turnover Rate	57%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.1%
Real Estate	2.6%
Consumer Staples	3.9%
Industrials	5.7%
Communication Services	5.8%
Financials	8.8%
Health Care	12.2%
Consumer Discretionary	21.8%
Information Technology	37.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.4%
Aurora Innovation, Inc.	5.6%
MicroStrategy, Inc.	5.6%
Core & Main, Inc.	5.2%
DoorDash, Inc.	4.9%
ROBLOX Corp.	4.8%
Royalty Pharma PLC	4.8%
Affirm Holdings, Inc.	4.8%
Global-e Online Ltd.	4.6%
QXO, Inc.	4.1%
Total	53.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MSMFX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class I  MPEGX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$938,007,080
# of Portfolio Holdings	39
Portfolio Turnover Rate	57%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.1%
Real Estate	2.6%
Consumer Staples	3.9%
Industrials	5.7%
Communication Services	5.8%
Financials	8.8%
Health Care	12.2%
Consumer Discretionary	21.8%
Information Technology	37.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.4%
Aurora Innovation, Inc.	5.6%
MicroStrategy, Inc.	5.6%
Core & Main, Inc.	5.2%
DoorDash, Inc.	4.9%
ROBLOX Corp.	4.8%
Royalty Pharma PLC	4.8%
Affirm Holdings, Inc.	4.8%
Global-e Online Ltd.	4.6%
QXO, Inc.	4.1%
Total	53.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MPEGX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class L  MSKLX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$81	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$938,007,080
# of Portfolio Holdings	39
Portfolio Turnover Rate	57%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.1%
Real Estate	2.6%
Consumer Staples	3.9%
Industrials	5.7%
Communication Services	5.8%
Financials	8.8%
Health Care	12.2%
Consumer Discretionary	21.8%
Information Technology	37.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.4%
Aurora Innovation, Inc.	5.6%
MicroStrategy, Inc.	5.6%
Core & Main, Inc.	5.2%
DoorDash, Inc.	4.9%
ROBLOX Corp.	4.8%
Royalty Pharma PLC	4.8%
Affirm Holdings, Inc.	4.8%
Global-e Online Ltd.	4.6%
QXO, Inc.	4.1%
Total	53.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MSKLX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Discovery Portfolio

Class R6  MMCGX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Discovery Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$938,007,080
# of Portfolio Holdings	39
Portfolio Turnover Rate	57%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.1%
Real Estate	2.6%
Consumer Staples	3.9%
Industrials	5.7%
Communication Services	5.8%
Financials	8.8%
Health Care	12.2%
Consumer Discretionary	21.8%
Information Technology	37.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Cloudflare, Inc.	9.4%
Aurora Innovation, Inc.	5.6%
MicroStrategy, Inc.	5.6%
Core & Main, Inc.	5.2%
DoorDash, Inc.	4.9%
ROBLOX Corp.	4.8%
Royalty Pharma PLC	4.8%
Affirm Holdings, Inc.	4.8%
Global-e Online Ltd.	4.6%
QXO, Inc.	4.1%
Total	53.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MMCGX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio

Class A  MAAUX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$8,515,765
# of Portfolio Holdings	200
Portfolio Turnover Rate	83%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
22.6%
Health Care
14.4%
Industrials
13.7%
Information Technology
8.3%
Consumer Staples
8.0%
Energy
6.9%
Consumer Discretionary
5.5%
Utilities
4.8%
Real Estate
4.6%
Communication Services
4.6%
Materials
4.1%
Short-Term Investments
2.5%

Value	Value
Short-Term Investments	2.5%
Materials	4.1%
Communication Services	4.6%
Real Estate	4.6%
Utilities	4.8%
Consumer Discretionary	5.5%
Energy	6.9%
Consumer Staples	8.0%
Information Technology	8.3%
Industrials	13.7%
Health Care	14.4%
Financials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Verizon Communications, Inc.	2.1%
Clearway Energy, Inc.	1.2%
Popular, Inc.	1.0%
Zions Bancorp NA	1.0%
BOK Financial Corp.	1.0%
Columbia Banking System, Inc.	1.0%
First Citizens BancShares, Inc.	1.0%
FNB Corp.	1.0%
Bank OZK	1.0%
Reynolds Consumer Products, Inc.	0.9%
Total	11.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MAAUX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio

Class C  MAAOX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$8,515,765
# of Portfolio Holdings	200
Portfolio Turnover Rate	83%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.5%
Materials	4.1%
Communication Services	4.6%
Real Estate	4.6%
Utilities	4.8%
Consumer Discretionary	5.5%
Energy	6.9%
Consumer Staples	8.0%
Information Technology	8.3%
Industrials	13.7%
Health Care	14.4%
Financials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Verizon Communications, Inc.	2.1%
Clearway Energy, Inc.	1.2%
Popular, Inc.	1.0%
Zions Bancorp NA	1.0%
BOK Financial Corp.	1.0%
Columbia Banking System, Inc.	1.0%
First Citizens BancShares, Inc.	1.0%
FNB Corp.	1.0%
Bank OZK	1.0%
Reynolds Consumer Products, Inc.	0.9%
Total	11.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MAAOX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio

Class I  MAAQX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$8,515,765
# of Portfolio Holdings	200
Portfolio Turnover Rate	83%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.5%
Materials	4.1%
Communication Services	4.6%
Real Estate	4.6%
Utilities	4.8%
Consumer Discretionary	5.5%
Energy	6.9%
Consumer Staples	8.0%
Information Technology	8.3%
Industrials	13.7%
Health Care	14.4%
Financials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Verizon Communications, Inc.	2.1%
Clearway Energy, Inc.	1.2%
Popular, Inc.	1.0%
Zions Bancorp NA	1.0%
BOK Financial Corp.	1.0%
Columbia Banking System, Inc.	1.0%
First Citizens BancShares, Inc.	1.0%
FNB Corp.	1.0%
Bank OZK	1.0%
Reynolds Consumer Products, Inc.	0.9%
Total	11.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MAAQX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio

Class R6  MAADX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Dynamic Value Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$8,515,765
# of Portfolio Holdings	200
Portfolio Turnover Rate	83%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	2.5%
Materials	4.1%
Communication Services	4.6%
Real Estate	4.6%
Utilities	4.8%
Consumer Discretionary	5.5%
Energy	6.9%
Consumer Staples	8.0%
Information Technology	8.3%
Industrials	13.7%
Health Care	14.4%
Financials	22.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Verizon Communications, Inc.	2.1%
Clearway Energy, Inc.	1.2%
Popular, Inc.	1.0%
Zions Bancorp NA	1.0%
BOK Financial Corp.	1.0%
Columbia Banking System, Inc.	1.0%
First Citizens BancShares, Inc.	1.0%
FNB Corp.	1.0%
Bank OZK	1.0%
Reynolds Consumer Products, Inc.	0.9%
Total	11.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MAADX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class A  MBAAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$533,543,264
# of Portfolio Holdings	1,528
Portfolio Turnover Rate	49%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
South America	0.4%
Multi National	0.7%
Africa	1.9%
Oceania	2.1%
Asia	7.2%
Europe	18.4%
North America	69.3%

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.1%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.7%
Supranational	0.7%
Mortgages - Other	1.3%
Agency Fixed Rate Mortgages	4.4%
U.S. Treasury Securities	5.6%
Corporate Bonds	7.3%
Short-Term Investments	16.1%
Sovereign	17.1%
Common Stocks	46.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MBAAX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class C  MSSOX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$533,543,264
# of Portfolio Holdings	1,528
Portfolio Turnover Rate	49%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
South America	0.4%
Multi National	0.7%
Africa	1.9%
Oceania	2.1%
Asia	7.2%
Europe	18.4%
North America	69.3%

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.1%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.7%
Supranational	0.7%
Mortgages - Other	1.3%
Agency Fixed Rate Mortgages	4.4%
U.S. Treasury Securities	5.6%
Corporate Bonds	7.3%
Short-Term Investments	16.1%
Sovereign	17.1%
Common Stocks	46.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MSSOX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class I  MPBAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$533,543,264
# of Portfolio Holdings	1,528
Portfolio Turnover Rate	49%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
South America	0.4%
Multi National	0.7%
Africa	1.9%
Oceania	2.1%
Asia	7.2%
Europe	18.4%
North America	69.3%

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.1%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.7%
Supranational	0.7%
Mortgages - Other	1.3%
Agency Fixed Rate Mortgages	4.4%
U.S. Treasury Securities	5.6%
Corporate Bonds	7.3%
Short-Term Investments	16.1%
Sovereign	17.1%
Common Stocks	46.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MPBAX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class L  MSDLX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$75	1.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$533,543,264
# of Portfolio Holdings	1,528
Portfolio Turnover Rate	49%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
South America	0.4%
Multi National	0.7%
Africa	1.9%
Oceania	2.1%
Asia	7.2%
Europe	18.4%
North America	69.3%

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.1%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.7%
Supranational	0.7%
Mortgages - Other	1.3%
Agency Fixed Rate Mortgages	4.4%
U.S. Treasury Securities	5.6%
Corporate Bonds	7.3%
Short-Term Investments	16.1%
Sovereign	17.1%
Common Stocks	46.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MSDLX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio

Class R6  MGPOX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Global Strategist Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$533,543,264
# of Portfolio Holdings	1,528
Portfolio Turnover Rate	49%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Geographic Allocation (% of total investments)

Value	Value
South America	0.4%
Multi National	0.7%
Africa	1.9%
Oceania	2.1%
Asia	7.2%
Europe	18.4%
North America	69.3%

Asset Allocation (% of total investments)

Value	Value
Rights	0.0%Footnote Reference†
Warrants	0.0%Footnote Reference†
Municipal Bonds	0.1%
Commercial Mortgage-Backed Securities	0.6%
Asset-Backed Securities	0.7%
Supranational	0.7%
Mortgages - Other	1.3%
Agency Fixed Rate Mortgages	4.4%
U.S. Treasury Securities	5.6%
Corporate Bonds	7.3%
Short-Term Investments	16.1%
Sovereign	17.1%
Common Stocks	46.1%
Footnote	Description
Footnote†	Amount is less than 0.05%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MGPOX -TSR-SAR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class A  MSYPX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.99%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$59,921,459
# of Portfolio Holdings	187
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	2.3%
Senior Loan Interests	3.0%
Corporate Bonds	94.6%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	2.3%
Not Rated	2.2%
CCC	15.6%
B	34.4%
BB	41.0%
BBB	4.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MSYPX -TSR-SAR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class C  MSHDX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.74%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$59,921,459
# of Portfolio Holdings	187
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	2.3%
Senior Loan Interests	3.0%
Corporate Bonds	94.6%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	2.3%
Not Rated	2.2%
CCC	15.6%
B	34.4%
BB	41.0%
BBB	4.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MSHDX -TSR-SAR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class I  MSYIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$59,921,459
# of Portfolio Holdings	187
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	2.3%
Senior Loan Interests	3.0%
Corporate Bonds	94.6%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	2.3%
Not Rated	2.2%
CCC	15.6%
B	34.4%
BB	41.0%
BBB	4.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MSYIX -TSR-SAR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class IR  MRHYX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$59,921,459
# of Portfolio Holdings	187
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	2.3%
Senior Loan Interests	3.0%
Corporate Bonds	94.6%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	2.3%
Not Rated	2.2%
CCC	15.6%
B	34.4%
BB	41.0%
BBB	4.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MRHYX -TSR-SAR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class L  MSYLX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$62	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$59,921,459
# of Portfolio Holdings	187
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	2.3%
Senior Loan Interests	3.0%
Corporate Bonds	94.6%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	2.3%
Not Rated	2.2%
CCC	15.6%
B	34.4%
BB	41.0%
BBB	4.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MSYLX -TSR-SAR

Morgan Stanley Institutional Fund Trust - High Yield Portfolio

Class R6  MSHYX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - High Yield Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$31	0.61%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$59,921,459
# of Portfolio Holdings	187
Portfolio Turnover Rate	32%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Common Stocks	0.1%
Short-Term Investments	2.3%
Senior Loan Interests	3.0%
Corporate Bonds	94.6%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	2.3%
Not Rated	2.2%
CCC	15.6%
B	34.4%
BB	41.0%
BBB	4.5%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MSHYX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio

Class A MUAIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$13,322,186,636
# of Portfolio Holdings	195
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	11.9%
Commercial Paper	15.6%
Repurchase Agreements	19.1%
Corporate Bonds	25.0%
Floating Rate Notes	28.4%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	63.7%
BBB	3.4%
A	29.6%
AA	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MUAIX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio

Institutional Class MUIIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$13,322,186,636
# of Portfolio Holdings	195
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	11.9%
Commercial Paper	15.6%
Repurchase Agreements	19.1%
Corporate Bonds	25.0%
Floating Rate Notes	28.4%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	63.7%
BBB	3.4%
A	29.6%
AA	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MUIIX -TSR-SAR

Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio

Class IR MULSX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about Morgan Stanley Institutional Fund Trust - Ultra-Short Income Portfolio for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$13,322,186,636
# of Portfolio Holdings	195
Portfolio Turnover Rate	0%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Certificates of Deposit	11.9%
Commercial Paper	15.6%
Repurchase Agreements	19.1%
Corporate Bonds	25.0%
Floating Rate Notes	28.4%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	63.7%
BBB	3.4%
A	29.6%
AA	3.3%
Footnote	Description
Footnote[a]	Security ratings disclosed is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/shareholderreports. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

MULSX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Semi-Annual Financial Statements and Additional Information

March 31, 2025

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Items 6 and 7 of Form N-CSR:
Portfolio of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (95.3%)
Corporate Bonds (95.1%)
Finance (37.5%)
AIB Group PLC,
5.87%, 3/28/35 (a)	$325	$331
Aircastle Ltd./Aircastle Ireland DAC,
5.25%, 3/15/30 (a)	450	449
5.75%, 10/1/31 (a)	300	306
Ally Financial, Inc.,
2.20%, 11/2/28	300	272
6.18%, 7/26/35	150	149
American Express Co.,
5.09%, 1/30/31	691	700
American National Group, Inc.,
6.14%, 6/13/32 (a)	600	609
Apollo Global Management, Inc.,
5.80%, 5/21/54	350	346
Athene Holding Ltd.,
6.65%, 2/1/33 (b)	300	320
Avolon Holdings Funding Ltd.,
4.95%, 1/15/28 (a)	700	697
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (a)	200	176
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander,
5.62%, 12/10/29 (a)	200	203
Banco Santander SA,
4.18%, 3/24/28	600	594
5.44%, 7/15/31	800	820
Bank of America Corp.,
5.52%, 10/25/35	950	933
5.87%, 9/15/34	3,350	3,497
Bank of New York Mellon Corp.,
5.06%, 7/22/32	275	278
MTN
6.47%, 10/25/34	625	683
Bank of Nova Scotia,
8.00%, 1/27/84	475	492
Barclays PLC,
5.79%, 2/25/36	1,725	1,735
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico,
7.63%, 2/11/35 (a)	200	202
8.45%, 6/29/38 (a)	200	209
CaixaBank SA,
6.84%, 9/13/34 (a)	625	679
Centene Corp.,
2.50%, 3/1/31	1,125	950
Charles Schwab Corp.,
6.14%, 8/24/34	975	1,038
Citadel LP,
6.38%, 1/23/32 (a)	675	693
	Face Amount (000)	Value (000)
Citigroup, Inc.,
3.79%, 3/17/33	$25	$23
4.54%, 9/19/30	1,425	1,406
COPT Defense Properties LP,
2.75%, 4/15/31	1,000	867
Dai-ichi Life Insurance Co. Ltd.,
6.20%, 1/16/35 (a)(c)	400	402
Deutsche Bank AG,
3.04%, 5/28/32	175	153
Enact Holdings, Inc.,
6.25%, 5/28/29	1,000	1,027
Essent Group Ltd.,
6.25%, 7/1/29	825	850
Extra Space Storage LP,
3.90%, 4/1/29	900	869
5.70%, 4/1/28	325	334
First Horizon Corp.,
5.51%, 3/7/31	700	704
Fortitude Group Holdings LLC,
6.25%, 4/1/30 (a)	525	531
Global Atlantic Fin Co.,
6.75%, 3/15/54 (a)	275	279
7.95%, 10/15/54 (a)	325	338
Goldman Sachs Group, Inc.,
5.85%, 4/25/35	2,000	2,068
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34 (a)	625	618
Healthpeak OP LLC,
5.38%, 2/15/35	575	573
HSBC Holdings PLC,
2.87%, 11/22/32	200	174
Intact Financial Corp.,
5.46%, 9/22/32 (a)	925	934
Intesa Sanpaolo SpA,
7.20%, 11/28/33 (a)	575	638
Jefferies Financial Group, Inc.,
6.20%, 4/14/34	575	586
JPMorgan Chase & Co.,
5.77%, 4/22/35	3,825	3,976
Kite Realty Group LP,
5.50%, 3/1/34	500	501
Lseg U.S. Fin Corp.,
5.30%, 3/28/34 (a)	575	581
Macquarie Airfinance Holdings Ltd.,
5.20%, 3/27/28 (a)	200	200
6.50%, 3/26/31 (a)	475	495
Marex Group PLC,
6.40%, 11/4/29	425	432
Marsh & McLennan Cos., Inc.,
5.40%, 3/15/55	350	338
Mitsubishi HC Finance America LLC,
5.15%, 10/24/29 (a)	600	609

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
National Australia Bank Ltd.,
2.33%, 8/21/30 (a)	$375	$326
Nationwide Building Society,
4.30%, 3/8/29 (a)	625	616
Phillips Edison Grocery Center Operating Partnership I LP,
2.63%, 11/15/31	400	344
PNC Financial Services Group, Inc.,
5.58%, 1/29/36	1,250	1,273
Principal Financial Group, Inc.,
4.11%, 2/15/28 (a)	850	836
Radian Group, Inc.,
6.20%, 5/15/29	375	387
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (a)	545	489
Royal Bank of Canada,
4.97%, 5/2/31	275	276
5.15%, 2/4/31	675	683
SMBC Aviation Capital Finance DAC,
2.30%, 6/15/28 (a)	350	324
5.55%, 4/3/34 (a)	525	527
Societe Generale SA,
3.65%, 7/8/35 (a)	550	490
5.50%, 4/13/29 (a)	550	558
Sumitomo Mitsui Financial Group, Inc.,
5.85%, 7/13/30	450	472
Sumitomo Mitsui Trust Bank Ltd.,
4.85%, 9/10/34 (a)(b)	700	687
Synchrony Financial,
4.50%, 7/23/25	500	499
Synovus Financial Corp.,
5.20%, 8/11/25	475	475
6.17%, 11/1/30	350	355
Toronto-Dominion Bank,
8.13%, 10/31/82	350	363
U.S. Bancorp,
5.68%, 1/23/35	600	614
5.85%, 10/21/33	350	363
UBS Group AG,
3.09%, 5/14/32 (a)	675	601
9.02%, 11/15/33 (a)	850	1,039
UnitedHealth Group, Inc.,
5.63%, 7/15/54	1,150	1,130
Wells Fargo & Co.,
6.49%, 10/23/34	1,300	1,403
		52,997
Industrials (49.1%)
AbbVie, Inc.,
4.50%, 5/14/35	475	456
5.50%, 3/15/64	325	320
	Face Amount (000)	Value (000)
Adventist Health System,
5.43%, 3/1/32	$325	$329
Alaska Airlines 2020-1 Class A Pass-Through Trust,
4.80%, 2/15/29 (a)	696	694
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	440	308
Amazon.com, Inc.,
2.50%, 6/3/50	575	348
Amgen, Inc.,
5.25%, 3/2/33	450	457
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/1/36	450	434
4.90%, 2/1/46	525	485
Apple, Inc.,
2.95%, 9/11/49	875	592
Arches Buyer, Inc.,
4.25%, 6/1/28 (a)	400	365
Arrow Electronics, Inc.,
5.15%, 8/21/29	625	628
AS Mileage Plan IP Ltd.,
5.02%, 10/20/29 (a)	300	294
5.31%, 10/20/31 (a)	375	367
AT&T, Inc.,
3.80%, 12/1/57	1,075	755
4.50%, 5/15/35	825	776
BAE Systems PLC,
5.30%, 3/26/34 (a)	200	203
BAT Capital Corp.,
2.26%, 3/25/28	575	537
3.73%, 9/25/40	250	194
5.63%, 8/15/35	575	578
Boeing Co.,
5.81%, 5/1/50	850	810
6.26%, 5/1/27	100	103
6.30%, 5/1/29	200	210
BP Capital Markets America, Inc.,
4.89%, 9/11/33	600	591
BP Capital Markets PLC,
4.88%, 3/22/30 (c)	600	576
Bristol-Myers Squibb Co.,
5.65%, 2/22/64	500	490
Broadcom, Inc.,
3.19%, 11/15/36 (a)	600	493
Brunswick Corp.,
5.85%, 3/18/29 (b)	300	307
Burlington Northern Santa Fe LLC,
5.50%, 3/15/55	250	249
Celanese US Holdings LLC,
6.60%, 11/15/28	925	955
6.95%, 11/15/33 (b)	366	383

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42	$175	$120
3.70%, 4/1/51	900	568
4.80%, 3/1/50	425	321
Cisco Systems, Inc.,
5.50%, 1/15/40	300	309
Comcast Corp.,
2.89%, 11/1/51	600	366
3.75%, 4/1/40	1,450	1,190
Concentrix Corp.,
6.65%, 8/2/26	625	638
CRH America Finance, Inc.,
5.50%, 1/9/35	625	633
CSL Finance PLC,
5.11%, 4/3/34 (a)(b)	575	578
CVS Health Corp.,
1.88%, 2/28/31	150	125
5.88%, 6/1/53	250	236
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (a)	975	971
Diamondback Energy, Inc.,
6.25%, 3/15/33	950	1,005
DT Midstream, Inc.,
5.80%, 12/15/34 (a)	300	302
Electricite de France SA,
5.75%, 1/13/35 (a)	375	380
Eli Lilly & Co.,
5.20%, 8/14/64	475	451
Energy Transfer LP,
5.55%, 5/15/34	450	450
Enterprise Products Operating LLC,
3.20%, 2/15/52	275	181
5.35%, 1/31/33	900	923
EQM Midstream Partners LP,
4.50%, 1/15/29 (a)	347	336
4.75%, 1/15/31 (a)	375	361
6.50%, 7/1/27 (a)	350	359
Expand Energy Corp.,
5.70%, 1/15/35	500	502
Ferrellgas LP/Ferrellgas Finance Corp.,
5.88%, 4/1/29 (a)	400	363
Fiserv, Inc.,
5.35%, 3/15/31	600	616
Ford Motor Credit Co. LLC,
6.95%, 3/6/26	1,225	1,239
7.35%, 3/6/30	1,450	1,518
Foundry JV Holdco LLC,
6.10%, 1/25/36 (a)	350	359
Gilead Sciences, Inc.,
4.75%, 3/1/46	825	743
5.60%, 11/15/64	100	99
	Face Amount (000)	Value (000)
Glencore Funding LLC,
5.63%, 4/4/34 (a)	$625	$628
HCA, Inc.,
3.50%, 7/15/51	125	82
6.20%, 3/1/55	400	397
Hexcel Corp.,
5.88%, 2/26/35	675	688
Home Depot, Inc.,
4.95%, 6/25/34	975	979
Hyatt Hotels Corp.,
5.05%, 3/30/28	475	477
Hyundai Capital America,
3.00%, 2/10/27 (a)	1,050	1,018
Icon Investments Six DAC,
5.81%, 5/8/27	600	613
Imperial Brands Finance PLC,
6.13%, 7/27/27 (a)	425	438
Intel Corp.,
4.90%, 8/5/52	1,125	923
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL,
2.50%, 1/15/27	625	601
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group,
5.95%, 4/20/35 (a)	550	566
JDE Peet's NV,
1.38%, 1/15/27 (a)	1,050	987
John Deere Capital Corp.,
MTN
5.05%, 6/12/34	350	352
Kroger Co.,
5.00%, 9/15/34	675	660
Kyndryl Holdings, Inc.,
6.35%, 2/20/34 (b)	475	493
Las Vegas Sands Corp.,
5.90%, 6/1/27	675	686
6.00%, 8/15/29	210	215
Lithia Motors, Inc.,
3.88%, 6/1/29 (a)	400	367
Mars, Inc.,
5.20%, 3/1/35 (a)	375	377
Mastercard, Inc.,
4.95%, 3/15/32	575	585
Meta Platforms, Inc.,
5.55%, 8/15/64	75	74
5.75%, 5/15/63	575	584
Mitsubishi Corp.,
5.13%, 7/17/34 (a)	300	304
Netflix, Inc.,
5.40%, 8/15/54	275	270
Newcastle Coal Infrastructure Group Pty. Ltd.,
4.40%, 9/29/27 (a)	282	278

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Newmont Corp./Newcrest Finance Pty. Ltd.,
5.35%, 3/15/34	$300	$303
Nexa Resources SA,
6.75%, 4/9/34 (a)(b)	200	207
Northern Natural Gas Co.,
5.63%, 2/1/54 (a)	450	442
Novartis Capital Corp.,
4.20%, 9/18/34	800	764
Nutrien Ltd.,
5.25%, 3/12/32	350	351
Occidental Petroleum Corp.,
5.38%, 1/1/32	1,100	1,085
5.55%, 10/1/34	175	171
ONEOK, Inc.,
5.38%, 6/1/29	275	279
5.65%, 9/1/34	325	328
6.05%, 9/1/33	975	1,016
Oracle Corp.,
3.60%, 4/1/50	1,300	904
Penske Truck Leasing Co. LP/PTL Finance Corp.,
6.05%, 8/1/28 (a)	625	649
Perrigo Finance Unlimited Co.,
4.90%, 6/15/30	525	502
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63	950	885
Philip Morris International, Inc.,
5.38%, 2/15/33	1,000	1,020
Qorvo, Inc.,
3.38%, 4/1/31 (a)	800	702
Raizen Fuels Finance SA,
5.70%, 1/17/35 (a)	275	261
6.45%, 3/5/34 (a)	206	208
Rio Tinto Finance USA PLC,
5.88%, 3/14/65	400	405
Roche Holdings, Inc.,
2.08%, 12/13/31 (a)	375	320
Rogers Communications, Inc.,
5.30%, 2/15/34	950	933
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30	625	614
Silgan Holdings, Inc.,
1.40%, 4/1/26 (a)	550	531
South Bow USA Infrastructure Holdings LLC,
4.91%, 9/1/27 (a)	375	375
Syngenta Finance NV,
4.89%, 4/24/25 (a)	300	300
Thermo Fisher Scientific, Inc.,
5.20%, 1/31/34	600	610
T-Mobile USA, Inc.,
5.13%, 5/15/32	350	352
5.75%, 1/15/54	875	866
	Face Amount (000)	Value (000)
TotalEnergies Capital SA,
5.64%, 4/5/64	$275	$269
Transportadora de Gas Internacional SA ESP,
5.55%, 11/1/28 (a)	200	201
Uber Technologies, Inc.,
4.30%, 1/15/30	350	344
4.80%, 9/15/34	725	705
United Airlines Pass-Through Trust,
Series 2020-1
5.88%, 4/15/29	362	369
Series 2024-1
5.45%, 8/15/38	495	501
Var Energi ASA,
7.50%, 1/15/28 (a)	600	636
Verisk Analytics, Inc.,
5.25%, 3/15/35	800	800
Verizon Communications, Inc.,
2.36%, 3/15/32	900	762
2.55%, 3/21/31	1,675	1,476
Viatris, Inc.,
2.70%, 6/22/30	500	436
VICI Properties LP,
5.13%, 11/15/31	1,300	1,283
Videotron Ltd.,
3.63%, 6/15/29 (a)	700	661
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	425	375
5.14%, 3/15/52	150	109
Williams Cos., Inc.,
5.60%, 3/15/35	875	892
		69,373
Utilities (8.5%)
AEP Transmission Co. LLC,
5.40%, 3/15/53	475	455
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)	325	327
Atmos Energy Corp.,
6.20%, 11/15/53	325	348
Berkshire Hathaway Energy Co.,
2.85%, 5/15/51	475	292
Calpine Corp.,
5.13%, 3/15/28 (a)	425	419
Cleveland Electric Illuminating Co.,
4.55%, 11/15/30 (a)	250	244
Consolidated Edison Co. of New York, Inc.,
5.90%, 11/15/53	525	536
Constellation Energy Generation LLC,
5.75%, 3/15/54	375	361
Consumers Energy Co.,
2.50%, 5/1/60	450	247
Dominion Energy, Inc.,
5.38%, 11/15/32	600	606

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
DTE Energy Co.,
5.85%, 6/1/34	$700	$724
Duke Energy Florida LLC,
6.20%, 11/15/53	600	635
Duke Energy Indiana LLC,
2.75%, 4/1/50	330	201
Engie SA,
5.25%, 4/10/29 (a)	200	204
Entergy Texas, Inc.,
3.55%, 9/30/49	200	142
FirstEnergy Corp.,
Series C
3.40%, 3/1/50	250	170
FirstEnergy Transmission LLC,
5.00%, 1/15/35	450	441
Georgia Power Co.,
Series A
3.25%, 3/15/51	425	289
Liberty Utilities Co.,
5.58%, 1/31/29 (a)(b)	900	922
MidAmerican Energy Co.,
3.15%, 4/15/50	275	185
Narragansett Electric Co.,
5.35%, 5/1/34 (a)	450	453
New England Power Co.,
5.94%, 11/25/52 (a)	125	128
NextEra Energy Capital Holdings, Inc.,
5.45%, 3/15/35	825	833
Pacific Gas & Electric Co.,
3.30%, 8/1/40	375	276
4.95%, 7/1/50	575	481
PacifiCorp,
4.15%, 2/15/50	250	193
Southern California Edison Co.,
5.88%, 12/1/53	275	264
Southwestern Public Service Co.,
6.00%, 6/1/54	625	633
Virginia Electric & Power Co.,
5.05%, 8/15/34	350	346
Vistra Operations Co. LLC,
5.70%, 12/30/34 (a)	550	548
		11,903
		134,273
Sovereign (0.2%)
Petroleos Mexicanos,
6.50%, 3/13/27	302	296
Total Fixed Income Securities (Cost $134,345)		134,569
	Shares	Value (000)
Investment Companies (2.0%)
Calvert Ultra-Short Investment Grade ETF (b) (See Note G)	11,500	$582
Eaton Vance Ultra-Short Income ETF (See Note G)	20,930	1,063
Eaton Vance Floating-Rate ETF (See Note G)	25,000	1,236
Total Investment Companies (Cost $2,900)		2,881
Short-Term Investments (3.7%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.27% (See Note G) (Cost $638)	637,672	638
Securities held as Collateral on Loaned Securities (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.27% (See Note G) (Cost $3,717)	3,716,545	3,717
	Face Amount (000)
U.S. Treasury Security (0.6%)
U.S. Treasury Bill, 4.31%, 5/6/25 (e)(f) (Cost $837)	$840	837
Total Short-Term Investments (Cost $5,192)		5,192
Total Investments (101.0%) (Cost $142,437) including $3,631 of Securities Loaned (g)(h)		142,642
Liabilities in Excess of Other Assets (–1.0%)		(1,374)
Net Assets (100.0%)		$141,268

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at March 31, 2025.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2025.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(e)  Rate shown is the yield to maturity at March 31, 2025.

(f)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(g)  Securities are available for collateral in connection with open futures contracts.

(h)  At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,045,000 and the aggregate gross unrealized depreciation is approximately $1,707,000, resulting in net unrealized appreciation of approximately $338,000.

DAC  Designated Activity Company.

ETF  Exchange Traded Fund.

MTN  Medium Term Note.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	67	Jun-25	$13,400	$13,880	$70
U.S. Treasury 5 yr. Note (United States)	25	Jun-25	2,500	2,704	1
U.S. Treasury Long Bond (United States)	139	Jun-25	13,900	16,302	318
Short:
U.S. Treasury 10 yr. Note (United States)	91	Jun-25	(9,100)	(10,121)	(110)
U.S. Treasury 10 yr. Ultra Note (United States)	115	Jun-25	(11,500)	(13,124)	(141)
U.S. Treasury Ultra Long Bond (United States)	9	Jun-25	(900)	(1,100)	(5)
					$133

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	49.9%
Finance	38.2
Utilities	8.6
Other**	3.3
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open futures contracts with a value of approximately $57,231,000 and net unrealized appreciation of approximately $133,000.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities	March 31, 2025 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $135,182)	$135,406
Investment in Security of Affiliated Issuer, at Value (Cost $7,255)	7,236
Total Investments in Securities, at Value (Cost $142,437)	142,642
Foreign Currency, at Value (Cost $102)	104
Cash	3
Interest Receivable	1,595
Receivable for Investments Sold	1,284
Receivable for Fund Shares Sold	465
Receivable from Affiliate	18
Dividends Receivable	14
Receivable for Variation Margin on Futures Contracts	3
Receivable from Securities Lending Income	1
Other Assets	51
Total Assets	146,180
Liabilities:
Collateral on Securities Loaned, at Value	3,717
Payable for Investments Purchased	924
Payable for Professional Fees	60
Payable for Advisory Fees	52
Payable for Fund Shares Redeemed	42
Payable for Trustees' Fees and Expenses	35
Payable for Transfer Agency Fees — Class I	20
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Deferred Capital Gain Country Tax	11
Payable for Administration Fees	10
Payable for Sub Transfer Agency Fees — Class I	8
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	7
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Other Liabilities	22
Total Liabilities	4,912
Net Assets	$141,268
Net Assets Consist of:
Paid-in-Capital	$167,862
Total Accumulated Loss	(26,594)
Net Assets	$141,268

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2025 (000)
CLASS I:
Net Assets	$128,161
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	12,119,789
Net Asset Value, Offering and Redemption Price Per Share	$10.57
CLASS A:
Net Assets	$10,969
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,035,677
Net Asset Value, Redemption Price Per Share	$10.59
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.36
Maximum Offering Price Per Share	$10.95
CLASS L:
Net Assets	$840
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	79,403
Net Asset Value, Offering and Redemption Price Per Share	$10.58
CLASS C:
Net Assets	$1,298
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	123,626
Net Asset Value, Offering and Redemption Price Per Share	$10.50
(1) Including: Securities on Loan, at Value:	$3,631

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Corporate Bond Portfolio

Statement of Operations	Six Months Ended March 31, 2025 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$3,381
Dividends from Security of Affiliated Issuer (Note G)	100
Dividends from Securities of Unaffiliated Issuers	62
Income from Securities Loaned — Net	5
Total Investment Income	3,548
Expenses:
Advisory Fees (Note B)	246
Professional Fees	97
Transfer Agency Fees — Class I (Note E)	64
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Administration Fees (Note C)	53
Sub Transfer Agency Fees — Class I	45
Sub Transfer Agency Fees — Class A	7
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Registration Fees	27
Shareholder Services Fees — Class A (Note D)	14
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	7
Custodian Fees (Note F)	13
Shareholder Reporting Fees	13
Trustees' Fees and Expenses	4
Pricing Fees	— @
Other Expenses	10
Total Expenses	607
Reimbursement of Class Specific Expenses — Class I (Note B)	(108)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Waiver of Advisory Fees (Note B)	(35)
Waiver of Shareholder Services Fees — Class A (Note D)	(6)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Net Expenses	453
Net Investment Income	3,095
Realized Gain (Loss):
Investments Sold	48
Futures Contracts	(626)
Net Realized Loss	(578)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $—@)	(3,408)
Investments in Affiliates	(25)
Foreign Currency Translation	(5)
Futures Contracts	121
Net Change in Unrealized Appreciation (Depreciation)	(3,317)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(3,895)
Net Decrease in Net Assets Resulting from Operations	$(800)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

March 31, 2025

Corporate Bond Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2025 (unaudited) (000)	Year Ended September 30, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3,095	$6,247
Net Realized Loss	(578)	(2,125)
Net Change in Unrealized Appreciation (Depreciation)	(3,317)	12,489
Net Increase (Decrease) in Net Assets Resulting from Operations	(800)	16,611
Dividends and Distributions to Shareholders:
Class I	(2,797)	(5,454)
Class A	(259)	(652)
Class L	(17)	(41)
Class C	(26)	(61)
Total Dividends and Distributions to Shareholders	(3,099)	(6,208)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	33,760	30,892
Distributions Reinvested	2,719	5,246
Redeemed	(14,921)	(37,784)
Class A:
Subscribed	1,645	3,513
Distributions Reinvested	259	652
Redeemed	(2,581)	(6,055)
Class L:
Distributions Reinvested	17	41
Redeemed	(20)	(247)
Class C:
Subscribed	—	515
Distributions Reinvested	26	60
Redeemed	(210)	(336)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	20,694	(3,503)
Total Increase in Net Assets	16,795	6,900
Net Assets:
Beginning of Period	124,473	117,573
End of Period	$141,268	$124,473
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,210	2,951
Shares Issued on Distributions Reinvested	256	505
Shares Redeemed	(1,414)	(3,678)
Net Increase (Decrease) in Class I Shares Outstanding	2,052	(222)
Class A:
Shares Subscribed	155	331
Shares Issued on Distributions Reinvested	24	63
Shares Redeemed	(244)	(580)
Net Decrease in Class A Shares Outstanding	(65)	(186)
Class L:
Shares Issued on Distributions Reinvested	2	4
Shares Redeemed	(2)	(24)
Net Decrease in Class L Shares Outstanding	(— @)	(20)
Class C:
Shares Subscribed	—	49
Shares Issued on Distributions Reinvested	2	6
Shares Redeemed	(20)	(32)
Net Increase (Decrease) in Class C Shares Outstanding	(18)	23

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$10.93		$9.97		$9.95		$12.96		$13.49		$12.78
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.25		0.56		0.45		0.30		0.25		0.32
Net Realized and Unrealized Gain (Loss)	(0.36)		0.96		0.00	(2)	(2.69)		(0.05)		0.72
Total from Investment Operations	(0.11)		1.52		0.45		(2.39)		0.20		1.04
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.56)		(0.43)		(0.27)		(0.25)		(0.33)
Net Realized Gain	—		—		—		(0.35)		(0.48)		—
Total Distributions	(0.25)		(0.56)		(0.43)		(0.62)		(0.73)		(0.33)
Net Asset Value, End of Period	$10.57		$10.93		$9.97		$9.95		$12.96		$13.49
Total Return(3)	(0.97	)%(4)	15.66	%(5)	4.51%		(19.23)%		1.44%		8.19%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$128,161		$110,018		$102,560		$114,804		$161,409		$182,070
Ratio of Expenses Before Expense Limitation	0.89	%(6)	0.95%		1.00%		0.86%		0.79%		0.86%
Ratio of Expenses After Expense Limitation	0.64	%(6)(7)	0.20	%(7)(8)	0.69	%(7)	0.70	%(7)	0.70	%(7)	0.70	%(7)
Ratio of Net Investment Income	4.75	%(6)(7)	5.36	%(7)(8)	4.39	%(7)	2.55	%(7)	1.90	%(7)	2.49	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	53	%(4)	183%		134%		110%		125%		133%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.65%	4.91%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

Corporate Bond Portfolio

	Class A
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$10.94		$9.98		$9.96		$12.97		$13.50		$12.80
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.23		0.54		0.42		0.26		0.22		0.29
Net Realized and Unrealized Gain (Loss)	(0.34)		0.95		0.00	(2)	(2.68)		(0.05)		0.70
Total from Investment Operations	(0.11)		1.49		0.42		(2.42)		0.17		0.99
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.53)		(0.40)		(0.24)		(0.22)		(0.29)
Net Realized Gain	—		—		—		(0.35)		(0.48)		—
Total Distributions	(0.24)		(0.53)		(0.40)		(0.59)		(0.70)		(0.29)
Net Asset Value, End of Period	$10.59		$10.94		$9.98		$9.96		$12.97		$13.50
Total Return(3)	(1.03	)%(4)	15.34	%(5)	4.18%		(19.45)%		1.22%		7.88%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,969		$12,051		$12,849		$14,158		$19,689		$10,807
Ratio of Expenses Before Expense Limitation	1.12	%(6)	1.12%		1.21%		1.09%		1.02%		1.10%
Ratio of Expenses After Expense Limitation	0.96	%(6)(7)	0.45	%(7)(8)	0.99	%(7)	0.99	%(7)	0.92	%(7)	0.99	%(7)
Ratio of Net Investment Income	4.44	%(6)(7)	5.10	%(7)(8)	4.08	%(7)	2.28	%(7)	1.68	%(7)	2.20	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	53	%(4)	183%		134%		110%		125%		133%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.90%	4.65%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

Corporate Bond Portfolio

	Class L
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$10.93		$9.97		$9.95		$12.96		$13.49		$12.79
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21		0.48		0.37		0.21		0.17		0.24
Net Realized and Unrealized Gain (Loss)	(0.35)		0.95		0.00	(2)	(2.69)		(0.05)		0.70
Total from Investment Operations	(0.14)		1.43		0.37		(2.48)		0.12		0.94
Distributions from and/or in Excess of:
Net Investment Income	(0.21)		(0.47)		(0.35)		(0.18)		(0.17)		(0.24)
Net Realized Gain	—		—		—		(0.35)		(0.48)		—
Total Distributions	(0.21)		(0.47)		(0.35)		(0.53)		(0.65)		(0.24)
Net Asset Value, End of Period	$10.58		$10.93		$9.97		$9.95		$12.96		$13.49
Total Return(3)	(1.28	)%(4)	14.71	%(5)	3.68%		(19.83)%		0.79%		7.47%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$840		$871		$990		$1,049		$1,444		$1,727
Ratio of Expenses Before Expense Limitation	1.53	%(6)	1.57%		1.59%		1.43%		N/A		1.39%
Ratio of Expenses After Expense Limitation	1.46	%(6)(7)	0.93	%(7)(8)	1.47	%(7)	1.43	%(7)	1.33	%(7)	1.38	%(7)
Ratio of Net Investment Income	3.93	%(6)(7)	4.62	%(7)(8)	3.60	%(7)	1.84	%(7)	1.27	%(7)	1.84	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	53	%(4)	183%		134%		110%		125%		133%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.45%	4.10%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

Corporate Bond Portfolio

	Class C
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$10.85		$9.90		$9.89		$12.87		$13.41		$12.71
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19		0.44		0.34		0.16		0.10		0.18
Net Realized and Unrealized Gain (Loss)	(0.34)		0.95		(0.01)		(2.65)		(0.05)		0.71
Total from Investment Operations	(0.15)		1.39		0.33		(2.49)		0.05		0.89
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.44)		(0.32)		(0.14)		(0.11)		(0.19)
Net Realized Gain	—		—		—		(0.35)		(0.48)		—
Total Distributions	(0.20)		(0.44)		(0.32)		(0.49)		(0.59)		(0.19)
Net Asset Value, End of Period	$10.50		$10.85		$9.90		$9.89		$12.87		$13.41
Total Return(2)	(1.43	)%(3)	14.39	%(4)	3.28%		(20.05)%		0.28%		7.09%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,298		$1,533		$1,174		$1,491		$3,111		$3,222
Ratio of Expenses Before Expense Limitation	1.99	%(5)	2.02%		2.08%		1.92%		1.81%		1.90%
Ratio of Expenses After Expense Limitation	1.74	%(5)(6)	1.31	%(6)(7)	1.79	%(6)	1.80	%(6)	1.80	%(6)	1.80	%(6)
Ratio of Net Investment Income	3.65	%(5)(6)	4.25	%(6)(7)	3.29	%(6)	1.40	%(6)	0.80	%(6)	1.42	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	53	%(3)	183%		134%		110%		125%		133%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.75%	3.81%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of six separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Corporate Bond Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund has issued four classes of shares — Class I, Class A, Class L and Class C. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services,

16

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$134,273	$—	$134,273
Sovereign	—	296	—	296
Total Fixed Income Securities	—	134,569	—	134,569
Investment Companies	2,881	—	—	2,881
Short-Term Investments
Investment Company	4,355	—	—	4,355
U.S. Treasury Security	—	837	—	837
Total Short-Term Investments	4,355	837	—	5,192
Futures Contracts	389	—	—	389
Total Assets	7,625	135,406	—	143,031
Liabilities:
Futures Contracts	(256)	—	—	(256)
Total	$7,369	$135,406	$—	$142,775

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and

17

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities and the Fund also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot

18

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

As of March 31, 2025, the Fund did not have any open foreign currency forward exchange contracts.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2025:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$389	(a)
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$(256	)(a)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

19

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2025 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(626)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$121

For the six months ended March 31, 2025, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$53,894,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2025:

Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$3,631	(a)	$—	$(3,631	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $3,717,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2025:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$3,707	$—	$—	$—	$3,707
Investment Company	10	—	—	—	10
Total Borrowings	$3,717	$—	$—	$—	$3,717
Gross amount of recognized liabilities for securities lending transactions					$3,717

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment
20

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

9.  Segment Reporting: During the reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate of 0.375% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares, 1.00% for Class A shares, 1.47% for Class L shares and 1.75% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2025, approximately $35,000 of advisory fees were waived and approximately $109,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. For the six months ended ended March 31, 2025, this waiver amounted to approximately $6,000.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1

21

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $8,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2025, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $91,444,000 and $68,191,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2025.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, advisory fees paid were reduced by $1,000 relating to the Fund's investment in the Liquidity Fund.

The Fund invests in Calvert Ultra-Short Investment Grade ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Calvert Ultra-Short Investment Grade ETF. For the six months ended March 31, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Calvert Ultra-Short Investment Grade ETF.

The Fund invests in Eaton Vance Ultra-Short Income ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Ultra-Short Income ETF. For the six months ended March 31, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Eaton Vance Ultra-Short Income ETF.

The Fund invests in Eaton Vance Floating-Rate ETF, a management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Eaton Vance Floating-Rate ETF. For the six months ended March 31, 2025, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Eaton Vance Floating-Rate ETF.

22

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:

Affiliated Investment Company/Issuer	Value September 30, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$4,885	$34,829	$35,359	$38
Calvert Ultra-Short Investment Grade ETF	583	—	—	14
Eaton Vance Ultra-Short Income ETF	1,062	—	—	24
Eaton Vance Floating-Rate ETF	—	1,261	—	24
Total	$6,530	$36,090	$35,359	$100
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2025 (000)
Liquidity Fund	$—	$—	$4,355
Calvert Ultra-Short Investment Grade ETF	—	(1)	582
Eaton Vance Ultra-Short Income ETF	—	1	1,063
Eaton Vance Floating-Rate ETF	—	(25)	1,236
Total	$—	$(25)	$7,236

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2025, included in "Trustees' Fees and Expenses" in the Statement of Operations amounted to approximately $1,000. At March 31, 2025, the Fund had an accrued pension liability of approximately $35,000, which is reflected as "Payable for Trustees' Fees and Expenses" in the Statement of Assets and Liabilities.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

23

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:	2023 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$6,208	$5,255

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2024.

At September 30, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$611	$—

At September 30, 2024, the Fund had available for federal income tax purposes unused short-term and long term capital losses of approximately $7,727,000 and $19,081,000 respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2025, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 61.9%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

24

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Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MIGAX-NCSR 3.31.25

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Semi-Annual Financial Statements and Additional Information

March 31, 2025

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Items 6 and 7 of Form N-CSR:
Consolidated Portfolio of Investments	2
Consolidated Statement of Assets and Liabilities	4
Consolidated Statement of Operations	6
Consolidated Statements of Changes in Net Assets	7
Consolidated Financial Highlights	8
Notes to Consolidated Financial Statements	13
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (92.9%)
Automobiles (0.3%)
Rivian Automotive, Inc., Class A (a)	216,017	$2,689
Beverages (2.3%)
Celsius Holdings, Inc. (a)	601,836	21,437
Biotechnology (2.2%)
Alnylam Pharmaceuticals, Inc. (a)	9,072	2,450
Argenx SE ADR (Belgium) (a)	4,498	2,662
ProKidney Corp. (a)(b)	733,305	642
Roivant Sciences Ltd. (a)	1,463,536	14,767
		20,521
Broadline Retail (4.7%)
Global-e Online Ltd. (Israel) (a)	1,237,381	44,113
Entertainment (4.9%)
ROBLOX Corp., Class A (a)	783,389	45,664
Financial Services (6.1%)
Affirm Holdings, Inc. (a)	1,003,440	45,345
Federal National Mortgage Association (a)	1,492,531	9,433
Toast, Inc., Class A (a)	69,617	2,309
		57,087
Health Care Equipment & Supplies (1.5%)
Dexcom, Inc. (a)	205,760	14,051
Health Care Providers & Services (3.8%)
Agilon Health, Inc. (a)	5,976,122	25,877
HealthEquity, Inc. (a)	112,203	9,915
		35,792
Hotels, Restaurants & Leisure (4.9%)
DoorDash, Inc., Class A (a)	251,833	46,028
Information Technology Services (13.1%)
Cloudflare, Inc., Class A (a)	791,746	89,222
Snowflake, Inc., Class A (a)	230,884	33,746
		122,968
Leisure Products (1.4%)
Peloton Interactive, Inc., Class A (a)	2,145,381	13,559
Machinery (0.5%)
Symbotic, Inc. (a)(b)	220,798	4,462
Media (1.0%)
Trade Desk, Inc., Class A (a)	176,391	9,652
Personal Care Products (1.6%)
Oddity Tech Ltd., Class A (Israel) (a)	356,470	15,421
Pharmaceuticals (4.9%)
Royalty Pharma PLC, Class A	1,466,285	45,646
Real Estate Management & Development (2.6%)
Landbridge Co. LLC, Class A (b)	342,491	24,639
Software (20.9%)
AppLovin Corp., Class A (a)	94,131	24,942
Aurora Innovation, Inc. (a)	7,868,846	52,918
MicroStrategy, Inc., Class A (a)	183,477	52,891
QXO, Inc.	2,852,287	38,620
Samsara, Inc., Class A (a)	687,824	26,364
		195,735
	Shares	Value (000)
Specialty Retail (10.7%)
Carvana Co. (a)	166,258	$34,761
Chewy, Inc., Class A (a)	1,062,953	34,557
Floor & Decor Holdings, Inc., Class A (a)	385,061	30,986
		100,304
Tech Hardware, Storage & Peripherals (0.3%)
IonQ, Inc. (a)	110,869	2,447
Trading Companies & Distributors (5.2%)
Core & Main, Inc., Class A (a)	1,019,085	49,232
Total Common Stocks (Cost $791,462)		871,447
Preferred Stock (3.2%)
Software (3.2%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $24,713; acquired 8/31/21)	336,299	30,015
Investment Company (2.8%)
iShares Bitcoin Trust ETF (a) (Cost $21,638)	559,196	26,176
Short-Term Investments (2.1%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (See Note G) (Cost $15,852)	15,852,082	15,852
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class, 4.14% (See Note G)	2,936,066	2,936
	Face Amount (000)
Repurchase Agreements (0.1%)
Merrill Lynch & Co., Inc., (4.20%, dated 3/31/25, due 4/1/25; proceeds $191; fully collateralized by a U.S. Government obligation; 3.75% due 8/15/27; valued at $194)	$191	191
Merrill Lynch & Co., Inc., (4.36%, dated 3/31/25, due 4/1/25; proceeds $524; fully collateralized by U.S. Government obligations; 0.00% — 4.63% due 1/31/26 — 2/15/46; valued at $535)	524	524
		715
Total Securities held as Collateral on Loaned Securities (Cost $3,651)		3,651
Total Short-Term Investments (Cost $19,503)		19,503
Total Investments Excluding Purchased Options (101.0%) (Cost $857,316)		947,141
Total Purchased Options Outstanding (0.1%) (Cost $4,027)		1,605
Total Investments (101.1%) (Cost $861,343) Including $5,400 of Securities Loaned (e)(f)		948,746
Liabilities in Excess of Other Assets (–1.1%)		(10,739)
Net Assets (100.0%)		$938,007

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2025.

The accompanying notes are an integral part of the consolidated financial statements.
2

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2025 amounts to $30,015,000 and represents 3.2% of net assets.

(d)  At March 31, 2025, the Fund held a fair valued security valued at approximately $30,015,000, representing 3.2% of net assets. This security has been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(e)  Securities are available for collateral in connection with purchased options.

(f)  At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $173,137,000 and the aggregate gross unrealized depreciation is approximately $85,734,000, resulting in net unrealized appreciation of approximately $87,403,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2025:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.66	Sep-25	103,825,529	$103,826	$149	$431	$(282)
Standard Chartered Bank	USD/CNH	CNH	7.77	Oct-25	212,383,402	212,383	337	924	(587)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.77	Jul-25	97,459,329	97,459	62	424	(362)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.82	Feb-26	262,108,699	262,109	792	1,082	(290)
Goldman Sachs & Co. LLC	USD/CNH	CNH	8.02	Dec-25	245,910,824	245,911	265	1,166	(901)
							$1,605	$4,027	$(2,422)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	41.4%
Software	23.8
Information Technology Services	13.0
Specialty Retail	10.6
Financial Services	6.0
Trading Companies & Distributors	5.2
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2025.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Discovery Portfolio

Consolidated Statement of Assets and Liabilities	March 31, 2025 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $842,555)	$929,958
Investment in Security of Affiliated Issuer, at Value (Cost $18,788)	18,788
Total Investments in Securities, at Value (Cost $861,343)	948,746
Foreign Currency, at Value (Cost $2)	2
Receivable for Investments Sold	3,645
Receivable for Fund Shares Sold	269
Receivable from Affiliate	65
Receivable from Securities Lending Income	16
Other Assets	158
Total Assets	952,901
Liabilities:
Payable for Fund Shares Redeemed	7,235
Collateral on Securities Loaned, at Value	3,651
Due to Broker	1,870
Payable for Advisory Fees	1,323
Payable for Investments Purchased	327
Payable for Shareholder Services Fees — Class A	87
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	12
Payable for Administration Fees	67
Payable for Professional Fees	63
Payable for Trustees' Fees and Expenses	35
Payable for Sub Transfer Agency Fees — Class I	14
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	2
Payable for Custodian Fees	13
Payable for Transfer Agency Fees — Class I	5
Payable for Transfer Agency Fees — Class A	5
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	1
Other Liabilities	180
Total Liabilities	14,894
Net Assets	$938,007
Net Assets Consist of:
Paid-in-Capital	$2,343,640
Total Accumulated Loss	(1,405,633)
Net Assets	$938,007

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Discovery Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 31, 2025 (000)
CLASS I:
Net Assets	$365,168
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	18,250,968
Net Asset Value, Offering and Redemption Price Per Share	$20.01
CLASS A:
Net Assets	$387,217
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	28,629,538
Net Asset Value, Redemption Price Per Share	$13.53
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.75
Maximum Offering Price Per Share	$14.28
CLASS L:
Net Assets	$5,195
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	515,748
Net Asset Value, Offering and Redemption Price Per Share	$10.07
CLASS C:
Net Assets	$13,226
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,087,942
Net Asset Value, Offering and Redemption Price Per Share	$12.16
CLASS R6:
Net Assets	$167,201
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	8,148,859
Net Asset Value, Offering and Redemption Price Per Share	$20.52
(1) Including: Securities on Loan, at Value:	$5,400

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Discovery Portfolio

Consolidated Statement of Operations	Six Months Ended March 31, 2025 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note G)	$665
Dividends from Securities of Unaffiliated Issuers	568
Income from Securities Loaned — Net	97
Total Investment Income	1,330
Expenses:
Advisory Fees (Note B)	2,640
Shareholder Services Fees — Class A (Note D)	560
Distribution and Shareholder Services Fees — Class L (Note D)	21
Distribution and Shareholder Services Fees — Class C (Note D)	76
Sub Transfer Agency Fees — Class I	219
Sub Transfer Agency Fees — Class A	281
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	8
Administration Fees (Note C)	422
Professional Fees	96
Shareholder Reporting Fees	56
Transfer Agency Fees — Class I (Note E)	16
Transfer Agency Fees — Class A (Note E)	25
Transfer Agency Fees — Class L (Note E)	3
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6 (Note E)	4
Registration Fees	38
Custodian Fees (Note F)	21
Trustees' Fees and Expenses	10
Pricing Fees	2
Other Expenses	29
Total Expenses	4,531
Rebate from Morgan Stanley Affiliate (Note G)	(29)
Net Expenses	4,502
Net Investment Loss	(3,172)
Realized Gain:
Investments Sold	132,017
Payment from the Adviser (Note B)	7,873
Foreign Currency Transaction	54
Net Realized Gain	139,944
Change in Unrealized Appreciation (Depreciation):
Investments	(6,870)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(6,870)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	133,074
Net Increase in Net Assets Resulting from Operations	$129,902

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund Trust

March 31, 2025

Discovery Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 31, 2025 (unaudited) (000)	Year Ended September 30, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(3,172)	$(5,316)
Net Realized Gain (Loss)	139,944	(90,723)
Net Change in Unrealized Appreciation (Depreciation)	(6,870)	405,527
Net Increase in Net Assets Resulting from Operations	129,902	309,488
Capital Share Transactions:(1)
Class I:
Subscribed	143,857	118,045
Redeemed	(161,809)	(181,173)
Class A:
Subscribed	23,327	22,931
Redeemed	(87,503)	(194,965)
Class L:
Redeemed	(296)	(922)
Class C:
Subscribed	679	784
Redeemed	(2,626)	(5,608)
Class R6:
Subscribed	27,404	20,566
Redeemed	(33,794)	(95,983)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(90,761)	(316,325)
Total Increase (Decrease) in Net Assets	39,141	(6,837)
Net Assets:
Beginning of Period	898,866	905,703
End of Period	$938,007	$898,866
(1) Capital Share Transactions:
Class I:
Shares Subscribed	6,710	7,857
Shares Redeemed	(7,584)	(12,512)
Net Decrease in Class I Shares Outstanding	(874)	(4,655)
Class A:
Shares Subscribed	1,554	2,339
Shares Redeemed	(6,025)	(19,482)
Net Decrease in Class A Shares Outstanding	(4,471)	(17,143)
Class L:
Shares Redeemed	(28)	(121)
Class C:
Shares Subscribed	49	88
Shares Redeemed	(198)	(608)
Net Decrease in Class C Shares Outstanding	(149)	(520)
Class R6:
Shares Subscribed	1,220	1,408
Shares Redeemed	(1,545)	(6,395)
Net Decrease in Class R6 Shares Outstanding	(325)	(4,987)

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund Trust

March 31, 2025

Consolidated Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$17.54		$12.39		$12.06		$42.00		$38.19		$19.92
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.07)		(0.03)		(0.14)		(0.24)		(0.15)
Net Realized and Unrealized Gain (Loss)	2.52		5.22		0.36		(19.69)		7.35		20.73
Total from Investment Operations	2.47		5.15		0.33		(19.83)		7.11		20.58
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(10.11)		(3.30)		(2.31)
Net Asset Value, End of Period	$20.01		$17.54		$12.39		$12.06		$42.00		$38.19
Total Return(3)	14.08	%(4)(5)	41.57	%(6)	2.74%		(61.26)%		18.36%		115.34%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$365,168		$335,470		$294,703		$416,283		$1,719,520		$1,282,828
Ratio of Expenses Before Expense Limitation	0.74	%(7)	0.76%		0.74%		0.77%		N/A		0.74%
Ratio of Expenses After Expense Limitation	0.74	%(7)(8)	0.72	%(8)(9)	0.74	%(8)	0.77	%(8)	0.72	%(8)	0.73	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.72	%(8)	0.73	%(8)
Ratio of Net Investment Loss	(0.49	)%(7)(8)	(0.46	)%(8)(9)	(0.28	)%(8)	(0.58	)%(8)	(0.54	)%(8)	(0.57	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	57	%(5)	46%		51%		67%		115%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.87% for Class I shares due to a payment from the Adviser related to a class action suit involving the Fund's past holdings. Had this payment not occurred, the total return for Class I shares would have been 13.21%. Refer to Note B in the Notes to Consolidated Financial Statements.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	0.76%	(0.50)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund Trust

March 31, 2025

Consolidated Financial Highlights

Discovery Portfolio

	Class A
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$11.87		$8.41		$8.21		$32.12		$29.92		$16.12
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.07)		(0.05)		(0.14)		(0.27)		(0.17)
Net Realized and Unrealized Gain (Loss)	1.71		3.53		0.25		(13.66)		5.77		16.28
Total from Investment Operations	1.66		3.46		0.20		(13.80)		5.50		16.11
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(10.11)		(3.30)		(2.31)
Net Asset Value, End of Period	$13.53		$11.87		$8.41		$8.21		$32.12		$29.92
Total Return(3)	13.98	%(4)(5)	41.14	%(6)	2.44%		(61.35)%		18.02%		114.87%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$387,217		$392,991		$422,575		$527,685		$1,944,335		$1,403,660
Ratio of Expenses Before Expense Limitation	1.01	%(7)	1.02%		1.02%		1.03%		N/A		1.01%
Ratio of Expenses After Expense Limitation	1.01	%(7)(8)	0.98	%(8)(9)	1.01	%(8)	1.03	%(8)	1.00	%(8)	1.00	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.00	%(8)	1.00	%(8)
Ratio of Net Investment Loss	(0.76	)%(7)(8)	(0.73	)%(8)(9)	(0.56	)%(8)	(0.85	)%(8)	(0.81	)%(8)	(0.82	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	57	%(5)	46%		51%		67%		115%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.87% for Class A shares due to a payment from the Adviser related to a class action suit involving the Fund's past holdings. Had this payment not occurred, the total return for Class A shares would have been 13.11%. Refer to Note B in the Notes to Consolidated Financial Statements.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	1.02%	(0.77)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund Trust

March 31, 2025

Consolidated Financial Highlights

Discovery Portfolio

	Class L
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$8.87		$6.31		$6.20		$27.00		$25.69		$14.21
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.09)		(0.07)		(0.16)		(0.36)		(0.21)
Net Realized and Unrealized Gain (Loss)	1.27		2.65		0.18		(10.53)		4.97		14.00
Total from Investment Operations	1.20		2.56		0.11		(10.69)		4.61		13.79
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(10.11)		(3.30)		(2.31)
Net Asset Value, End of Period	$10.07		$8.87		$6.31		$6.20		$27.00		$25.69
Total Return(3)	13.53	%(4)(5)	40.57	%(6)	1.77%		(61.52)%		17.48%		113.70%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,195		$4,818		$4,197		$4,704		$13,762		$14,173
Ratio of Expenses Before Expense Limitation	1.54	%(7)	1.55%		1.56%		1.51%		N/A		1.50%
Ratio of Expenses After Expense Limitation	1.53	%(7)(8)	1.51	%(8)(9)	1.55	%(8)	1.51	%(8)	1.44	%(8)	1.49	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.44	%(8)	1.49	%(8)
Ratio of Net Investment Loss	(1.28	)%(7)(8)	(1.26	)%(8)(9)	(1.10	)%(8)	(1.33	)%(8)	(1.26	)%(8)	(1.27	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	57	%(5)	46%		51%		67%		115%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.87% for Class L shares due to a payment from the Adviser related to a class action suit involving the Fund's past holdings. Had this payment not occurred, the total return for Class L shares would have been 12.66%. Refer to Note B in the Notes to Consolidated Financial Statements.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	1.55%	(1.30)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund Trust

March 31, 2025

Consolidated Financial Highlights

Discovery Portfolio

	Class C
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(1)
Net Asset Value, Beginning of Period	$10.71		$7.65		$7.52		$30.51		$28.74		$15.67
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)		(0.14)		(0.10)		(0.24)		(0.49)		(0.32)
Net Realized and Unrealized Gain (Loss)	1.55		3.20		0.23		(12.64)		5.56		15.70
Total from Investment Operations	1.45		3.06		0.13		(12.88)		5.07		15.38
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(10.11)		(3.30)		(2.31)
Net Asset Value, End of Period	$12.16		$10.71		$7.65		$7.52		$30.51		$28.74
Total Return(3)	13.54	%(4)(5)	40.00	%(6)	1.73%		(61.66)%		17.21%		113.21%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,226		$13,248		$13,434		$15,363		$59,936		$33,781
Ratio of Expenses Before Expense Limitation	1.76	%(7)	1.80%		1.80%		1.77%		N/A		1.75%
Ratio of Expenses After Expense Limitation	1.76	%(7)(8)	1.76	%(8)(9)	1.79	%(8)	1.77	%(8)	1.71	%(8)	1.74	%(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.71	%(8)	1.74	%(8)
Ratio of Net Investment Loss	(1.51	)%(7)(8)	(1.51	)%(8)(9)	(1.34	)%(8)	(1.59	)%(8)	(1.52	)%(8)	(1.59	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)	0.01%
Portfolio Turnover Rate	57	%(5)	46%		51%		67%		115%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.87% for Class C shares due to a payment from the Adviser related to a class action suit involving the Fund's past holdings. Had this payment not occurred, the total return for Class C shares would have been 12.67%. Refer to Note B in the Notes to Consolidated Financial Statements.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	1.80%	(1.55)%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund Trust

March 31, 2025

Consolidated Financial Highlights

Discovery Portfolio

	Class R6(1)
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020(2)
Net Asset Value, Beginning of Period	$17.98		$12.69		$12.34		$42.67		$38.72		$20.15
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.04)		(0.05)		(0.02)		(0.10)		(0.19)		(0.12)
Net Realized and Unrealized Gain (Loss)	2.58		5.34		0.37		(20.12)		7.44		21.00
Total from Investment Operations	2.54		5.29		0.35		(20.22)		7.25		20.88
Distributions from and/or in Excess of:
Net Realized Gain	—		—		—		(10.11)		(3.30)		(2.31)
Net Asset Value, End of Period	$20.52		$17.98		$12.69		$12.34		$42.67		$38.72
Total Return(4)	14.13	%(5)(6)	41.69	%(7)	2.84%		(61.20)%		18.47%		115.65%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$167,201		$152,339		$170,794		$194,806		$547,683		$354,067
Ratio of Expenses Before Expense Limitation	0.63	%(8)	0.65%		0.65%		0.64%		N/A		0.64%
Ratio of Expenses After Expense Limitation	0.63	%(8)(9)	0.61	%(9)(10)	0.64	%(9)	0.64	%(9)	0.61	%(9)	0.63	%(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.61	%(9)	0.63	%(9)
Ratio of Net Investment Loss	(0.38	)%(8)(9)	(0.36	)%(9)(10)	(0.19	)%(9)	(0.45	)%(9)	(0.42	)%(9)	(0.44	)%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.00	%(11)	0.01%
Portfolio Turnover Rate	57	%(6)	46%		51%		67%		115%		65%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.87% for Class R6 shares due to a payment from the Adviser related to a class action suit involving the Fund's past holdings. Had this payment not occurred, the total return for Class R6 shares would have been 13.26%. Refer to Note B in the Notes to Consolidated Financial Statements.

(6)  Not annualized.

(7)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(8)  Annualized.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Loss Ratio
September 30, 2024	0.65%	(0.40)%

(11)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of six separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the Discovery Portfolio. The Fund seeks long-term capital growth. The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Discovery Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in pooled investment vehicles and exchange-traded products that invest in bitcoin ("bitcoin ETFs"). The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the

Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of March 31, 2025, the Subsidiary represented approximately $26,207,000 or approximately 2.79% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the

13

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a reputable broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (5) when market quotations are not readily available as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained

14

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks	$871,447	$—	$—	$871,447
Preferred Stock
Software	—	—	30,015	30,015
Investment Company	26,176	—	—	26,176
Call Options Purchased	—	1,605	—	1,605
Short-Term Investments
Investment Company	18,788	—	—	18,788
Repurchase Agreements	—	715	—	715
Total Short-Term Investments	18,788	715	—	19,503
Total Assets	$916,411	$2,320	$30,015	$948,746

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$22,468
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	7,547
Realized gains (losses)	—
Ending Balance	$30,015
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$7,547

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2025:

	Fair Value at March 31, 2025 (000)	Valuation Technique	Unobservable Input	Amount		Impact to Valuation from an Increase in Input*
Preferred Stock	$30,015	Market Transaction Method	Precedent Transaction	$92.50		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	14.8	x	Increase
			Discount for Lack of Marketability	15.0%		Decrease

*  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

15

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S.

federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value

16

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. As the buyer of a call option, the Fund pays the premium to the option writer and has the right to purchase the underlying security from the option writer at the exercise price. If the market price of the underlying security rises above the exercise price, the Fund could exercise the option and acquire the underlying security at a below-market price, which could result in a gain to the Fund, minus the premium paid. As the buyer of a put option, the Fund pays the premium to the option writer and has the right to sell the underlying security to the option writer at the exercise price. If the market price of the underlying security declines below the exercise price, the Fund could exercise the option and sell the underlying security at an above-market price, which could result in a gain to the Fund, minus the premium paid. Premiums paid for purchasing options which expired are treated as realized losses. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

17

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2025:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1,605	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2025 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,947	)(a)

(a) Amounts are included in Realized Gain (Loss) on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(359	)(a)

(a) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At March 31, 2025, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$1,605	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2025:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs & Co. LLC	$265	$—	$(265)	$0
JPMorgan Chase Bank NA	1,003	—	(980)	23
Standard Chartered Bank	337	—	(337)	0
Total	$1,605	$—	$(1,582)	$23

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2025, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	986,642,000

18

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2025:

Gross Amount Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$5,400	(a)	$—	$(5,400	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $3,651,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,956,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2025:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$3,651	$—	$—	$—	$3,651
Total Borrowings	$3,651	$—	$—	$—	$3,651
Gross amount of recognized liabilities for securities lending transactions					$3,651

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

19

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

11.  Segment Reporting: During the reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.50% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares and 0.73% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended March 31, 2025.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

The Adviser made a payment to the Fund of $7,872,812 related to a class action suit involving the Fund's past holdings which is included in "Payment from the Adviser" in the Consolidated Statement of Operations.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor

20

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $5,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2025, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $580,901,000 and $677,895,000, respectively. For the six months ended March 31, 2025, purchases and sales of long-term U.S. Government securities were approximately $9,733,000 and $108,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, advisory fees paid were reduced by approximately $29,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:

Affiliated Investment Company	Value September 30, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$16,433	$312,192	$309,837	$665
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2025 (000)
Liquidity Fund	$—	$—	$18,788

During the six months ended March 31, 2025, the Fund incurred approximately $29,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with

21

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the six months ended March 31, 2025, the Fund engaged in cross-trade purchases of approximately $3,215,000 and sales of approximately $0, which resulted in no net realized gains or losses.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2025, included in "Trustees' Fees and Expenses" in the Consolidated Statement of Operations amounted to approximately $1,000. At March 31, 2025, the Fund had an accrued pension liability of approximately $35,000 which is reflected as "Payable for Trustees' Fees and Expenses" in the Consolidated Statement of Assets and Liabilities.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2024 and 2023.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at September 30, 2024:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$10,333	$(10,333)

22

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At September 30, 2024, the Fund had no distributable earnings on a tax basis.

At September 30, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $562,516,000 and $988,840,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended September 30, 2024, the Fund intends to defer to October 1, 2024 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$350	$—

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2025, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 66.3%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through cash settled futures bitcoin exposure or indirectly through bitcoin ETFs. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange.

Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by bitcoin ETFs (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the bitcoin ETFs investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile and subject to sharp declines. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Bitcoin ETF exposure could result in substantial losses to the Fund.

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result

23

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

24

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Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MACGX-NCSR 3.31.25

Morgan Stanley Institutional Fund Trust

Dynamic Value
Portfolio

Semi-Annual Financial Statements and Additional Information March 31, 2025

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Items 6 and 7 of Form N-CSR:
Portfolio of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments

Dynamic Value Portfolio

	Shares	Value (000)
Common Stocks (96.1%)
Aerospace & Defense (1.0%)
Huntington Ingalls Industries, Inc.	209	$43
Textron, Inc.	584	42
		85
Automobiles (0.5%)
Ford Motor Co.	2,399	24
General Motors Co.	486	23
		47
Banks (7.0%)
Bank OZK	1,913	83
BOK Financial Corp.	817	85
Columbia Banking System, Inc.	3,410	85
First Citizens BancShares, Inc., Class A	45	84
FNB Corp.	6,192	83
Popular, Inc.	939	87
Zions Bancorp NA	1,732	86
		593
Beverages (0.5%)
Molson Coors Beverage Co., Class B	751	46
Biotechnology (1.3%)
Biogen, Inc. (a)	388	53
United Therapeutics Corp. (a)	175	54
		107
Broadline Retail (0.7%)
Dillard's, Inc., Class A	55	20
Kohl's Corp.	2,339	19
Macy's, Inc.	1,436	18
		57
Building Products (1.5%)
Builders FirstSource, Inc. (a)	340	42
Fortune Brands Innovations, Inc.	687	42
Owens Corning	300	43
		127
Capital Markets (3.5%)
Affiliated Managers Group, Inc.	356	60
Franklin Resources, Inc.	2,985	58
Invesco Ltd.	3,842	58
Northern Trust Corp.	601	59
State Street Corp.	674	60
		295
Chemicals (2.6%)
Ashland, Inc.	562	33
Celanese Corp.	558	32
Chemours Co.	2,186	30
Eastman Chemical Co.	351	31
FMC Corp.	748	31
LyondellBasell Industries NV, Class A	425	30
Mosaic Co.	1,177	32
		219
	Shares	Value (000)
Commercial Services & Supplies (0.2%)
Vestis Corp.	1,335	$13
Construction & Engineering (0.5%)
Everus Construction Group, Inc. (a)	1,146	43
Consumer Finance (2.1%)
Ally Financial, Inc.	1,720	63
OneMain Holdings, Inc.	1,217	59
Synchrony Financial	1,112	59
		181
Consumer Staples Distribution & Retail (2.3%)
Albertsons Cos., Inc., Class A	2,961	65
Target Corp.	618	64
Walgreens Boots Alliance, Inc.	5,788	65
		194
Containers & Packaging (1.1%)
Graphic Packaging Holding Co.	1,223	32
Sealed Air Corp.	1,065	31
Sonoco Products Co.	681	32
		95
Distributors (0.2%)
LKQ Corp.	472	20
Diversified Consumer Services (0.2%)
ADT, Inc.	2,576	21
Diversified Telecommunication Services (2.1%)
Verizon Communications, Inc.	3,919	178
Electric Utilities (1.7%)
Edison International	837	49
PG&E Corp.	2,902	50
Pinnacle West Capital Corp.	528	50
		149
Electrical Equipment (0.9%)
Regal Rexnord Corp.	372	42
Sensata Technologies Holding PLC	1,560	38
		80
Electronic Equipment, Instruments & Components (1.3%)
Arrow Electronics, Inc. (a)	286	30
Avnet, Inc.	628	30
Ingram Micro Holding Corp.	1,574	28
TD Synnex Corp.	236	24
		112
Energy Equipment & Services (0.9%)
NOV, Inc.	4,884	74
Entertainment (0.3%)
Playtika Holding Corp.	5,204	27
Financial Services (3.5%)
Corebridge Financial, Inc.	1,804	57
Global Payments, Inc.	619	61
MGIC Investment Corp.	2,554	63
Voya Financial, Inc.	875	59
Western Union Co.	5,496	58
		298

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Food Products (3.2%)
Bunge Global SA	588	$45
Conagra Brands, Inc.	1,703	46
Darling Ingredients, Inc. (a)	1,510	47
Kraft Heinz Co.	1,450	44
Pilgrim's Pride Corp. (a)	896	49
Seaboard Corp.	16	43
		274
Gas Utilities (1.2%)
National Fuel Gas Co.	641	51
UGI Corp.	1,517	50
		101
Ground Transportation (0.4%)
Ryder System, Inc.	233	34
Health Care Equipment & Supplies (1.3%)
Enovis Corp. (a)	1,400	54
Teleflex, Inc.	391	54
		108
Health Care Providers & Services (6.0%)
Acadia Healthcare Co., Inc. (a)	1,866	57
Centene Corp. (a)	931	57
Cigna Group	173	57
CVS Health Corp.	816	55
Elevance Health, Inc.	127	55
Molina Healthcare, Inc. (a)	174	57
Premier, Inc., Class A	2,980	58
Tenet Healthcare Corp. (a)	433	58
Universal Health Services, Inc., Class B	311	58
		512
Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. REIT	329	30
Hotel & Resort REITs (0.7%)
Host Hotels & Resorts, Inc. REIT	2,148	30
Park Hotels & Resorts, Inc. REIT	2,801	30
		60
Hotels, Restaurants & Leisure (1.7%)
Boyd Gaming Corp.	278	18
Caesars Entertainment, Inc. (a)	690	17
Carnival Corp. (a)	958	19
Expedia Group, Inc.	116	20
Marriott Vacations Worldwide Corp.	285	18
MGM Resorts International (a)	600	18
Norwegian Cruise Line Holdings Ltd. (a)	1,010	19
Travel & Leisure Co.	406	19
		148
Household Durables (0.8%)
Lennar Corp., Class A	115	13
Lennar Corp., Class B	121	13
Mohawk Industries, Inc. (a)	119	14
Newell Brands, Inc.	2,104	13
PulteGroup, Inc.	131	13
		66
	Shares	Value (000)
Household Products (1.8%)
Reynolds Consumer Products, Inc.	3,279	$78
Spectrum Brands Holdings, Inc.	1,073	77
		155
Independent Power & Renewable Electricity Producers (1.7%)
AES Corp.	3,860	48
Clearway Energy, Inc., Class A	1,777	50
Clearway Energy, Inc., Class C	1,676	51
		149
Information Technology Services (1.3%)
Akamai Technologies, Inc. (a)	243	19
Amdocs Ltd.	226	21
Cognizant Technology Solutions Corp., Class A	252	19
DXC Technology Co. (a)	1,155	20
EPAM Systems, Inc. (a)	108	18
Kyndryl Holdings, Inc. (a)	575	18
		115
Insurance (4.3%)
Assured Guaranty Ltd.	519	46
Axis Capital Holdings Ltd.	471	47
Brighthouse Financial, Inc. (a)	775	45
CNA Financial Corp.	911	46
Lincoln National Corp.	1,215	44
Loews Corp.	516	48
RenaissanceRe Holdings Ltd.	185	44
Unum Group	552	45
		365
Machinery (4.9%)
Agco Corp.	459	42
Allison Transmission Holdings, Inc.	446	43
CNH Industrial NV	3,298	41
Cummins, Inc.	136	43
Gates Industrial Corp. PLC (a)	2,247	41
Middleby Corp. (a)	285	43
Oshkosh Corp.	453	43
PACCAR, Inc.	433	42
Stanley Black & Decker, Inc.	537	41
Timken Co.	580	42
		421
Media (2.1%)
Charter Communications, Inc., Class A (a)	69	25
Comcast Corp., Class A	687	25
Fox Corp., Class A	472	27
Fox Corp., Class B	507	27
Nexstar Media Group, Inc., Class A	141	25
Omnicom Group, Inc.	307	26
Sirius XM Holdings, Inc.	1,075	24
		179
Metals & Mining (0.3%)
Alcoa Corp.	941	29

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Mortgage Real Estate Investment (2.0%)
AGNC Investment Corp. REIT	5,728	$55
Annaly Capital Management, Inc. REIT	2,716	55
Rithm Capital Corp. REIT	5,026	58
		168
Office REITs (0.8%)
Highwoods Properties, Inc. REIT	1,130	34
Kilroy Realty Corp. REIT	953	31
		65
Oil, Gas & Consumable Fuels (6.0%)
APA Corp.	3,538	74
Chord Energy Corp.	654	74
Civitas Resources, Inc.	2,002	70
Devon Energy Corp.	2,000	75
Matador Resources Co.	1,391	71
Ovintiv, Inc.	1,720	74
Permian Resources Corp.	5,208	72
		510
Passenger Airlines (1.5%)
Alaska Air Group, Inc. (a)	616	30
American Airlines Group, Inc. (a)	2,926	31
Delta Air Lines, Inc.	718	31
United Airlines Holdings, Inc. (a)	456	32
		124
Pharmaceuticals (5.7%)
Bristol-Myers Squibb Co.	940	57
Elanco Animal Health, Inc. (a)	5,324	56
Jazz Pharmaceuticals PLC (a)	401	50
Merck & Co., Inc.	594	53
Organon & Co.	3,624	54
Perrigo Co. PLC	1,981	56
Pfizer, Inc.	2,147	54
Royalty Pharma PLC, Class A	1,698	53
Viatris, Inc.	6,024	53
		486
Professional Services (1.1%)
Amentum Holdings, Inc. (a)	795	14
Clarivate PLC (a)	3,444	13
Concentrix Corp.	316	18
Dun & Bradstreet Holdings, Inc.	1,774	16
ManpowerGroup, Inc.	242	14
Science Applications International Corp.	132	15
		90
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (a)	128	32
Retail REITs (0.8%)
Brixmor Property Group, Inc. REIT	1,263	33
NNN REIT, Inc. REIT	771	33
		66
	Shares	Value (000)
Semiconductors & Semiconductor Equipment (2.7%)
Amkor Technology, Inc.	2,062	$37
First Solar, Inc. (a)	308	39
MKS Instruments, Inc.	453	36
ON Semiconductor Corp. (a)	914	37
Qorvo, Inc. (a)	551	40
Skyworks Solutions, Inc.	564	37
		226
Software (1.8%)
Dolby Laboratories, Inc., Class A	246	20
Dropbox, Inc., Class A (a)	769	21
Five9, Inc. (a)	672	18
Gen Digital, Inc.	731	19
Informatica, Inc., Class A (a)	1,115	20
RingCentral, Inc., Class A (a)	739	18
Teradata Corp. (a)	865	19
Zoom Communications, Inc., Class A (a)	269	20
		155
Specialized REITs (1.6%)
EPR Properties REIT	623	33
Gaming and Leisure Properties, Inc. REIT	642	33
Millrose Properties, Inc. REIT (a)	1,374	36
VICI Properties, Inc. REIT	1,000	32
		134
Specialty Retail (0.9%)
AutoNation, Inc. (a)	122	20
Gap, Inc.	1,026	21
Lithia Motors, Inc., Class A	67	20
Penske Automotive Group, Inc.	134	19
		80
Tech Hardware, Storage & Peripherals (1.0%)
Hewlett Packard Enterprise Co.	1,906	29
HP, Inc.	1,057	29
Western Digital Corp. (a)	686	28
		86
Textiles, Apparel & Luxury Goods (0.3%)
Carter's, Inc.	340	14
PVH Corp.	211	14
		28
Trading Companies & Distributors (1.5%)
Air Lease Corp.	938	45
United Rentals, Inc.	71	44
WESCO International, Inc.	268	42
		131
Total Common Stocks (Cost $8,345)		8,188

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.27% (See Note G) (Cost $211)	211,414	$211
Total Investments (98.6%) (Cost $8,556) (b)		8,399
Other Assets in Excess of Liabilities (1.4%)		117
Net Assets (100.0%)		$8,516

(a)  Non-income producing security.

(b)  At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $541,000 and the aggregate gross unrealized depreciation is approximately $698,000, resulting in net unrealized depreciation of approximately $157,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	69.9%
Banks	7.1
Health Care Providers & Services	6.1
Oil, Gas & Consumable Fuels	6.1
Pharmaceuticals	5.8
Machinery	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Dynamic Value Portfolio

Statement of Assets and Liabilities	March 31, 2025 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $8,345)	$8,188
Investment in Security of Affiliated Issuer, at Value (Cost $211)	211
Total Investments in Securities, at Value (Cost $8,556)	8,399
Due from Adviser	72
Dividends Receivable	14
Receivable from Affiliate	1
Other Assets	81
Total Assets	8,567
Liabilities:
Payable for Professional Fees	34
Payable for Custodian Fees	2
Payable for Administration Fees	1
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	14
Total Liabilities	51
Net Assets	$8,516
Net Assets Consist of:
Paid-in-Capital	$8,346
Total Distributable Earnings	170
Net Assets	$8,516
CLASS I:
Net Assets	$6,729
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	2,899,752
Net Asset Value, Offering and Redemption Price Per Share	$2.32
CLASS A:
Net Assets	$1,561
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	686,866
Net Asset Value, Redemption Price Per Share	$2.27
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.13
Maximum Offering Price Per Share	$2.40
CLASS C:
Net Assets	$201
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	86,793
Net Asset Value, Offering and Redemption Price Per Share	$2.31
CLASS R6:
Net Assets	$25
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	10,947
Net Asset Value, Offering and Redemption Price Per Share	$2.33

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Dynamic Value Portfolio

Statement of Operations	Six Months Ended March 31, 2025 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$138
Dividends from Security of Affiliated Issuer (Note G)	4
Total Investment Income	142
Expenses:
Professional Fees	94
Advisory Fees (Note B)	16
Registration Fees	12
Custodian Fees (Note F)	10
Shareholder Reporting Fees	7
Pricing Fees	7
Administration Fees (Note C)	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Sub Transfer Agency Fees — Class I	3
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	— @
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	1
Trustees' Fees and Expenses	2
Other Expenses	8
Total Expenses	172
Expenses Reimbursed by Adviser (Note B)	(119)
Waiver of Advisory Fees (Note B)	(16)
Reimbursement of Class Specific Expenses — Class I (Note B)	(3)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	31
Net Investment Income	111
Realized Gain:
Investments Sold	740
Change in Unrealized Appreciation (Depreciation):
Investments	(1,024)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(284)
Net Decrease in Net Assets Resulting from Operations	$(173)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

March 31, 2025

Dynamic Value Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2025 (unaudited) (000)	Year Ended September 30, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$111	$2,547
Net Realized Gain	740	7,708
Net Change in Unrealized Appreciation (Depreciation)	(1,024)	4,457
Net Increase (Decrease) in Net Assets Resulting from Operations	(173)	14,712
Dividends and Distributions to Shareholders:
Class I	(5,890)	(138)
Class A	(1,871)	(47)
Class C	(254)	—
Class R6	(22)	(2,694)
Total Dividends and Distributions to Shareholders	(8,037)	(2,879)
Capital Share Transactions:(1)
Class I:
Subscribed	109	93
Distributions Reinvested	5,890	138
Redeemed	(224)	(3,669)
Class A:
Subscribed	69	366
Distributions Reinvested	1,871	47
Redeemed	(1,082)	(562)
Class C:
Subscribed	—	72
Distributions Reinvested	254	—
Redeemed	(102)	(60)
Class R6:
Distributions Reinvested	22	2,694
Redeemed	—	(122,360)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	6,807	(123,241)
Total Decrease in Net Assets	(1,403)	(111,408)
Net Assets:
Beginning of Period	9,919	121,327
End of Period	$8,516	$9,919
(1) Capital Share Transactions:
Class I:
Shares Subscribed	12	8
Shares Issued on Distributions Reinvested	2,394	13
Shares Redeemed	(85)	(356)
Net Increase (Decrease) in Class I Shares Outstanding	2,321	(335)
Class A:
Shares Subscribed	21	34
Shares Issued on Distributions Reinvested	776	4
Shares Redeemed	(326)	(51)
Net Increase (Decrease) in Class A Shares Outstanding	471	(13)
Class C:
Shares Subscribed	—	7
Shares Issued on Distributions Reinvested	103	—
Shares Redeemed	(42)	(6)
Net Increase in Class C Shares Outstanding	61	1
Class R6:
Shares Issued on Distributions Reinvested	9	252
Shares Redeemed	—	(10,886)
Net Increase (Decrease) in Class R6 Shares Outstanding	9	(10,634)

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

Dynamic Value Portfolio

	Class I
	Six Months Ended March 31, 2025		Year Ended September 30,						Period from March 19, 2021(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		September 30, 2021
Net Asset Value, Beginning of Period	$12.10		$10.28		$9.26		$10.44		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.25		0.26		0.22		0.11
Net Realized and Unrealized Gain (Loss)	0.26		1.81		1.07		(0.94)		0.33
Total from Investment Operations	0.30		2.06		1.33		(0.72)		0.44
Distributions from and/or in Excess of:
Net Investment Income	(2.18)		(0.24)		(0.30)		(0.17)		—
Net Realized Gain	(7.90)		—		(0.01)		(0.29)		—
Total Distributions	(10.08)		(0.24)		(0.31)		(0.46)		—
Net Asset Value, End of Period	$2.32		$12.10		$10.28		$9.26		$10.44
Total Return(3)	(2.32	)%(4)	20.39	%(5)	14.30%		(7.26)%		4.40	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,729		$6,997		$9,387		$9,763		$10,295
Ratio of Expenses Before Expense Limitation	3.50	%(6)	0.80%		0.82%		1.51%		6.44	%(6)
Ratio of Expenses After Expense Limitation	0.55	%(6)(7)	0.53	%(7)(8)	0.54	%(7)	0.51	%(7)	0.53	%(6)(7)
Ratio of Net Investment Income	2.48	%(6)(7)	2.25	%(7)(8)	2.44	%(7)	2.00	%(7)	1.95	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.01%		0.01%		0.01%		0.00	%(6)(9)
Portfolio Turnover Rate	83	%(4)	207%		178%		125%		82	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.54%	2.24%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

Dynamic Value Portfolio

	Class A
	Six Months Ended March 31, 2025		Year Ended September 30,						Period from March 19, 2021(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		September 30, 2021
Net Asset Value, Beginning of Period	$12.01		$10.21		$9.22		$10.42		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.21		0.22		0.19		0.10
Net Realized and Unrealized Gain (Loss)	0.25		1.79		1.08		(0.95)		0.32
Total from Investment Operations	0.29		2.00		1.30		(0.76)		0.42
Distributions from and/or in Excess of:
Net Investment Income	(2.13)		(0.20)		(0.30)		(0.15)		—
Net Realized Gain	(7.90)		—		(0.01)		(0.29)		—
Total Distributions	(10.03)		(0.20)		(0.31)		(0.44)		—
Net Asset Value, End of Period	$2.27		$12.01		$10.21		$9.22		$10.42
Total Return(3)	(2.49	)%(4)	19.89	%(5)	13.96%		(7.70)%		4.20	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,561		$2,589		$2,329		$1,379		$27
Ratio of Expenses Before Expense Limitation	3.88	%(6)	1.15%		1.20%		2.18%		13.65	%(6)
Ratio of Expenses After Expense Limitation	0.90	%(6)(7)	0.88	%(7)(8)	0.89	%(7)	0.89	%(7)	0.90	%(6)(7)
Ratio of Net Investment Income	2.13	%(6)(7)	1.90	%(7)(8)	2.09	%(7)	1.81	%(7)	1.84	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.01%		0.01%		0.01%		0.00	%(6)(9)
Portfolio Turnover Rate	83	%(4)	207%		178%		125%		82	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.89%	1.89%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

Dynamic Value Portfolio

	Class C
	Six Months Ended March 31, 2025		Year Ended September 30,						Period from March 19, 2021(1) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		September 30, 2021
Net Asset Value, Beginning of Period	$12.00		$10.08		$9.14		$10.38		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.13		0.14		0.11		0.06
Net Realized and Unrealized Gain (Loss)	0.23		1.79		1.09		(0.93)		0.32
Total from Investment Operations	0.26		1.92		1.23		(0.82)		0.38
Distributions from and/or in Excess of:
Net Investment Income	(2.05)		—		(0.28)		(0.13)		—
Net Realized Gain	(7.90)		—		(0.01)		(0.29)		—
Total Distributions	(9.95)		—		(0.29)		(0.42)		—
Net Asset Value, End of Period	$2.31		$12.00		$10.08		$9.14		$10.38
Total Return(3)	(2.95	)%(4)	19.05	%(5)	13.31%		(8.32)%		3.80	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$201		$307		$247		$1,736		$34
Ratio of Expenses Before Expense Limitation	5.38	%(6)	2.58%		2.02%		2.77%		15.35	%(6)
Ratio of Expenses After Expense Limitation	1.65	%(6)(7)	1.63	%(7)(8)	1.64	%(7)	1.64	%(7)	1.65	%(6)(7)
Ratio of Net Investment Income	1.38	%(6)(7)	1.15	%(7)(8)	1.34	%(7)	1.06	%(7)	1.04	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(9)	0.01%		0.01%		0.01%		0.00	%(6)(9)
Portfolio Turnover Rate	83	%(4)	207%		178%		125%		82	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.64%	1.14%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

Dynamic Value Portfolio

	Class R6(1)
	Six Months Ended March 31, 2025		Year Ended September 30,						Period from March 19, 2021(2) to
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		September 30, 2021
Net Asset Value, Beginning of Period	$12.11		$10.28		$9.25		$10.44		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.04		0.26		0.26		0.29		0.11
Net Realized and Unrealized Gain (Loss)	0.26		1.82		1.09		(1.02)		0.33
Total from Investment Operations	0.30		2.08		1.35		(0.73)		0.44
Distributions from and/or in Excess of:
Net Investment Income	(2.18)		(0.25)		(0.31)		(0.17)		—
Net Realized Gain	(7.90)		—		(0.01)		(0.29)		—
Total Distributions	(10.08)		(0.25)		(0.32)		(0.46)		—
Net Asset Value, End of Period	$2.33		$12.11		$10.28		$9.25		$10.44
Total Return(4)	(2.26	)%(5)	20.60	%(6)	14.43%		(7.35)%		4.40	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$25		$26		$109,364		$88,921		$10
Ratio of Expenses Before Expense Limitation	12.23	%(7)	0.71%		0.75%		1.49%		25.05	%(7)
Ratio of Expenses After Expense Limitation	0.50	%(7)(8)	0.48	%(8)(9)	0.49	%(8)	0.49	%(8)	0.50	%(7)(8)
Ratio of Net Investment Income	2.53	%(7)(8)	2.31	%(8)(9)	2.49	%(8)	2.85	%(8)	1.98	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(10)	0.01%		0.01%		0.01%		0.00	%(7)(10)
Portfolio Turnover Rate	83	%(5)	207%		178%		125%		82	%(5)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(7)  Annualized.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.49%	2.30%

(10)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of six separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Dynamic Value Portfolio. The Fund seeks capital appreciation. The Fund has issued four classes of shares — Class I, Class A, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-thecounter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

13

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$85	$—	$—	$85
Automobiles	47	—	—	47
Banks	593	—	—	593
Beverages	46	—	—	46
Biotechnology	107	—	—	107
Broadline Retail	57	—	—	57
Building Products	127	—	—	127
Capital Markets	295	—	—	295
Chemicals	219	—	—	219
Commercial Services & Supplies	13	—	—	13
Construction & Engineering	43	—	—	43
Consumer Finance	181	—	—	181
Consumer Staples Distribution & Retail	194	—	—	194
Containers & Packaging	95	—	—	95
Distributors	20	—	—	20
Diversified Consumer Services	21	—	—	21
Diversified Telecommunication Services	178	—	—	178
Electric Utilities	149	—	—	149
Electrical Equipment	80	—	—	80
Electronic Equipment, Instruments & Components	112	—	—	112
Energy Equipment & Services	74	—	—	74
Entertainment	27	—	—	27
Financial Services	298	—	—	298
Food Products	274	—	—	274
Gas Utilities	101	—	—	101
Ground Transportation	34	—	—	34

14

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Equipment & Supplies	$108	$—	$—	$108
Health Care Providers & Services	512	—	—	512
Health Care REITs	30	—	—	30
Hotel & Resort REITs	60	—	—	60
Hotels, Restaurants & Leisure	148	—	—	148
Household Durables	66	—	—	66
Household Products	155	—	—	155
Independent Power & Renewable Electricity Producers	149	—	—	149
Information Technology Services	115	—	—	115
Insurance	365	—	—	365
Machinery	421	—	—	421
Media	179	—	—	179
Metals & Mining	29	—	—	29
Mortgage Real Estate Investment	168	—	—	168
Office REITs	65	—	—	65
Oil, Gas & Consumable Fuels	510	—	—	510
Passenger Airlines	124	—	—	124
Pharmaceuticals	486	—	—	486
Professional Services	90	—	—	90
Real Estate Management & Development	32	—	—	32
Retail REITs	66	—	—	66
Semiconductors & Semiconductor Equipment	226	—	—	226
Software	155	—	—	155
Specialized REITs	98	36	—	134
Specialty Retail	80	—	—	80
Tech Hardware, Storage & Peripherals	86	—	—	86
Textiles, Apparel & Luxury Goods	28	—	—	28
Trading Companies & Distributors	131	—	—	131
Total Common Stocks	8,152	36	—	8,188
Short-Term Investment
Investment Company	211	—	—	211
Total Assets	$8,363	$36	$—	$8,399

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

4.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

6.  Segment Reporting: During the reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

15

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.35% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.55% for Class I shares, 0.90% for Class A shares, 1.65% for Class C shares and 0.50% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2025, approximately $16,000 of advisory fees were waived and approximately $125,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of March 31, 2025, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Statement of Assets and Liabilities.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder

Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2025, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $7,555,000 and $8,825,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2025.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to

16

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

its investment in the Liquidity Fund. For the six months ended March 31, 2025, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:

Affiliated Investment Company	Value September 30, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$182	$894	$865	$4
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2025 (000)
Liquidity Fund	$—	$—	$211

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the six months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended September 30, 2024, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:	2023 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,879	$3,400	$49

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

17

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to equalization debits and tax adjustments related to redemptions in kind, resulted in the following reclassifications among the components of net assets at September 30, 2024:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$2,980	$(2,980)

At September 30, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$7,365	$561

During the year ended September 30, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $837,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2025, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 95.6%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

18

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MAAUX-NCSR 3.31.25

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Semi-Annual Financial Statements and Additional Information

March 31, 2025

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Items 6 and 7 of Form N-CSR:
Consolidated Portfolio of Investments	2
Consolidated Statement of Assets and Liabilities	33
Consolidated Statement of Operations	35
Consolidated Statements of Changes in Net Assets	36
Consolidated Financial Highlights	38
Notes to Consolidated Financial Statements	43
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (39.0%)
Agency Fixed Rate Mortgages (4.6%)
United States (4.6%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.00%, 5/1/51	$1,233	$957
2.50%, 4/1/52	2,358	1,909
4.50%, 1/1/49	57	55
Gold Pools:
3.50%, 1/1/44 - 6/1/45	409	378
4.50%, 1/1/49	15	14
6.50%, 5/1/32	17	18
7.50%, 5/1/35	1	1
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/55 (a)	200	173
3.50%, 4/1/55 (a)	660	596
4.50%, 4/1/55 (a)	770	737
5.00%, 4/1/55 (a)	2,900	2,843
5.50%, 4/1/55 (a)	5,480	5,474
6.00%, 4/1/55 (a)	1,400	1,422
Conventional Pools:
2.00%, 3/1/52	1,690	1,347
2.50%, 9/1/52	2,646	2,207
3.00%, 7/1/49 - 6/1/52	4,393	3,841
3.50%, 3/1/47 - 1/1/51	866	790
4.00%, 4/1/45 - 9/1/45	460	436
4.50%, 3/1/41 - 11/1/44	62	61
5.00%, 1/1/41 - 3/1/41	165	168
6.00%, 1/1/38	1	1
6.50%, 12/1/29	2	2
7.50%, 8/1/37	2	2
June TBA:
4.00%, 5/1/55 (a)	700	652
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 - 11/20/42	105	101
4.50%, 6/20/49	22	21
5.00%, 2/20/49 - 6/20/49	57	56
5.50%, 8/15/39	14	14
		24,276
Asset-Backed Securities (0.7%)
United States (0.7%)
ACM Auto Trust, Class A
7.97%, 6/20/30 (b)	50	50
11.40%, 1/21/31 (b)	500	514
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%, 5.19%, 12/25/32 (c)	422	395
Retained Vantage Data Centers Issuer LLC, Class A2A
5.00%, 9/15/48 (b)	700	695
	Face Amount (000)		Value (000)
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 3.22%, 7/25/39 (c)	EUR	212	$219
STAR Trust, Class A
1 Month Term SOFR + 1.75%, 6.07%, 10/17/41 (b)(c)		$799	805
VINE Trust, Class A
4.75%, 12/17/40 (b)		966	948
			3,626
Commercial Mortgage-Backed Securities (0.6%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%, 3.73%, 4/22/33 (c)	EUR	74	80
United States (0.6%)
BAMLL Trust,
1 Month Term SOFR + 2.35%, 6.67%, 8/15/39 (b)(c)		$800	803
BPR Trust,
1 Month Term SOFR + 1.90%, 6.22%, 4/15/37 (b)(c)		300	301
1 Month Term SOFR + 3.00%, 7.32%, 5/15/39 (b)(c)		400	401
GS Mortgage Securities Corp. Trust,
1 Month Term SOFR + 1.79%, 6.11%, 6/15/34 (b)(c)		700	702
JW Commercial Mortgage Trust,
1 Month Term SOFR + 1.62%, 5.94%, 6/15/39 (b)(c)		600	601
Life Mortgage Trust,
1 Month Term SOFR + 1.30%, 5.61%, 5/15/39 (b)(c)		500	487
			3,295
			3,375
Corporate Bonds (7.5%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		600	519
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		575	514
Transurban Finance Co. Pty. Ltd.,
2.00%, 8/28/25	EUR	350	377
Westpac Banking Corp.,
2.67%, 11/15/35		$650	564
			1,974
Brazil (0.1%)
JBS USA Holding Lux SARL/JBS USA Food Co./ JBS Lux Co. SARL,
2.50%, 1/15/27		350	337
Canada (0.5%)
Algonquin Power & Utilities Corp.,
5.37%, 6/15/26 (d)		275	277

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Canada (cont'd)
Province of Ontario Canada,
4.10%, 3/4/33	CAD	1,230	$898
Province of Quebec Canada,
0.00%, 10/29/30	EUR	1,270	1,173
Rogers Communications, Inc.,
3.80%, 3/15/32		$475	431
			2,779
France (0.7%)
AXA SA,
3.25%, 5/28/49	EUR	400	427
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25		400	430
1.25%, 12/5/25	GBP	400	504
BNP Paribas SA,
1.13%, 6/11/26	EUR	485	515
1.25%, 7/13/31	GBP	200	201
4.38%, 1/13/29	EUR	400	448
BPCE SA,
4.00%, 11/29/32		400	447
5.75%, 6/1/33		300	346
Orange SA,
5.00%, 10/1/26 (e)		250	277
			3,595
Germany (0.6%)
Allianz SE,
2.12%, 7/8/50		100	99
5.82%, 7/25/53		400	478
Kreditanstalt fuer Wiederaufbau,
0.38%, 4/23/30		1,260	1,220
RWE AG,
3.63%, 1/10/32		210	229
Volkswagen International Finance NV, Series 10Y
1.88%, 3/30/27		1,100	1,167
			3,193
Ireland (0.1%)
AIB Group PLC,
5.87%, 3/28/35 (b)		$300	306
Italy (0.1%)
Generali,
5.50%, 10/27/47	EUR	400	455
Japan (0.1%)
JT International Financial Services BV,
3.63%, 4/11/34		400	425
Korea, Republic of (0.1%)
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (b)		$730	708
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings SARL,
1.25%, 4/26/27	EUR	400	416
	Face Amount (000)		Value (000)
Logicor Financing SARL,
1.50%, 7/13/26	EUR	300	$319
			735
Netherlands (0.0%)‡
Alliander NV,
4.50%, 3/27/32 (e)		120	131
Spain (0.1%)
Banco Santander SA,
5.18%, 11/19/25		$800	801
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29	EUR	400	395
United Arab Emirates (0.1%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		$650	550
United Kingdom (0.4%)
BAT Capital Corp.,
3.56%, 8/15/27		903	881
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	381
2.87%, 11/22/32		$300	261
National Grid Electricity Distribution West Midlands PLC,
5.75%, 4/16/32	GBP	200	262
NGG Finance PLC,
5.63%, 6/18/73		350	452
			2,237
United States (4.0%)
Air Lease Corp.,
3.13%, 12/1/30		$200	181
Aon North America, Inc.,
5.45%, 3/1/34		675	688
AT&T, Inc.,
2.90%, 12/4/26	GBP	350	438
3.65%, 6/1/51		$625	443
Bank of America Corp.,
5.87%, 9/15/34		1,200	1,253
Bank of New York Mellon Corp.,
MTN
5.19%, 3/14/35		550	554
Boeing Co.,
5.81%, 5/1/50		375	357
6.26%, 5/1/27		100	103
6.30%, 5/1/29		200	210
Bristol-Myers Squibb Co.,
5.65%, 2/22/64		200	196
Charles Schwab Corp.,
5.85%, 5/19/34		710	742
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.50%, 3/1/42		200	137
4.80%, 3/1/50		500	377

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Chubb INA Holdings LLC,
0.88%, 6/15/27	EUR	400	$415
Citigroup, Inc.,
3.79%, 3/17/33		$1,300	1,190
Comcast Corp.,
3.25%, 9/26/32	EUR	450	477
Enterprise Products Operating LLC,
3.95%, 1/31/60		$275	201
4.95%, 2/15/35		175	173
Foundry JV Holdco LLC,
5.50%, 1/25/31 (b)		800	813
Global Payments, Inc.,
4.45%, 6/1/28		625	621
Goldman Sachs Group, Inc.,
0.75%, 3/23/32	EUR	520	467
5.85%, 4/25/35		$525	543
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)		975	843
JPMorgan Chase & Co.,
5.04%, 1/23/28		625	631
6.25%, 10/23/34		1,450	1,558
Las Vegas Sands Corp.,
5.90%, 6/1/27		275	279
6.00%, 8/15/29		169	173
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	250	238
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		$575	529
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		375	346
Nuveen LLC,
5.85%, 4/15/34 (b)		225	230
ONEOK, Inc.,
5.05%, 11/1/34		175	169
6.05%, 9/1/33		450	469
Oracle Corp.,
2.88%, 3/25/31		350	313
Pfizer Investment Enterprises Pte. Ltd.,
5.34%, 5/19/63		250	233
PNC Financial Services Group, Inc.,
6.88%, 10/20/34		925	1,023
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	300	312
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51		100	70
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31		650	608
1.88%, 10/1/49		100	69
Transcontinental Gas Pipe Line Co. LLC,
4.60%, 3/15/48		$550	467
U.S. Bancorp,
5.84%, 6/12/34		462	477
	Face Amount (000)		Value (000)
Upjohn Finance BV,
1.91%, 6/23/32	EUR	550	$509
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	300	340
2.55%, 3/21/31		$625	551
Vontier Corp.,
2.40%, 4/1/28		250	231
Warnermedia Holdings, Inc.,
5.14%, 3/15/52		100	73
Wells Fargo & Co.,
5.24%, 1/24/31		300	305
			21,625
			40,246
Mortgages — Other (1.4%)
Netherlands (0.1%)
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 3.89%, 1/25/39 (c)	EUR	319	321
United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC,
3 Month EURIBOR + 0.25%, 2.73%, 6/18/38 (c)		156	167
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP SONIA + 2.22%, 6.77%, 4/17/44 (c)	GBP	138	171
			338
United States (1.2%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		$21	6
Bayview Opportunity Master Fund VIA Trust,
3.00%, 1/25/52 (b)(c)		586	499
Chase Home Lending Mortgage Trust,
5.50%, 8/25/55 (b)(c)		865	858
ChaseFlex Trust,
6.00%, 2/25/37		20	7
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58		203	176
3.00%, 10/25/58		24	21
4.00%, 10/25/58		22	20
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		42	36
3.00%, 7/25/46		15	13
3.00%, 12/25/46		54	45
3.00%, 5/25/47		99	84
3.50%, 5/25/45		16	13
3.50%, 9/25/45		37	32
3.50%, 7/25/46		23	19
4.00%, 5/25/45		4	4
GS Mortgage-Backed Securities Trust,
2.50%, 1/25/52 (b)(c)		470	384
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		$394	$323
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		437	373
3.00%, 9/25/52 (b)(c)		475	405
3.25%, 7/25/52 (b)(c)		547	476
Lehman Mortgage Trust,
6.50%, 9/25/37		17	6
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (b)(c)		464	379
MFA Trust,
5.27%, 8/25/69 (b)		881	881
Onslow Bay Financial LLC, Class A1
3.00%, 1/25/52 (b)(c)		453	386
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (b)		726	731
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		547	445
			6,622
			7,281
Municipal Bond (0.0%)‡
Michigan (0.0%)‡
University of Michigan, MI,
Series A
4.45%, 4/1/2122 (Cost $300)		300	243
Sovereign (17.7%)
Australia (0.7%)
Australia Government Bond,
1.25%, 5/21/32	AUD	2,090	1,074
Treasury Corp. of Victoria,
2.00%, 9/17/35		2,320	1,073
2.25%, 9/15/33		2,703	1,376
			3,523
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30	EUR	360	344
Belgium (0.2%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29		170	172
1.70%, 6/22/50		480	338
3.45%, 6/22/43		600	624
			1,134
Canada (1.2%)
Canadian Government Bond,
2.00%, 12/1/51	CAD	100	54
3.25%, 12/1/33		6,140	4,378
OMERS Finance Trust,
4.75%, 3/26/31 (b)		$560	569
Province of Alberta Canada,
3.38%, 4/2/35 (f)	EUR	430	467
	Face Amount (000)		Value (000)
Province of British Columbia,
4.75%, 6/12/34		$1,010	$1,018
			6,486
Chile (0.2%)
Chile Government International Bond,
3.75%, 1/14/32	EUR	520	562
3.88%, 7/9/31		450	492
			1,054
China (3.2%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	3,200	442
China Development Bank,
3.34%, 7/14/25		3,430	475
China Government Bond,
2.37%, 1/20/27		16,110	2,253
2.69%, 8/15/32		12,300	1,799
2.80%, 11/15/32		17,460	2,573
3.12%, 10/25/52		4,420	735
3.13%, 11/21/29		20,550	3,024
3.27%, 11/19/30		23,460	3,520
3.52%, 4/25/46		480	82
3.53%, 10/18/51		1,300	230
3.81%, 9/14/50		4,070	752
3.86%, 7/22/49		6,000	1,099
			16,984
Colombia (0.1%)
Colombian TES,
7.00%, 3/26/31	COP	1,634,000	315
Czech Republic (0.0%)‡
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	223
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	419
Estonia (0.1%)
Estonia Government International Bond,
3.25%, 1/17/34	EUR	380	407
Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34		320	294
3.00%, 9/15/34		400	430
			724
France (1.0%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		700	636
French Republic Government Bond OAT,
0.00%, 11/25/29		4,770	4,563
SNCF Reseau,
1.88%, 3/30/34		400	377
			5,576

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Germany (1.6%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31	EUR	1,900	$1,765
0.25%, 2/15/29		2,310	2,324
2.20%, 2/15/34		260	271
2.50%, 8/15/54		1,240	1,191
4.25%, 7/4/39		1,190	1,477
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,410	1,271
			8,299
Greece (0.1%)
Hellenic Republic Government Bond,
4.38%, 7/18/38		260	296
Hungary (0.0%)‡
Hungary Government Bond,
3.00%, 8/21/30	HUF	51,360	114
Indonesia (0.1%)
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	11,506,000	749
Ireland (0.1%)
Ireland Government Bond,
2.60%, 10/18/34	EUR	450	471
Italy (1.0%)
Italy Buoni Poliennali Del Tesoro,
2.50%, 12/1/32		1,070	1,086
3.85%, 7/1/34		1,640	1,798
4.00%, 11/15/30		1,410	1,595
4.45%, 9/1/43		308	339
4.50%, 10/1/53		550	594
			5,412
Japan (2.1%)
Japan Government Ten Year Bond,
0.80%, 3/20/34	JPY	112,450	713
0.90%, 9/20/34		419,000	2,660
1.10%, 6/20/34		177,000	1,148
Japan Government Thirty Year Bond,
0.30%, 6/20/46		224,000	1,002
0.40%, 9/20/49		241,750	1,028
0.70%, 12/20/51		487,550	2,146
Japan Government Twenty Year Bond,
0.40%, 6/20/41		448,300	2,319
			11,016
Korea, Republic of (0.2%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	620
Korea Development Bank,
0.80%, 7/19/26		590	564
			1,184
Lithuania (0.1%)
Republic of Lithuania,
3.50%, 7/3/31	EUR	290	318
	Face Amount (000)		Value (000)
Malaysia (0.2%)
Malaysia Government Bond,
3.58%, 7/15/32	MYR	3,390	$757
3.89%, 8/15/29		2,330	532
			1,289
Mexico (0.3%)
Mexican Bonos,
7.50%, 6/3/27	MXN	6,000	287
7.75%, 5/29/31 - 11/23/34		24,000	1,067
8.50%, 5/31/29		5,900	285
			1,639
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30	EUR	970	921
2.75%, 1/15/47		90	91
			1,012
New Zealand (0.3%)
New Zealand Government Bond,
4.25%, 5/15/34	NZD	240	134
New Zealand Local Government Funding Agency Bond,
MTN
4.40%, 9/8/27	AUD	1,970	1,239
			1,373
Nigeria (0.0%)‡
Africa Finance Corp.,
4.38%, 4/17/26 (b)		$200	198
Norway (0.0%)‡
Norway Government Bond,
3.75%, 6/12/35	NOK	1,080	100
Poland (0.1%)
Bank Gospodarstwa Krajowego,
3.25%, 3/18/30	EUR	340	368
Republic of Poland Government Bond,
1.75%, 4/25/32	PLN	1,300	263
			631
Portugal (0.0%)‡
Portugal Obrigacoes do Tesouro OT,
3.63%, 6/12/54	EUR	160	163
Saudi Arabia (0.2%)
Saudi Government International Bond,
3.38%, 3/5/32 (b)		600	641
5.13%, 1/13/28 (b)		$477	483
			1,124
Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	870	648
Slovakia (0.2%)
Slovakia Government Bond,
3.75%, 2/27/40	EUR	840	885

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Slovenia (0.1%)
Slovenia Government International Bond,
5.00%, 9/19/33 (b)		$700	$705
South Africa (1.1%)
Republic of South Africa Government Bond,
8.88%, 2/28/35	ZAR	124,364	6,073
Spain (0.9%)
Spain Government Bond,
0.00%, 1/31/28	EUR	540	548
2.70%, 10/31/48		380	332
3.45%, 10/31/34		2,240	2,448
3.50%, 5/31/29		990	1,110
4.00%, 10/31/54		130	138
			4,576
Sweden (0.0%)‡
Sweden Government Bond,
2.25%, 5/11/35	SEK	2,660	256
Switzerland (0.2%)
Swiss Confederation Government Bond,
0.25%, 6/23/35	CHF	750	824
Thailand (0.2%)
Thailand Government Bond,
1.59%, 12/17/35	THB	8,270	234
2.00%, 12/17/31		24,700	735
			969
United Kingdom (1.2%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	630	663
0.63%, 10/22/50		2,070	983
0.88%, 7/31/33		1,730	1,674
1.25%, 10/22/41		440	329
1.63%, 10/22/28		550	655
3.50%, 10/22/25 - 1/22/45		1,360	1,595
4.25%, 7/31/34		305	383
			6,282
			93,795
Supranational (0.8%)
Asian Development Bank,
MTN
2.13%, 5/19/31	NZD	300	151
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31		$240	219
Corp. Andina de Fomento,
5.00%, 1/24/29		650	663
5.00%, 1/22/30		440	451
MTN
5.30%, 2/19/29	AUD	1,570	991
European Financial Stability Facility,
3.00%, 9/4/34	EUR	750	805
	Face Amount (000)		Value (000)
European Investment Bank,
0.00%, 1/14/31	EUR	1,040	$965
			4,245
U.S. Treasury Securities (5.8%)
United States (5.8%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$5,510	3,489
1.75%, 8/15/41		1,770	1,200
U.S. Treasury Notes,
0.38%, 12/31/25		5,450	5,301
1.13%, 10/31/26		7,000	6,700
1.38%, 10/31/28 - 11/15/31		7,870	7,081
1.50%, 2/15/30		840	750
1.88%, 2/15/32		630	547
3.38%, 5/15/33		3,280	3,107
4.00%, 2/15/34		1,150	1,135
4.13%, 9/30/27		1,540	1,549
			30,859
Total Fixed Income Securities (Cost $217,081)			207,946
	Shares
Common Stocks (47.6%)
Australia (0.9%)
ANZ Group Holdings Ltd.		12,373	227
APA Group		5,619	28
Aristocrat Leisure Ltd.		2,422	98
ASX Ltd.		812	33
BHP Group Ltd.		21,034	510
BlueScope Steel Ltd.		1,835	25
Brambles Ltd.		5,843	74
CAR Group Ltd.		1,610	32
Cochlear Ltd.		276	46
Coles Group Ltd.		5,657	69
Commonwealth Bank of Australia		6,967	663
Computershare Ltd.		2,206	54
CSL Ltd.		2,039	321
Endeavour Group Ltd.		127	—	@
Fortescue Ltd.		7,041	68
Goodman Group REIT		8,793	158
GPT Group REIT		8,128	22
Insurance Australia Group Ltd.		9,913	48
James Hardie Industries PLC (g)		1,751	42
Lottery Corp. Ltd.		9,391	28
Macquarie Group Ltd.		1,523	190
Medibank Pvt Ltd.		11,425	32
National Australia Bank Ltd.		12,742	274
Northern Star Resources Ltd.		4,721	55
Origin Energy Ltd.		7,462	49
Pro Medicus Ltd.		262	33
Qantas Airways Ltd.		3,138	18
QBE Insurance Group Ltd.		6,262	87
Ramsay Health Care Ltd.		18	—	@
REA Group Ltd.		226	31

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
Reece Ltd.	956	$10
Rio Tinto Ltd.	1,542	112
Santos Ltd.	13,424	56
Scentre Group REIT	21,945	46
SGH Ltd.	862	27
Sonic Healthcare Ltd.	1,907	31
South32 Ltd.	19,000	38
Stockland REIT	10,025	31
Suncorp Group Ltd.	4,496	54
Telstra Group Ltd.	18,288	48
Transurban Group (Units)	12,956	109
Treasury Wine Estates Ltd.	3,396	21
Vicinity Ltd. REIT	16,308	23
Washington H Soul Pattinson & Co. Ltd.	1,013	22
Wesfarmers Ltd.	4,715	214
Westpac Banking Corp.	14,179	283
WiseTech Global Ltd.	781	40
Woodside Energy Group Ltd.	7,778	113
Woolworths Group Ltd.	5,170	96
Xero Ltd. (g)	606	59
		4,748
Austria (0.1%)
Erste Group Bank AG	4,860	336
OMV AG	679	35
Verbund AG	335	24
		395
Belgium (0.2%)
Ageas SA	626	38
Anheuser-Busch InBev SA	3,791	233
Argenx SE (g)	258	152
D'ieteren Group	90	15
Elia Group SA	6	1
Groupe Bruxelles Lambert NV	342	26
KBC Group NV	3,439	313
Lotus Bakeries NV	2	18
Sofina SA	62	16
Syensqo SA	309	21
UCB SA	553	97
		930
Canada (1.7%)
Agnico Eagle Mines Ltd.	2,103	228
Air Canada (g)	716	7
Alimentation Couche-Tard, Inc.	3,187	157
AltaGas Ltd.	1,293	35
ARC Resources Ltd.	2,461	50
Bank of Montreal	3,320	317
Bank of Nova Scotia	5,654	268
Barrick Gold Corp. (LSE)	7,348	143
BCE, Inc.	332	8
Brookfield Asset Management Ltd., Class A	1,528	74
Brookfield Corp.	5,943	311
	Shares	Value (000)
Brookfield Renewable Corp.	598	$17
CAE, Inc. (g)	1,371	34
Cameco Corp.	1,844	76
Canadian Imperial Bank of Commerce	4,328	243
Canadian National Railway Co.	2,274	221
Canadian Natural Resources Ltd.	8,926	275
Canadian Pacific Kansas City Ltd.	3,992	280
Canadian Tire Corp. Ltd., Class A	219	23
Canadian Utilities Ltd., Class A	575	15
CCL Industries, Inc., Class B	630	31
Celestica, Inc. (g)	491	39
Cenovus Energy, Inc.	5,834	81
CGI, Inc.	861	86
Constellation Software, Inc.	85	269
Descartes Systems Group, Inc. (g)	363	37
Dollarama, Inc.	1,149	123
Element Fleet Management Corp.	1,724	34
Emera, Inc.	1,276	54
Empire Co. Ltd., Class A	553	19
Enbridge, Inc.	9,084	402
Fairfax Financial Holdings Ltd.	85	123
First Quantum Minerals Ltd. (g)	3,132	42
FirstService Corp.	173	29
Fortis, Inc.	2,148	98
Franco-Nevada Corp.	810	127
George Weston Ltd.	249	42
GFL Environmental, Inc.	975	47
Gildan Activewear, Inc.	570	25
Great-West Lifeco, Inc.	1,160	45
Hydro One Ltd.	1,451	49
iA Financial Corp., Inc.	391	37
IGM Financial, Inc.	354	11
Imperial Oil Ltd.	756	55
Intact Financial Corp.	746	152
Ivanhoe Mines Ltd., Class A (g)	3,326	28
Keyera Corp.	961	30
Kinross Gold Corp.	5,124	65
Loblaw Cos. Ltd.	637	89
Lundin Mining Corp.	3,202	26
Magna International, Inc.	1,151	39
Manulife Financial Corp.	7,304	228
Metro, Inc.	891	62
National Bank of Canada	1,782	147
Nutrien Ltd.	2,083	103
Onex Corp.	260	17
Open Text Corp.	1,143	29
Pan American Silver Corp.	1,546	40
Pembina Pipeline Corp.	2,422	97
Power Corp. of Canada	2,359	83
Quebecor, Inc., Class B	707	18
RB Global, Inc.	786	79
Restaurant Brands International, Inc.	1,350	90
Rogers Communications, Inc., Class B	1,647	44

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Royal Bank of Canada	6,457	$727
Saputo, Inc.	1,109	19
Shopify, Inc., Class A (g)	5,343	508
Stantec, Inc.	484	40
Sun Life Financial, Inc.	2,430	139
Suncor Energy, Inc.	5,304	205
TC Energy Corp.	4,355	206
Teck Resources Ltd., Class B	2,075	76
TELUS Corp.	2,248	32
TFI International, Inc.	354	27
Thomson Reuters Corp.	663	114
TMX Group Ltd.	1,152	42
Toromont Industries Ltd.	347	27
Toronto-Dominion Bank	7,945	476
Tourmaline Oil Corp.	1,496	72
West Fraser Timber Co. Ltd.	233	18
Wheaton Precious Metals Corp.	1,890	147
WSP Global, Inc.	560	95
		9,123
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (g)(h)	42,000	—
Denmark (0.3%)
AP Moller — Maersk AS Series B	30	52
Carlsberg AS Series B	405	51
Coloplast AS Series B	534	56
Danske Bank AS	3,059	100
Demant AS (g)	374	13
DSV AS	868	168
Genmab AS (g)	257	50
Novo Nordisk AS, Class B	13,815	945
Novozymes AS Series B	1,469	86
Orsted AS (g)	738	32
Pandora AS	341	52
Rockwool AS, Class B	39	16
Tryg AS	1,397	33
Vestas Wind Systems AS (g)	4,264	59
Zealand Pharma AS (g)	278	21
		1,734
Finland (0.2%)
Elisa OYJ	648	32
Fortum OYJ	1,952	32
Kesko OYJ, Class B	1,168	24
Kone OYJ, Class B	1,435	79
Metso OYJ	2,636	27
Neste OYJ	1,806	17
Nokia OYJ	22,317	118
Nordea Bank Abp	45,180	578
Orion OYJ, Class B	474	28
Sampo OYJ, Class A	10,150	97
Stora Enso OYJ, Class R	2,436	23
	Shares	Value (000)
UPM-Kymmene OYJ	2,250	$60
Wartsila OYJ Abp	2,208	39
		1,154
France (1.8%)
Accor SA	803	37
Aeroports de Paris SA	144	15
Air Liquide SA	2,420	460
Airbus SE	2,478	436
Alstom SA (g)	1,500	33
Amundi SA	255	20
ArcelorMittal SA	1,974	57
Arkema SA	240	18
AXA SA	7,342	314
BioMerieux	174	21
BNP Paribas SA	14,694	1,228
Bollore SE	2,932	17
Bouygues SA	784	31
Bureau Veritas SA	1,329	40
Capgemini SE	640	96
Carrefour SA	2,303	33
Cie de Saint-Gobain SA	1,860	185
Cie Generale des Etablissements Michelin SCA	2,931	103
Covivio SA REIT	233	13
Credit Agricole SA	15,089	275
Danone SA	2,752	210
Dassault Aviation SA	81	27
Dassault Systemes SE	2,816	107
Edenred SE	1,009	33
Eiffage SA	284	33
Engie SA	7,896	154
EssilorLuxottica SA	1,261	363
Eurazeo SE	172	13
Eurofins Scientific SE	574	31
Euronext NV	321	47
FDJ UNITED	421	13
Gecina SA REIT	191	18
Getlink SE	1,253	22
Hermes International SCA	133	350
Ipsen SA	161	19
Kering SA	306	64
Klepierre SA REIT	882	29
Legrand SA	1,094	116
L'Oreal SA	1,022	380
LVMH Moet Hennessy Louis Vuitton SE	1,147	710
Orange SA	8,402	109
Pernod Ricard SA	864	85
Publicis Groupe SA	957	90
Renault SA	800	40
Rexel SA	926	25
Safran SA	1,503	396
Sanofi SA	4,904	543
Sartorius Stedim Biotech	127	25

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Schneider Electric SE	2,282	$527
Societe Generale SA	10,331	466
Sodexo SA	373	24
STMicroelectronics NV	2,852	63
Teleperformance SE	223	22
Thales SA	379	101
TotalEnergies SE	8,725	562
Unibail-Rodamco-Westfield REIT	498	42
Veolia Environnement SA	3,049	105
Vinci SA	2,054	259
		9,655
Germany (1.6%)
adidas AG	719	170
Allianz SE (Registered)	1,591	609
BASF SE	3,734	187
Bayer AG (Registered)	4,212	101
Bayerische Motoren Werke AG	1,201	97
Bayerische Motoren Werke AG (Preference)	232	17
Beiersdorf AG	420	54
Brenntag SE	510	33
Carl Zeiss Meditec AG	2	—	@
Commerzbank AG	14,424	330
Continental AG	457	32
Covestro AG (g)	741	48
CTS Eventim AG & Co. KGaA	257	26
Daimler Truck Holding AG	1,955	79
Delivery Hero SE (g)	775	19
Deutsche Bank AG (Registered)	7,656	182
Deutsche Boerse AG	776	229
Deutsche Lufthansa AG (Registered)	2,483	18
Deutsche Post AG (Registered)	4,019	173
Deutsche Telekom AG (Registered)	15,696	579
Dr Ing hc F Porsche AG (Preference)	474	24
E.ON SE	9,667	146
Evonik Industries AG	1,070	23
Fresenius Medical Care AG	852	42
Fresenius SE & Co. KGaA (g)	1,746	75
GEA Group AG	638	39
Hannover Rueck SE (Registered)	246	73
Heidelberg Materials AG	570	98
Henkel AG & Co. KGaA	437	31
Henkel AG & Co. KGaA (Preference)	711	57
Infineon Technologies AG	5,506	184
Knorr-Bremse AG	301	27
LEG Immobilien SE	305	22
Linde PLC	1,679	782
Mercedes-Benz Group AG (Registered)	3,005	177
Merck KGaA	554	76
MTU Aero Engines AG	226	79
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	549	347
	Shares	Value (000)
Nemetschek SE	241	$28
Porsche Automobil Holding SE (Preference)	632	24
Puma SE	439	11
Qiagen NV (g)	902	36
Rational AG	21	17
Rheinmetall AG	176	252
RWE AG	2,706	97
SAP SE	4,416	1,183
Sartorius AG (Preference)	109	25
Scout24 SE	310	32
Siemens AG (Registered)	3,190	737
Siemens Energy AG (g)	2,609	155
Siemens Healthineers AG	1,196	64
Symrise AG	554	57
Talanx AG	262	28
Volkswagen AG (Preference)	851	87
Vonovia SE	3,021	81
Zalando SE (g)	915	32
		8,231
Hong Kong (0.3%)
AIA Group Ltd.	44,512	337
BOC Hong Kong Holdings Ltd.	15,862	64
CK Asset Holdings Ltd.	8,181	33
CK Hutchison Holdings Ltd.	11,137	63
CK Infrastructure Holdings Ltd.	2,803	17
CLP Holdings Ltd.	7,185	59
Futu Holdings Ltd. ADR	229	23
Galaxy Entertainment Group Ltd.	9,167	36
Hang Seng Bank Ltd.	3,360	46
Henderson Land Development Co. Ltd.	6,087	18
HKT Trust & HKT Ltd.	17,201	23
Hong Kong & China Gas Co. Ltd.	48,783	42
Hong Kong Exchanges & Clearing Ltd.	4,994	222
Hongkong Land Holdings Ltd.	4,613	20
Jardine Matheson Holdings Ltd.	660	28
Link REIT	10,940	51
MTR Corp. Ltd.	6,547	21
Power Assets Holdings Ltd.	6,161	37
Sands China Ltd. (g)	10,347	21
Sino Land Co. Ltd.	16,849	17
SITC International Holdings Co. Ltd.	5,535	15
Sun Hung Kai Properties Ltd.	6,117	58
Swire Pacific Ltd., Class A	1,701	15
Techtronic Industries Co. Ltd.	5,765	69
WH Group Ltd.	35,436	33
Wharf Holdings Ltd.	4,415	10
Wharf Real Estate Investment Co. Ltd.	7,042	17
		1,395
Ireland (0.1%)
AIB Group PLC	23,699	153
Bank of Ireland Group PLC	14,160	167

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Ireland (cont'd)
Kerry Group PLC, Class A	579	$61
Kingspan Group PLC	606	49
		430
Israel (0.1%)
Azrieli Group Ltd.	180	12
Bank Hapoalim BM	5,759	78
Bank Leumi Le-Israel BM	6,873	93
Check Point Software Technologies Ltd. (g)	373	85
CyberArk Software Ltd. (g)	199	67
Elbit Systems Ltd.	114	44
Global-e Online Ltd. (g)	420	15
ICL Group Ltd.	3,290	19
Israel Discount Bank Ltd., Class A	5,639	39
Mizrahi Tefahot Bank Ltd.	709	32
Monday.com Ltd. (g)	161	39
Nice Ltd. (g)	267	41
Nova Ltd. (g)	124	23
Teva Pharmaceutical Industries Ltd. ADR (g)	4,898	75
Wix.com Ltd. (g)	225	37
		699
Italy (0.8%)
Amplifon SpA	531	11
Banco BPM SpA	17,641	179
BPER Banca SpA	4,434	35
Davide Campari-Milano NV	2,637	15
DiaSorin SpA	94	9
Enel SpA	35,048	284
Eni SpA	8,701	135
Ferrari NV	530	226
FinecoBank Banca Fineco SpA	8,624	171
Generali	3,896	137
Infrastrutture Wireless Italiane SpA	1,464	15
Intesa Sanpaolo SpA	217,045	1,119
Leonardo SpA	1,643	80
Mediobanca Banca di Credito Finanziario SpA	7,569	142
Moncler SpA	976	60
Nexi SpA (g)	2,036	11
Poste Italiane SpA	1,886	34
Prysmian SpA	1,196	66
Recordati Industria Chimica e Farmaceutica SpA	488	28
Snam SpA	8,767	45
Stellantis NV	8,311	93
Telecom Italia SpA (Milano) (g)	44,408	15
Tenaris SA	1,689	33
Terna — Rete Elettrica Nazionale	6,077	55
UniCredit SpA	21,678	1,217
Unipol Assicurazioni SpA	1,474	24
		4,239
Japan (0.0%)‡
Aeon Co. Ltd.	54	1
Ajinomoto Co., Inc.	76	2
	Shares	Value (000)
Asahi Group Holdings Ltd.	119	$2
Astellas Pharma, Inc.	85	1
Chiba Bank Ltd.	182	2
Chubu Electric Power Co., Inc.	129	1
Chugai Pharmaceutical Co. Ltd.	31	1
Concordia Financial Group Ltd.	334	2
Daiichi Sankyo Co. Ltd.	82	2
Eisai Co. Ltd.	12	—	@
Hoya Corp.	16	2
Japan Post Bank Co. Ltd.	460	5
Kansai Electric Power Co., Inc.	185	2
Kao Corp.	38	2
KDDI Corp.	1,086	17
Kikkoman Corp.	56	1
Kirin Holdings Co. Ltd.	64	1
Kobe Bussan Co. Ltd.	12	—	@
Kyowa Kirin Co. Ltd.	11	—	@
M3, Inc.	21	—	@
MatsukiyoCocokara & Co.	27	—	@
MEIJI Holdings Co. Ltd.	19	—	@
Mizuho Financial Group, Inc.	767	21
Nippon Telegraph & Telephone Corp.	10,584	10
Nissin Foods Holdings Co. Ltd.	17	—	@
Olympus Corp.	55	1
Ono Pharmaceutical Co. Ltd.	17	—	@
Osaka Gas Co. Ltd.	73	2
Otsuka Holdings Co. Ltd.	21	1
Resona Holdings, Inc.	665	6
Seven & i Holdings Co. Ltd.	182	3
Shionogi & Co. Ltd.	35	1
Shiseido Co. Ltd.	33	1
Shizuoka Financial Group, Inc.	138	2
SoftBank Corp.	10,132	14
SoftBank Group Corp.	338	17
Sumitomo Mitsui Financial Group, Inc.	1,185	31
Sumitomo Mitsui Trust Group, Inc.	206	5
Suntory Beverage & Food Ltd.	11	—	@
Sysmex Corp.	24	—	@
Takeda Pharmaceutical Co. Ltd.	74	2
Terumo Corp.	63	1
Tokyo Electric Power Co. Holdings, Inc. (g)	305	1
Tokyo Gas Co. Ltd.	68	2
Unicharm Corp.	92	1
Yakult Honsha Co. Ltd.	21	—	@
		166
Netherlands (0.7%)
ABN AMRO Bank NV CVA	6,620	140
Adyen NV (g)	92	141
Aegon Ltd.	5,407	36
AerCap Holdings NV	794	81
Akzo Nobel NV	713	44
ASM International NV	194	88

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Netherlands (cont'd)
ASML Holding NV	1,643	$1,087
ASR Nederland NV	647	37
BE Semiconductor Industries NV	342	36
Coca-Cola Europacific Partners PLC	873	76
CVC Capital Partners PLC (g)	879	17
DSM-Firmenich AG	779	77
EXOR NV	411	37
Heineken Holding NV	537	39
Heineken NV	1,193	97
IMCD NV	245	33
ING Groep NV	49,057	961
InPost SA (g)	921	14
JDE Peet's NV	721	16
Koninklijke Ahold Delhaize NV	3,891	145
Koninklijke KPN NV	17,339	74
Koninklijke Philips NV	3,353	85
NN Group NV	1,098	61
Prosus NV (g)	5,635	262
Randstad NV	443	18
Universal Music Group NV	3,408	94
Wolters Kluwer NV	987	154
		3,950
New Zealand (0.0%)‡
Auckland International Airport Ltd.	8,177	38
Contact Energy Ltd.	3,875	20
Fisher & Paykel Healthcare Corp. Ltd.	2,917	56
Infratil Ltd.	4,592	27
Mercury NZ Ltd.	141	1
Meridian Energy Ltd.	6,412	20
		162
Norway (0.1%)
Aker BP ASA	1,349	32
DNB Bank ASA	4,128	108
Equinor ASA	3,600	95
Gjensidige Forsikring ASA	863	20
Kongsberg Gruppen ASA	378	55
Mowi ASA	2,088	39
Norsk Hydro ASA	6,181	36
Orkla ASA	3,115	34
Salmar ASA	292	14
Telenor ASA	2,879	41
Yara International ASA	717	22
		496
Portugal (0.0%)‡
EDP — Energias de Portugal SA	13,569	46
EDP Renovaveis SA	1,356	11
Galp Energia SGPS SA	1,711	30
Jeronimo Martins SGPS SA	1,205	26
		113
	Shares	Value (000)
Singapore (0.2%)
CapitaLand Ascendas REIT	15,704	$31
CapitaLand Integrated Commercial Trust REIT	24,631	38
CapitaLand Investment Ltd.	9,760	20
DBS Group Holdings Ltd.	8,969	308
Genting Singapore Ltd.	25,557	14
Grab Holdings Ltd., Class A (g)	9,668	44
Keppel Ltd.	6,097	31
Oversea-Chinese Banking Corp. Ltd.	15,191	195
Sea Ltd. ADR (g)	1,490	194
Sembcorp Industries Ltd.	3,944	18
Singapore Airlines Ltd.	6,288	32
Singapore Exchange Ltd.	3,572	35
Singapore Technologies Engineering Ltd.	6,497	33
Singapore Telecommunications Ltd.	33,745	86
United Overseas Bank Ltd.	5,655	160
Wilmar International Ltd.	8,219	20
Yangzijiang Shipbuilding Holdings Ltd.	10,936	19
		1,278
South Africa (0.8%)
Absa Group Ltd.	78,136	757
Capitec Bank Holdings Ltd.	8,007	1,362
Nedbank Group Ltd.	40,398	567
Standard Bank Group Ltd.	123,287	1,611
		4,297
Spain (0.9%)
Acciona SA	108	14
ACS Actividades de Construccion y Servicios SA	737	42
Aena SME SA	314	74
Amadeus IT Group SA	1,904	146
Banco Bilbao Vizcaya Argentaria SA	83,563	1,140
Banco de Sabadell SA	22,769	64
Banco Santander SA	224,134	1,510
CaixaBank SA	57,699	449
Cellnex Telecom SA	2,387	85
Endesa SA	1,385	37
Ferrovial SE	1,977	88
Grifols SA (g)	1,282	11
Iberdrola SA	25,511	412
Industria de Diseno Textil SA	4,577	228
Redeia Corp. SA	1,770	36
Repsol SA	4,715	63
Telefonica SA	17,952	85
		4,484
Sweden (0.5%)
AddTech AB, Class B	1,092	32
Alfa Laval AB	1,207	52
Assa Abloy AB, Class B	4,189	126
Atlas Copco AB, Class A	17,792	272
Beijer Ref AB	1,611	23
Boliden AB	1,132	37
Epiroc AB, Class A	4,398	85

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Sweden (cont'd)
EQT AB	1,582	$48
Essity AB, Class B	2,575	73
Evolution AB	666	50
Fastighets AB Balder, Class B (g)	3,014	19
Getinge AB, Class B	11	—	@
H & M Hennes & Mauritz AB, Class B	2,386	31
Hexagon AB, Class B	8,709	93
Holmen AB, Class B	314	12
Industrivarden AB, Class A	1,130	41
Indutrade AB	1,138	32
Investment AB Latour, Class B	615	17
Investor AB, Class B	7,145	213
L E Lundbergforetagen AB, Class B	313	16
Lifco AB, Class B	977	35
Nibe Industrier AB, Class B	6,366	24
Saab AB, Class B	1,317	52
Sagax AB, Class B	908	19
Sandvik AB	4,479	94
Securitas AB, Class B	2,029	29
Skandinaviska Enskilda Banken AB, Class A (g)	7,063	116
Skanska AB, Class B (g)	1,413	31
SKF AB, Class B (g)	1,419	29
Spotify Technology SA (g)	645	355
Svenska Cellulosa AB SCA, Class B (g)	2,505	33
Svenska Handelsbanken AB, Class A	6,492	73
Swedbank AB, Class A	3,813	87
Swedish Orphan Biovitrum AB (g)	820	23
Tele2 AB, Class B	2,442	33
Telefonaktiebolaget LM Ericsson, Class B	11,621	90
Telia Co. AB	10,544	38
Trelleborg AB, Class B	887	33
Volvo AB, Class B (g)	6,572	193
		2,659
Switzerland (1.5%)
ABB Ltd. (Registered)	7,520	388
Alcon AG	2,378	226
Avolta AG (Registered)	366	16
Bachem Holding AG	2	—	@
Baloise Holding AG (Registered)	170	36
Banque Cantonale Vaudoise (Registered)	134	15
Barry Callebaut AG (Registered)	15	20
BKW AG	91	16
Chocoladefabriken Lindt & Spruengli AG	4	54
Cie Financiere Richemont SA, Class A (Registered)	2,517	439
EMS-Chemie Holding AG (Registered)	29	20
Galderma Group AG (g)	413	44
Geberit AG (Registered)	156	98
Givaudan SA (Registered)	44	189
Helvetia Holding AG (Registered)	153	32
Holcim AG (g)	2,453	264
Julius Baer Group Ltd.	864	60
	Shares	Value (000)
Kuehne & Nagel International AG (Registered)	229	$53
Logitech International SA (Registered)	724	61
Lonza Group AG (Registered)	343	212
Nestle SA (Registered)	12,420	1,255
Novartis AG (Registered)	9,467	1,051
Partners Group Holding AG	107	152
Roche Holding AG	135	47
Roche Holding AG (Genusschein)	3,347	1,102
Sandoz Group AG	1,826	77
Schindler Holding AG	170	53
Schindler Holding AG (Registered)	98	30
SGS SA (Registered)	635	63
SIG Group AG(g)	1,277	24
Sika AG (Registered) (g)	724	176
Sonova Holding AG (Registered)	239	70
Straumann Holding AG (Registered)	479	58
Swatch Group AG	120	21
Swiss Life Holding AG (Registered)	133	121
Swiss Prime Site AG (Registered) (g)	318	39
Swiss Re AG	1,393	237
Swisscom AG (Registered)	129	74
Temenos AG (Registered)	236	18
UBS Group AG (Registered)	15,278	469
VAT Group AG	112	40
Zurich Insurance Group AG	681	475
		7,895
United Kingdom (2.1%)
3i Group PLC	4,038	190
Admiral Group PLC	1,110	41
Anglo American PLC	5,252	147
Antofagasta PLC	1,655	36
Ashtead Group PLC	1,816	98
Associated British Foods PLC	1,374	34
AstraZeneca PLC	6,593	968
Auto Trader Group PLC	3,717	36
Aviva PLC	10,998	79
BAE Systems PLC	12,446	251
Barclays PLC	64,034	241
Barratt Redrow PLC	5,732	32
BP PLC	65,721	369
British American Tobacco PLC	8,259	339
BT Group PLC	28,862	62
Bunzl PLC	1,372	53
Centrica PLC	21,980	43
Coca-Cola HBC AG (g)	917	42
Compass Group PLC	7,032	233
Croda International PLC	546	21
DCC PLC	409	27
Diageo PLC	9,383	245
Entain PLC	2,525	19
Evraz PLC (g)(h)	2,495	—
Experian PLC	3,848	178
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Glencore PLC (g)	42,729	$156
GSK PLC	17,690	338
Haleon PLC	38,114	192
Halma PLC	1,585	53
Hikma Pharmaceuticals PLC	695	18
HSBC Holdings PLC	79,039	896
Imperial Brands PLC	3,323	123
Informa PLC	5,503	55
InterContinental Hotels Group PLC	653	70
Intertek Group PLC	671	44
J Sainsbury PLC	7,384	22
JD Sports Fashion PLC	10,835	10
Kingfisher PLC	7,434	24
Land Securities Group PLC REIT	2,936	21
Legal & General Group PLC	24,186	76
Lloyds Banking Group PLC	268,723	252
London Stock Exchange Group PLC	1,985	295
M&G PLC	9,454	24
Marks & Spencer Group PLC	8,533	39
Melrose Industries PLC	5,290	33
Mondi PLC	1,821	27
National Grid PLC	21,042	274
NatWest Group PLC	34,021	201
Next PLC	482	69
Paragon Offshore PLC (g)(h)	303	—
Pearson PLC	2,477	39
Phoenix Group Holdings PLC	2,905	22
Prudential PLC	10,811	117
Reckitt Benckiser Group PLC	2,888	195
RELX PLC (LSE)	7,735	389
Rentokil Initial PLC	10,209	46
Rio Tinto PLC	4,645	279
Rolls-Royce Holdings PLC (g)	35,256	343
Sage Group PLC	4,134	65
Schroders PLC	3,349	15
Segro PLC REIT	5,331	48
Severn Trent PLC	1,163	38
Shell PLC	24,662	898
Smith & Nephew PLC	3,469	49
Smiths Group PLC	1,440	36
Spirax Group PLC	308	25
SSE PLC	4,741	98
Standard Chartered PLC	9,280	138
Tesco PLC	28,333	122
Unilever PLC CVA	10,485	626
United Utilities Group PLC	2,937	38
Vodafone Group PLC	91,475	86
Whitbread PLC	728	23
Wise PLC, Class A (g)	2,714	33
WPP PLC	4,481	34
		10,898
	Shares	Value (000)
United States (32.7%)
3M Co.	1,951	$287
A.O. Smith Corp.	425	28
Abbott Laboratories	6,117	811
AbbVie, Inc.	6,181	1,295
Accenture PLC, Class A	2,208	689
Adobe, Inc. (g)	1,556	597
Advanced Micro Devices, Inc. (g)	5,848	601
AECOM	463	43
AES Corp.	144	2
Aflac, Inc.	1,864	207
Agilent Technologies, Inc.	1,028	120
Air Products & Chemicals, Inc.	782	231
Airbnb, Inc., Class A (g)	1,578	188
Akamai Technologies, Inc. (g)	535	43
Albemarle Corp.	428	31
Albertsons Cos., Inc., Class A	1,327	29
Alexandria Real Estate Equities, Inc. REIT	551	51
Align Technology, Inc. (g)	259	41
Allegion PLC	307	40
Alliant Energy Corp.	938	60
Allstate Corp.	943	195
Ally Financial, Inc.	957	35
Alnylam Pharmaceuticals, Inc. (g)	461	124
Alphabet, Inc., Class A	39,484	6,134
Altria Group, Inc.	5,954	357
Amazon.com, Inc. (g)	34,445	6,553
Amcor PLC	5,108	50
Ameren Corp.	977	98
American Electric Power Co., Inc.	1,934	211
American Express Co.	2,020	543
American Financial Group, Inc.	246	32
American Homes 4 Rent, Class A REIT	1,164	44
American International Group, Inc.	2,205	192
American Tower Corp. REIT	1,628	354
American Water Works Co., Inc.	703	104
Ameriprise Financial, Inc.	351	170
AMETEK, Inc.	830	143
Amgen, Inc.	1,894	590
Amphenol Corp., Class A	4,300	282
Analog Devices, Inc.	1,788	361
Annaly Capital Management, Inc. REIT	2,000	41
ANSYS, Inc. (g)	310	98
Aon PLC, Class A	688	275
Apollo Global Management, Inc.	1,439	197
Apple, Inc.	53,611	11,909
Applied Materials, Inc.	2,883	418
AppLovin Corp., Class A (g)	699	185
Aptiv PLC (g)	844	50
Arch Capital Group Ltd.	1,343	129
Archer-Daniels-Midland Co.	1,728	83
Ares Management Corp., Class A	677	99
Arista Networks, Inc. (g)	3,797	294

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Arthur J Gallagher & Co.	870	$300
Assurant, Inc.	184	39
AT&T, Inc.	27,550	779
Atlassian Corp., Class A (g)	581	123
Atmos Energy Corp.	569	88
Autodesk, Inc. (g)	773	202
Automatic Data Processing, Inc.	1,440	440
AutoZone, Inc. (g)	59	225
AvalonBay Communities, Inc. REIT	498	107
Avantor, Inc. (g)	2,408	39
Avery Dennison Corp.	284	51
Axon Enterprise, Inc. (g)	262	138
Baker Hughes Co.	3,504	154
Ball Corp.	1,058	55
Bank of America Corp.	26,981	1,126
Bank of New York Mellon Corp.	2,557	214
Baxter International, Inc.	1,801	62
Becton Dickinson & Co.	1,033	237
Bentley Systems, Inc., Class B	566	22
Berkshire Hathaway, Inc., Class B (g)	4,723	2,515
Best Buy Co., Inc.	728	54
Biogen, Inc. (g)	519	71
BioMarin Pharmaceutical, Inc. (g)	685	48
Bio-Rad Laboratories, Inc., Class A (g)	70	17
Bio-Techne Corp.	571	33
Blackrock, Inc.	524	496
Blackstone, Inc.	2,627	367
Block, Inc., Class A (g)	1,997	108
Boeing Co. (g)	2,680	457
Booking Holdings, Inc.	118	544
Booz Allen Hamilton Holding Corp.	449	47
Boston Scientific Corp. (g)	5,300	535
Bristol-Myers Squibb Co.	7,116	434
Broadcom, Inc.	15,951	2,671
Broadridge Financial Solutions, Inc.	412	100
Brown & Brown, Inc.	854	106
Brown-Forman Corp., Class B	655	22
Builders FirstSource, Inc. (g)	414	52
Bunge Global SA	501	38
Burlington Stores, Inc. (g)	232	55
BXP, Inc. REIT	532	36
Cadence Design Systems, Inc. (g)	978	249
Camden Property Trust REIT	376	46
Campbell's Co.	690	28
Capital One Financial Corp.	1,371	246
Cardinal Health, Inc.	859	118
Carlisle Cos., Inc.	162	55
Carlyle Group, Inc.	852	37
CarMax, Inc. (g)	549	43
Carnival Corp. (g)	3,799	74
Carrier Global Corp.	2,914	185
Carvana Co. (g)	409	86
	Shares	Value (000)
Caterpillar, Inc.	1,737	$573
Cboe Global Markets, Inc.	364	82
CBRE Group, Inc., Class A (g)	1,090	143
CDW Corp.	472	76
Cencora, Inc.	616	171
Centene Corp. (g)	1,794	109
CenterPoint Energy, Inc.	2,372	86
CF Industries Holdings, Inc.	615	48
CH Robinson Worldwide, Inc.	414	42
Charles River Laboratories International, Inc. (g)	2	—	@
Charles Schwab Corp.	6,162	482
Charter Communications, Inc., Class A (g)	330	122
Cheniere Energy, Inc.	785	182
Chevron Corp.	5,981	1,001
Chipotle Mexican Grill, Inc. (g)	4,836	243
Chubb Ltd.	1,344	406
Church & Dwight Co., Inc.	869	96
Cigna Group	983	323
Cincinnati Financial Corp.	552	82
Cintas Corp.	1,289	265
Cisco Systems, Inc.	14,079	869
Citigroup, Inc.	7,392	525
Citizens Financial Group, Inc.	1,728	71
Clorox Co.	441	65
Cloudflare, Inc., Class A (g)	1,110	125
CME Group, Inc.	1,255	333
CMS Energy Corp.	1,086	82
CNH Industrial NV	3,192	39
Coca-Cola Co.	14,757	1,057
Cognizant Technology Solutions Corp., Class A	1,773	136
Coinbase Global, Inc., Class A (g)	730	126
Colgate-Palmolive Co.	2,782	261
Comcast Corp., Class A	13,524	499
Conagra Brands, Inc.	1,702	45
ConocoPhillips	4,546	477
Consolidated Edison, Inc.	1,268	140
Constellation Brands, Inc., Class A	572	105
Constellation Energy Corp.	1,173	237
Cooper Cos., Inc. (g)	715	60
Copart, Inc. (g)	3,062	173
Corebridge Financial, Inc.	913	29
Corning, Inc.	2,892	132
Corpay, Inc. (g)	236	82
Corteva, Inc.	2,460	155
CoStar Group, Inc. (g)	1,497	119
Costco Wholesale Corp.	1,600	1,513
Coterra Energy, Inc.	2,575	74
CRH PLC	2,484	219
Crowdstrike Holdings, Inc., Class A (g)	884	312
Crown Castle, Inc. REIT	1,511	157
Crown Holdings, Inc.	428	38
CSX Corp.	6,903	203
Cummins, Inc.	494	155

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
CVS Health Corp.	4,515	$306
Danaher Corp.	2,343	480
Darden Restaurants, Inc.	416	86
Datadog, Inc., Class A (g)	1,023	101
DaVita, Inc. (g)	161	25
Dayforce, Inc. (g)	535	31
Deckers Outdoor Corp. (g)	556	62
Deere & Co.	933	438
Dell Technologies, Inc., Class C	1,187	108
Delta Air Lines, Inc.	593	26
Devon Energy Corp.	2,186	82
Dexcom, Inc. (g)	1,416	97
Diamondback Energy, Inc.	677	108
Dick's Sporting Goods, Inc.	211	43
Digital Realty Trust, Inc. REIT	1,197	172
Discover Financial Services	901	154
DocuSign, Inc. (g)	727	59
Dollar General Corp.	802	71
Dollar Tree, Inc. (g)	768	58
Dominion Energy, Inc.	3,061	172
Domino's Pizza, Inc.	125	57
DoorDash, Inc., Class A (g)	1,297	237
Dover Corp.	491	86
Dow, Inc.	2,520	88
DR Horton, Inc.	1,041	132
DraftKings, Inc., Class A (g)	1,610	53
DTE Energy Co.	757	105
Duke Energy Corp.	2,810	343
DuPont de Nemours, Inc.	1,499	112
Dynatrace, Inc. (g)	1,055	50
Eastman Chemical Co.	415	37
Eaton Corp. PLC	1,415	385
eBay, Inc.	1,667	113
Ecolab, Inc.	899	228
Edison International	1,412	83
Edwards Lifesciences Corp. (g)	2,094	152
Electronic Arts, Inc.	870	126
Elevance Health, Inc.	816	355
Eli Lilly & Co.	2,860	2,362
EMCOR Group, Inc.	164	61
Emerson Electric Co.	2,048	225
Entegris, Inc.	548	48
Entergy Corp.	1,575	135
EOG Resources, Inc.	1,958	251
EPAM Systems, Inc. (g)	206	35
EQT Corp.	1,966	105
Equifax, Inc.	439	107
Equinix, Inc. REIT	348	284
Equitable Holdings, Inc.	1,137	59
Equity Lifestyle Properties, Inc. REIT	632	42
Equity Residential REIT	1,197	86
Erie Indemnity Co., Class A	90	38
	Shares	Value (000)
Essential Utilities, Inc.	948	$37
Essex Property Trust, Inc. REIT	225	69
Estee Lauder Cos., Inc., Class A	852	56
Everest Group Ltd.	152	55
Evergy, Inc.	842	58
Eversource Energy	1,329	83
Exact Sciences Corp. (g)	672	29
Exelon Corp.	3,663	169
Expand Energy Corp.	722	80
Expedia Group, Inc.	434	73
Expeditors International of Washington, Inc.	488	59
Extra Space Storage, Inc. REIT	742	110
Exxon Mobil Corp.	15,379	1,829
F5, Inc. (g)	210	56
FactSet Research Systems, Inc.	133	60
Fair Isaac Corp. (g)	87	160
Fastenal Co.	2,045	159
FedEx Corp.	807	197
Ferguson Enterprises, Inc.	708	113
Fidelity National Financial, Inc.	912	59
Fidelity National Information Services, Inc.	1,918	143
Fifth Third Bancorp	2,617	103
First Citizens BancShares, Inc., Class A	38	70
First Solar, Inc. (g)	350	44
FirstEnergy Corp.	1,991	80
Fiserv, Inc. (g)	2,018	446
Flutter Entertainment PLC (g)	643	142
Ford Motor Co.	13,942	140
Fortinet, Inc. (g)	2,351	226
Fortive Corp.	1,241	91
Fortune Brands Innovations, Inc.	447	27
Fox Corp., Class A	1,279	70
Franklin Resources, Inc.	1,035	20
Freeport-McMoRan, Inc.	5,176	196
Gaming and Leisure Properties, Inc. REIT	966	49
Garmin Ltd.	547	119
Gartner, Inc. (g)	273	115
GE HealthCare Technologies, Inc.	1,642	133
GE Vernova, Inc.	966	295
Gen Digital, Inc.	2,003	53
General Dynamics Corp.	817	223
General Electric Co.	3,885	778
General Mills, Inc.	1,984	119
General Motors Co.	3,902	183
Genuine Parts Co.	495	59
Gilead Sciences, Inc.	4,372	490
Global Payments, Inc.	906	89
GoDaddy, Inc., Class A (g)	499	90
Goldman Sachs Group, Inc.	1,132	618
Graco, Inc.	599	50
Halliburton Co.	3,100	79
Hartford Insurance Group, Inc.	1,019	126
HCA Healthcare, Inc.	674	233

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Healthpeak Properties, Inc. REIT	2,455	$50
HEICO Corp.	420	97
Henry Schein, Inc. (g)	6	—	@
Hershey Co.	530	91
Hess Corp.	972	155
Hewlett Packard Enterprise Co.	4,689	72
Hilton Worldwide Holdings, Inc.	877	200
Hologic, Inc. (g)	815	50
Home Depot, Inc.	3,509	1,286
Honeywell International, Inc.	2,311	489
Hormel Foods Corp.	1,078	33
Host Hotels & Resorts, Inc. REIT	2,495	35
Howmet Aerospace, Inc.	1,378	179
HP, Inc.	3,361	93
Hubbell, Inc.	192	64
HubSpot, Inc. (g)	175	100
Humana, Inc.	432	114
Huntington Bancshares, Inc.	5,652	85
Hyatt Hotels Corp., Class A	152	19
IDEX Corp.	270	49
IDEXX Laboratories, Inc. (g)	293	123
Illinois Tool Works, Inc.	1,051	261
Illumina, Inc. (g)	577	46
Incyte Corp. (g)	579	35
Ingersoll Rand, Inc.	1,445	116
Insulet Corp. (g)	252	66
Intel Corp.	15,667	356
Interactive Brokers Group, Inc., Class A	391	65
Intercontinental Exchange, Inc.	2,013	347
International Business Machines Corp.	3,266	812
International Flavors & Fragrances, Inc.	911	71
International Paper Co.	1,793	96
Interpublic Group of Cos., Inc.	1,309	36
Intuit, Inc.	1,008	619
Intuitive Surgical, Inc. (g)	1,303	645
Invitation Homes, Inc. REIT	2,032	71
IQVIA Holdings, Inc. (g)	646	114
Iron Mountain, Inc. REIT	1,034	89
J.M. Smucker Co.	381	45
Jabil, Inc.	400	54
Jack Henry & Associates, Inc.	256	47
Jacobs Solutions, Inc.	441	53
JB Hunt Transport Services, Inc.	289	43
Johnson & Johnson	8,478	1,406
Johnson Controls International PLC	2,386	191
JPMorgan Chase & Co.	10,993	2,697
Juniper Networks, Inc.	1,159	42
Kellanova	985	81
Kenvue, Inc.	6,804	163
Keurig Dr. Pepper, Inc.	4,418	151
KeyCorp	3,637	58
Keysight Technologies, Inc. (g)	626	94
	Shares	Value (000)
Kimberly-Clark Corp.	1,189	$169
Kimco Realty Corp. REIT	2,385	51
Kinder Morgan, Inc.	6,966	199
KKR & Co., Inc.	2,220	257
KLA Corp.	484	329
Kraft Heinz Co.	3,233	98
Kroger Co.	2,438	165
L3Harris Technologies, Inc.	676	141
Labcorp Holdings, Inc.	299	70
Lam Research Corp.	4,620	336
Lamb Weston Holdings, Inc.	13	1
Las Vegas Sands Corp.	1,326	51
Leidos Holdings, Inc.	447	60
Lennar Corp., Class A	862	99
Lennox International, Inc.	117	66
Liberty Media Corp. — Liberty Formula One, Class C (g)	749	67
Live Nation Entertainment, Inc. (g)	578	75
LKQ Corp.	907	39
Lockheed Martin Corp.	747	334
Loews Corp.	654	60
Lowe's Cos., Inc.	2,004	467
LPL Financial Holdings, Inc.	262	86
Lululemon Athletica, Inc. (g)	455	129
LyondellBasell Industries NV, Class A	920	65
M&T Bank Corp.	649	116
Manhattan Associates, Inc. (g)	216	37
Marathon Petroleum Corp.	1,148	167
Markel Group, Inc. (g)	45	84
Marriott International, Inc., Class A	852	203
Marsh & McLennan Cos., Inc.	1,726	421
Martin Marietta Materials, Inc.	218	104
Marvell Technology, Inc.	3,157	194
Masco Corp.	773	54
Mastercard, Inc., Class A	2,934	1,608
McCormick & Co., Inc.	905	74
McDonald's Corp.	2,541	794
McKesson Corp.	449	302
Medtronic PLC	4,585	412
MercadoLibre, Inc. (g)	162	316
Merck & Co., Inc.	8,751	785
Meta Platforms, Inc., Class A	7,915	4,562
MetLife, Inc.	2,164	174
Mettler-Toledo International, Inc. (g)	76	90
MGM Resorts International (g)	807	24
Microchip Technology, Inc.	1,936	94
Micron Technology, Inc.	4,016	349
Microsoft Corp.	25,365	9,522
MicroStrategy, Inc., Class A (g)	878	253
Mid-America Apartment Communities, Inc. REIT	410	69
Moderna, Inc. (g)	1,184	34
Molina Healthcare, Inc. (g)	203	67
Molson Coors Beverage Co., Class B	652	40
Mondelez International, Inc., Class A	4,778	324

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
MongoDB, Inc. (g)	275	$48
Monolithic Power Systems, Inc.	178	103
Monster Beverage Corp. (g)	2,643	155
Moody's Corp.	578	269
Motorola Solutions, Inc.	582	255
MSCI, Inc.	278	157
Nasdaq, Inc.	1,534	116
Natera, Inc. (g)	452	64
NetApp, Inc.	729	64
Netflix, Inc. (g)	1,561	1,456
Neurocrine Biosciences, Inc. (g)	362	40
Newmont Corp. (TSX)	3,987	192
News Corp., Class A	1,340	36
NextEra Energy, Inc.	7,521	533
NIKE, Inc., Class B	4,289	272
NiSource, Inc.	1,714	69
Nordson Corp.	195	39
Norfolk Southern Corp.	803	190
Northern Trust Corp.	713	70
Northrop Grumman Corp.	484	248
NRG Energy, Inc.	755	72
Nucor Corp.	850	102
Nutanix, Inc., Class A (g)	902	63
NVIDIA Corp.	86,457	9,370
NVR, Inc. (g)	11	80
NXP Semiconductors NV	932	177
Occidental Petroleum Corp.	2,502	123
Okta, Inc. (g)	590	62
Old Dominion Freight Line, Inc.	688	114
Omnicom Group, Inc.	691	57
ON Semiconductor Corp. (g)	1,572	64
ONEOK, Inc.	2,186	217
Oracle Corp.	6,097	852
O'Reilly Automotive, Inc. (g)	202	289
Otis Worldwide Corp.	1,405	145
Ovintiv, Inc.	933	40
Owens Corning	309	44
PACCAR, Inc.	1,851	180
Packaging Corp. of America	319	63
Palantir Technologies, Inc., Class A (g)	7,747	654
Palo Alto Networks, Inc. (g)	2,310	394
Parker-Hannifin Corp.	469	285
Paychex, Inc.	1,142	176
Paycom Software, Inc.	186	41
PayPal Holdings, Inc. (g)	3,515	229
Pentair PLC	593	52
PepsiCo, Inc.	4,934	740
Pfizer, Inc.	19,997	507
PG&E Corp.	8,094	139
Philip Morris International, Inc.	5,455	866
Phillips 66	1,480	183
Pinterest, Inc., Class A (g)	2,131	66
	Shares	Value (000)
PNC Financial Services Group, Inc.	1,540	$271
Pool Corp.	136	43
PPG Industries, Inc.	818	89
PPL Corp.	2,660	96
Principal Financial Group, Inc.	822	69
Procter & Gamble Co.	8,436	1,438
Progressive Corp.	2,018	571
Prologis, Inc. REIT	3,252	364
Prudential Financial, Inc.	1,300	145
PTC, Inc. (g)	434	67
Public Service Enterprise Group, Inc.	1,811	149
Public Storage REIT	550	165
PulteGroup, Inc.	739	76
Pure Storage, Inc., Class A (g)	1,139	50
QUALCOMM, Inc.	4,003	615
Quanta Services, Inc.	519	132
Quest Diagnostics, Inc.	392	66
Raymond James Financial, Inc.	697	97
Realty Income Corp. REIT	3,047	177
Reddit, Inc., Class A (g)	241	25
Regency Centers Corp. REIT	604	45
Regeneron Pharmaceuticals, Inc.	380	241
Regions Financial Corp.	3,544	77
Reliance, Inc.	193	56
Republic Services, Inc.	768	186
ResMed, Inc.	523	117
Revvity, Inc.	436	46
Rivian Automotive, Inc., Class A (g)	2,787	35
Robinhood Markets, Inc., Class A (g)	2,256	94
ROBLOX Corp., Class A (g)	1,715	100
Rockwell Automation, Inc.	408	105
Roku, Inc. (g)	463	33
Rollins, Inc.	1,029	56
Roper Technologies, Inc.	381	225
Ross Stores, Inc.	1,188	152
Royal Caribbean Cruises Ltd.	933	192
Royalty Pharma PLC, Class A	1,356	42
RPM International, Inc.	459	53
RTX Corp.	4,696	622
S&P Global, Inc.	1,120	569
Salesforce, Inc.	3,438	923
Samsara, Inc., Class A (g)	952	36
SBA Communications Corp. REIT	376	83
Schlumberger NV	4,950	207
Seagate Technology Holdings PLC	762	65
SEI Investments Co.	388	30
Sempra	2,343	167
ServiceNow, Inc. (g)	748	596
Sherwin-Williams Co.	850	297
Simon Property Group, Inc. REIT	1,155	192
Skyworks Solutions, Inc.	575	37
Smurfit WestRock PLC	1,861	84
Snap, Inc., Class A (g)	3,830	33

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Snap-on, Inc.	187	$63
Snowflake, Inc., Class A (g)	1,091	159
Solventum Corp. (g)	525	40
Southern Co.	4,002	368
Southwest Airlines Co.	531	18
SS&C Technologies Holdings, Inc.	798	67
Stanley Black & Decker, Inc.	547	42
Starbucks Corp.	4,017	394
State Street Corp.	1,059	95
Steel Dynamics, Inc.	521	65
Steris PLC	352	80
Stryker Corp.	1,224	456
Sun Communities, Inc. REIT	442	57
Super Micro Computer, Inc. (g)	1,840	63
Synchrony Financial	1,409	75
Synopsys, Inc. (g)	549	235
Sysco Corp.	1,762	132
T. Rowe Price Group, Inc.	803	74
Take-Two Interactive Software, Inc. (g)	625	130
Targa Resources Corp.	731	147
Target Corp.	1,677	175
TE Connectivity PLC	1,080	153
Teledyne Technologies, Inc. (g)	167	83
Teleflex, Inc.	2	—	@
Teradyne, Inc.	583	48
Tesla, Inc. (g)	10,398	2,695
Texas Instruments, Inc.	3,261	586
Texas Pacific Land Corp.	70	93
Textron, Inc.	667	48
Thermo Fisher Scientific, Inc.	1,378	686
TJX Cos., Inc.	4,033	491
T-Mobile U.S., Inc.	2,027	541
Toast, Inc., Class A (g)	1,476	49
Tractor Supply Co.	1,890	104
Trade Desk, Inc., Class A (g)	1,602	88
Tradeweb Markets, Inc., Class A	406	60
Trane Technologies PLC	813	274
TransDigm Group, Inc.	197	272
TransUnion	697	58
Travelers Cos., Inc.	795	210
Trimble, Inc. (g)	882	58
Truist Financial Corp.	5,184	213
Twilio, Inc., Class A (g)	526	51
Tyler Technologies, Inc. (g)	149	87
Tyson Foods, Inc., Class A	1,023	65
U.S. Bancorp	6,062	256
Uber Technologies, Inc. (g)	6,817	497
UDR, Inc. REIT	1,092	49
U-Haul Holding Co.	340	20
Ulta Beauty, Inc. (g)	167	61
Union Pacific Corp.	2,145	507
	Shares	Value (000)
United Airlines Holdings, Inc. (g)	302	$21
United Parcel Service, Inc., Class B	2,580	284
United Rentals, Inc.	237	149
United Therapeutics Corp. (g)	151	47
UnitedHealth Group, Inc.	3,241	1,697
Universal Health Services, Inc., Class B	208	39
Valero Energy Corp.	1,120	148
Veeva Systems, Inc., Class A (g)	558	129
Ventas, Inc. REIT	1,455	100
Veralto Corp.	878	86
VeriSign, Inc. (g)	305	77
Verisk Analytics, Inc.	498	148
Verizon Communications, Inc.	16,154	733
Vertex Pharmaceuticals, Inc. (g)	924	448
Vertiv Holdings Co., Class A	1,296	94
Viatris, Inc.	4,318	38
VICI Properties, Inc. REIT	3,686	120
Visa, Inc., Class A	6,146	2,154
Vistra Corp.	1,264	148
Vulcan Materials Co.	474	111
W.R. Berkley Corp.	988	70
Walgreens Boots Alliance, Inc.	2,626	29
Walmart, Inc.	15,916	1,397
Walt Disney Co.	6,464	638
Warner Bros Discovery, Inc. (g)	8,566	92
Waste Connections, Inc.	905	177
Waste Management, Inc.	1,404	325
Waters Corp. (g)	214	79
Watsco, Inc.	126	64
WEC Energy Group, Inc.	1,153	126
Wells Fargo & Co.	12,866	924
Welltower, Inc. REIT	2,135	327
West Pharmaceutical Services, Inc.	261	58
Western Digital Corp. (g)	1,237	50
Westinghouse Air Brake Technologies Corp.	621	113
Westlake Corp.	140	14
Weyerhaeuser Co. REIT	2,571	75
Williams Cos., Inc.	4,274	255
Williams-Sonoma, Inc.	444	70
Willis Towers Watson PLC	355	120
Workday, Inc., Class A (g)	768	179
WP Carey, Inc. REIT	767	48
WW Grainger, Inc.	156	154
Wynn Resorts Ltd.	342	29
Xcel Energy, Inc.	2,101	149
Xylem, Inc.	858	102
Yum! Brands, Inc.	986	155
Zebra Technologies Corp., Class A (g)	184	52
Zillow Group, Inc., Class C (g)	573	39
Zimmer Biomet Holdings, Inc.	702	79
Zoetis, Inc.	1,608	265

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Zoom Communications, Inc., Class A (g)	895	$66
Zscaler, Inc. (g)	353	70
		174,595
Total Common Stocks (Cost $150,763)		253,726
	No. of Rights
Rights (0.0%)‡
Belgium (0.0%)‡
Elia Group SA, expires 4/3/25 (g)	6	—	@
United States (0.0%)‡
Contra Abiomed, Inc., expires 12/22/28 (g)	90	—	@
Total Rights (Cost $—@)		—	@
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Constellation Software, Inc. expires 3/31/40 (g)(h) (Cost $—)	95	—
	Face Amount (000)
Short-Term Investments (16.5%)
U.S. Treasury Securities (3.4%)
U.S. Treasury Bill,
4.28%, 6/12/25 (i)	$9,040	8,964
4.31%, 5/6/25 (i)	9,321	9,283
Total U.S. Treasury Securities (Cost $18,248)		18,247
	Shares
Investment Company (13.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.27% (See Note G) (Cost $69,994)	69,994,486	69,994
Total Short-Term Investments (Cost $88,242)		88,241
Total Investments (103.1%) (Cost $456,086) (j)(k)(l)		549,913
Liabilities in Excess of Other Assets (–3.1%)		(16,370)
Net Assets (100.0%)		$533,543

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@  Value is less than $500.

‡  Amount is less than 0.05%.

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2025. Maturity date disclosed is the ultimate maturity date.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2025.

(f)  When-issued security.

(g)  Non-income producing security.

(h)  At March 31, 2025, the Fund held fair valued securities at $0, representing 0.0% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(i)  Rate shown is the yield to maturity at March 31, 2025.

(j)  The approximate fair value and percentage of net assets, $68,135,000 and 12.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(k)  Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(l)  At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $115,905,000 and the aggregate gross unrealized depreciation is approximately $20,409,000, resulting in net unrealized appreciation of approximately $95,496,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

DAC  Designated Activity Company.

EURIBOR  Euro Interbank Offered Rate.

LSE  London Stock Exchange.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average.

TBA  To Be Announced.

TSX  Toronto Stock Exchange.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2025:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	CAD	460,000		$317,808	4/10/25	$(2)
Australia & New Zealand Banking Group Ltd.		$279,551	AUD	443,034	4/10/25	(3)
Australia & New Zealand Banking Group Ltd.		$2,604,887	EUR	2,382,323	4/10/25	(28)
Bank of America NA	CHF	776,417		$862,223	4/10/25	(16)
Bank of America NA	CNH	7,940,000		$1,100,242	4/10/25	7
Bank of America NA	CNH	3,537,979		$492,668	6/18/25	3
Bank of America NA	JPY	60,780,969		$409,923	4/10/25	4
Bank of America NA	JPY	345,155,600		$2,319,138	4/10/25	16
Bank of America NA	MXN	4,205,606		$200,142	4/10/25	(5)
Bank of America NA	NOK	334,904		$29,792	4/10/25	(2)
Bank of America NA	NOK	375,233		$33,512	4/10/25	(2)
Bank of America NA	SGD	278,577		$204,189	4/10/25	(3)
Bank of America NA		$55,141	AUD	87,595	4/10/25	(— @)
Bank of America NA		$480,616	DKK	3,469,730	4/10/25	23
Bank of America NA		$3,032,257	EUR	2,881,785	1/6/26	132
Bank of America NA		$2,649,904	EUR	2,424,664	4/10/25	(27)
Bank of America NA		$61,306	HUF	24,745,321	4/10/25	5
Bank of America NA		$103,885	ILS	378,394	6/18/25	(2)
Bank of America NA		$795,008	JPY	115,974,944	6/18/25	(15)
Barclays Bank PLC	CNY	11,408,204		$1,594,772	4/10/25	21
Barclays Bank PLC	JPY	60,600,000		$405,115	4/10/25	1
Barclays Bank PLC	KRW	4,526,143,933		$3,144,422	6/18/25	58
Barclays Bank PLC	KRW	207,482,118		$141,312	6/18/25	(— @)
Barclays Bank PLC	MYR	2,295,000		$509,932	4/10/25	(7)
Barclays Bank PLC	NOK	120,067		$11,238	6/18/25	(— @)
Barclays Bank PLC	NZD	3,373		$1,930	6/18/25	— @
Barclays Bank PLC	SEK	2,681,034		$244,067	4/10/25	(23)
Barclays Bank PLC	SGD	74,581		$56,335	6/18/25	1
Barclays Bank PLC	TRY	12,070,112		$225,969	4/6/26	4
Barclays Bank PLC	TRY	18,797,474		$348,780	4/6/26	3
Barclays Bank PLC	TRY	97,859,038		$1,868,038	4/6/26	67
Barclays Bank PLC	TRY	14,942,617		$290,148	4/6/26	15
Barclays Bank PLC		$1,502,577	CNH	10,891,100	4/10/25	(3)
Barclays Bank PLC		$3,148	CZK	72,000	4/10/25	(— @)
Barclays Bank PLC		$3,148	CZK	72,000	4/10/25	(— @)
Barclays Bank PLC		$749,993	EUR	688,995	6/18/25	(2)
Barclays Bank PLC		$1,561,466	EUR	1,421,570	6/18/25	(18)
Barclays Bank PLC		$564,903	EUR	518,282	6/18/25	(2)
Barclays Bank PLC		$36,474	GBP	29,276	4/10/25	1
Barclays Bank PLC		$294,373	GBP	226,959	4/10/25	(1)
Barclays Bank PLC		$132,442	IDR	2,172,849,620	4/10/25	(1)
Barclays Bank PLC		$17,124	ILS	62,380	6/18/25	(— @)
Barclays Bank PLC		$1,976,160	JPY	302,325,254	4/10/25	41
Barclays Bank PLC		$282,871	MXN	5,830,466	6/18/25	(1)
Barclays Bank PLC		$1,826	NZD	3,188	4/10/25	(— @)
Barclays Bank PLC		$2,051,053	TRY	119,022,580	4/6/26	139
BNP Paribas SA	AUD	4,391,442		$2,704,423	4/10/25	(40)
BNP Paribas SA	CNH	1,335,590		$185,987	6/18/25	1
BNP Paribas SA	COP	541,863,484		$130,250	6/18/25	2
BNP Paribas SA	EUR	4,274,561		$4,397,797	4/10/25	(226)
BNP Paribas SA	EUR	531,300		$576,046	6/18/25	(1)
BNP Paribas SA	EUR	5,116,305		$5,557,704	6/18/25	2
BNP Paribas SA	GBP	132,111		$170,529	4/10/25	(— @)
BNP Paribas SA	JPY	827,049,803		$5,531,631	6/18/25	(30)
BNP Paribas SA		$527,995	AUD	839,502	6/18/25	(3)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA		$80,038	CLP	74,030,514	6/18/25	$(2)
BNP Paribas SA		$1,566,981	CNH	11,307,610	4/10/25	(10)
BNP Paribas SA		$145,879	COP	617,942,339	6/18/25	— @
BNP Paribas SA		$94,038	CZK	2,315,000	4/10/25	6
BNP Paribas SA		$356,941	GBP	275,741	6/18/25	(1)
BNP Paribas SA		$173,923	HKD	1,349,235	6/18/25	(— @)
BNP Paribas SA		$2,833,978	IDR	47,185,733,668	6/18/25	5
BNP Paribas SA		$6,314	JPY	921,213	6/18/25	(— @)
BNP Paribas SA		$2,060,230	KRW	3,014,239,394	4/10/25	(12)
BNP Paribas SA		$2,432,630	MXN	50,138,331	6/18/25	(8)
Citibank NA	AUD	393,808		$247,716	6/18/25	2
Citibank NA	CAD	296,357		$207,870	6/18/25	1
Citibank NA	GBP	172,022		$221,936	6/18/25	(— @)
Citibank NA	JPY	151,250,000		$1,028,709	4/10/25	19
Citibank NA	THB	3,404,413		$101,271	6/18/25	— @
Citibank NA		$178,446	CAD	256,893	6/18/25	1
Citibank NA		$18,531	CAD	26,650	4/10/25	(— @)
Citibank NA		$547,791	GBP	423,190	6/18/25	(1)
Citibank NA		$47,873	ILS	174,398	6/18/25	(1)
Citibank NA		$3,026,963	JPY	444,042,113	1/6/26	19
Citibank NA		$3,709,780	JPY	541,203,558	6/18/25	(70)
Credit Agricole CIB	EUR	730,400		$748,309	4/10/25	(42)
Deutsche Bank AG	EUR	1,281,848		$1,409,400	6/18/25	17
Goldman Sachs International	AUD	459,161		$292,178	6/18/25	5
Goldman Sachs International	BRL	477,004		$81,088	6/18/25	(1)
Goldman Sachs International	BRL	3,906,108		$675,801	6/18/25	2
Goldman Sachs International	COP	487,785,000		$110,889	4/10/25	(6)
Goldman Sachs International	CZK	678,774		$29,753	6/18/25	— @
Goldman Sachs International	EUR	157,394		$172,831	1/6/26	— @
Goldman Sachs International	JPY	55,082,141		$369,368	6/18/25	(1)
Goldman Sachs International	JPY	6,688,767		$46,024	1/6/26	— @
Goldman Sachs International	MYR	54,192		$12,282	6/18/25	— @
Goldman Sachs International	NOK	583,174		$54,582	6/18/25	(1)
Goldman Sachs International	NZD	11,239		$6,430	6/18/25	— @
Goldman Sachs International	THB	254,906,942		$7,514,945	1/6/26	(142)
Goldman Sachs International	THB	246,077,768		$7,371,129	1/6/26	(20)
Goldman Sachs International	THB	4,223,855		$125,719	6/18/25	1
Goldman Sachs International	TRY	8,548,423		$156,164	4/6/26	(1)
Goldman Sachs International	TRY	59,201,111		$1,131,520	4/6/26	42
Goldman Sachs International	TRY	320,395,129		$6,397,666	4/6/26	502
Goldman Sachs International	TRY	193,079,221		$3,237,954	1/25/27	443
Goldman Sachs International	TRY	186,538,999		$3,072,118	1/25/27	372
Goldman Sachs International		$603,006	BRL	3,508,204	6/18/25	2
Goldman Sachs International		$483,892	CAD	692,903	6/18/25	(1)
Goldman Sachs International		$1,499,933	EUR	1,381,370	6/18/25	— @
Goldman Sachs International		$1,193,339	MXN	24,598,597	6/18/25	(4)
Goldman Sachs International		$115,951	NOK	1,324,798	4/10/25	10
Goldman Sachs International		$108,526	PEN	411,443	4/10/25	3
Goldman Sachs International		$129,747	RON	631,531	4/10/25	7
Goldman Sachs International		$38,049	SEK	379,335	6/18/25	(— @)
Goldman Sachs International		$44,879	THB	1,501,217	1/6/26	— @
Goldman Sachs International		$2,182,534	TRY	125,604,824	4/6/26	129
Goldman Sachs International		$2,125,693	TRY	115,743,984	4/6/26	4
Goldman Sachs International		$2,488,780	TRY	138,500,580	4/6/26	60
Goldman Sachs International		$580,987	TRY	32,941,937	4/6/26	25
Goldman Sachs International		$6,276,756	TRY	379,618,220	1/25/27	(782)
HSBC Bank PLC	CZK	72,000		$3,149	4/10/25	— @
JPMorgan Chase Bank NA	CHF	224,528		$258,833	6/18/25	3
JPMorgan Chase Bank NA	MXN	16,821,596		$836,140	4/10/25	15
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	MXN	137,172,535		$6,643,184	6/18/25	$8
JPMorgan Chase Bank NA	NOK	446,572		$41,793	6/18/25	(1)
JPMorgan Chase Bank NA	NZD	247,911		$141,837	6/18/25	1
JPMorgan Chase Bank NA	PLN	719,830		$185,410	6/18/25	—	@
JPMorgan Chase Bank NA	SGD	211,017		$159,393	6/18/25	2
JPMorgan Chase Bank NA	TWD	659,775		$20,188	6/18/25	—	@
JPMorgan Chase Bank NA		$226,731	AUD	360,503	6/18/25	(1)
JPMorgan Chase Bank NA		$36,031	AUD	57,434	4/10/25	(—	@)
JPMorgan Chase Bank NA		$542,984	AUD	869,057	6/18/25	—	@
JPMorgan Chase Bank NA		$94,783	CLP	96,240,000	4/10/25	7
JPMorgan Chase Bank NA		$2,731,392	CNY	19,786,204	4/10/25	(1)
JPMorgan Chase Bank NA		$86,118	DKK	584,395	6/18/25	(1)
JPMorgan Chase Bank NA		$4,863,976	EUR	4,428,168	6/18/25	(55)
JPMorgan Chase Bank NA		$437,257	GBP	338,753	6/18/25	—	@
JPMorgan Chase Bank NA		$17,494	ILS	63,747	6/18/25	(—	@)
JPMorgan Chase Bank NA		$1,632,773	MXN	33,655,019	6/18/25	(5)
JPMorgan Chase Bank NA		$158,131	PLN	608,582	4/10/25	(1)
JPMorgan Chase Bank NA		$150,946	PLN	582,586	6/18/25	(1)
JPMorgan Chase Bank NA		$8,479	SGD	11,418	4/10/25	—	@
JPMorgan Chase Bank NA		$209,956	ZAR	3,878,378	6/18/25	—	@
JPMorgan Chase Bank NA	ZAR	4,876,647		$265,920	6/18/25	2
Royal Bank of Canada	DKK	3,891,659		$537,377	4/10/25	(27)
Royal Bank of Canada	EUR	2,100,000		$2,293,698	4/10/25	22
Royal Bank of Canada	GBP	470,000		$607,472	4/10/25	—	@
Royal Bank of Canada		$379,074	CAD	544,667	4/10/25	(—	@)
Royal Bank of Canada		$266,692	CAD	382,951	4/10/25	(—	@)
Royal Bank of Canada		$1,158,027	CNH	8,370,000	4/10/25	(5)
Royal Bank of Canada		$573,221	JPY	84,830,245	4/10/25	(7)
Royal Bank of Canada		$128,718	PLN	535,291	4/10/25	9
Standard Chartered Bank	AUD	370,000		$232,191	4/10/25	1
Standard Chartered Bank	NZD	13,200		$7,552	6/18/25	—	@
Standard Chartered Bank		$989,489	CHF	900,097	4/10/25	29
Standard Chartered Bank		$646,385	SEK	7,211,988	4/10/25	71
State Street Bank and Trust Co.		$1,789	SEK	17,834	6/18/25	(—	@)
UBS AG	AUD	462,734		$289,209	4/10/25	—	@
UBS AG	CNY	8,378,000		$1,156,863	4/10/25	1
UBS AG	GBP	357,765		$435,254	4/10/25	(27)
UBS AG	IDR	283,917,275		$17,313	6/18/25	—	@
UBS AG	INR	19,053,929		$217,444	6/18/25	(4)
UBS AG	INR	25,384,506		$295,169	6/18/25	(—	@)
UBS AG	THB	7,979,259		$230,177	4/10/25	(5)
UBS AG	TRY	457,638		$11,532	6/18/25	1
UBS AG		$280,698	CAD	404,111	6/18/25	1
UBS AG		$22,549	CHF	19,626	6/18/25	(—	@)
UBS AG		$43,311	CHF	38,052	4/10/25	(—	@)
UBS AG		$461,651	CHF	404,592	6/18/25	(—	@)
UBS AG		$4,176,622	CNY	29,869,109	6/18/25	(14)
UBS AG		$3,809,230	EUR	3,468,218	6/18/25	(43)
UBS AG		$1,008,550	EUR	924,184	6/18/25	(5)
UBS AG		$12,862	HUF	4,751,041	6/18/25	(—	@)
UBS AG		$4,387,114	INR	384,429,648	6/18/25	86
UBS AG		$9,713,419	JPY	1,516,886,405	4/10/25	409
UBS AG		$8,114,596	JPY	1,183,784,900	6/18/25	(154)
UBS AG		$644,889	JPY	95,827,497	6/18/25	(—	@)
UBS AG		$1,168,737	MXN	24,089,517	6/18/25	(4)
UBS AG		$159,826	NZD	284,919	4/10/25	2
						$963

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2025:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Eurex MSCI Indonesia Index (United States)	202	Jun-25		$2	$2,817	$(49)
FTSE 100 Index (United Kingdom)	11	Jun-25	GBP	— @	1,221	3
German Euro-Bobl Index (Germany)	67	Jun-25	EUR	6,700	8,533	(48)
German Euro-Schatz Index (Germany)	61	Jun-25	EUR	6,100	7,055	(4)
ICE Brent Crude Oil Index (United States)	21	Oct-25		$21	1,494	(55)
IFSC NIFTY 50 Index (United States)	90	Apr-25		— @	4,206	(96)
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	34	Jun-25	KRW	3,400,000	2,755	13
Long Gilt Index (United Kingdom)	3	Jun-25	GBP	300	355	(3)
Montreal Exchange 10 Year Canadian Bond Index (Canada)	2	Jun-25	CAD	200	172	1
Nikkei 225 Index (Japan)	18	Jun-25	JPY	9	2,163	(32)
S&P/TSX 60 Index (Canada)	5	Jun-25	CAD	1	1,041	12
SFE S&P ASX Share Price Index (Australia)	5	Jun-25	AUD	— @	615	4
SGX MSCI Singapore Index (Singapore)	1	Apr-25	SGD	— @	29	(— @)
U.S. Treasury 2 yr. Note (United States)	14	Jun-25		$2,800	2,900	16
U.S. Treasury 5 yr. Note (United States)	64	Jun-25		6,400	6,922	92
U.S. Treasury 10 yr. Note (United States)	28	Jun-25		2,800	3,114	48
U.S. Treasury Long Bond (United States)	22	Jun-25		2,200	2,580	53
U.S. Treasury Ultra Long Bond (United States)	11	Jun-25		1,100	1,345	(24)
Short:
Euro Stoxx 50 Index (Germany)	62	Jun-25	EUR	(1)	(3,479)	87
Euro-BTP Italian Bond Index (Germany)	6	Jun-25		(600)	(762)	(8)
French Government Bond Index (Germany)	11	Jun-25		(1,100)	(1,459)	32
German Euro-Bund Index (Germany)	54	Jun-25		(5,400)	(7,522)	107
KFE KOSPI 200 Index (Korea, Republic of)	44	Jun-25	KRW	(11,000)	(2,494)	95
MSCI Emerging Market Index (United States)	105	Jun-25		$(5)	(5,832)	136
S&P 500 E Mini Index (United States)	64	Jun-25		(3)	(18,090)	(80)
SFE 10 yr. Australian Bond Index (Australia)	34	Jun-25	AUD	(3,400)	(2,393)	(15)
TSE TOPIX Index (Japan)	20	Jun-25	JPY	(200)	(3,550)	21
U.S. Treasury 10 yr. Note (United States)	6	Jun-25		$(600)	(667)	1
U.S. Treasury 10 yr. Ultra Note (United States)	39	Jun-25		(3,900)	(4,451)	(15)
						$292

Centrally Cleared Interest Rate Swap Agreements:

The Fund had the following centrally cleared interest rate swap agreements open at March 31, 2025:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	BRL-CDI	Pay	14.99%	Maturity/ Maturity	1/3/28	BRL	80,788	$78	$70	$8
Morgan Stanley & Co. LLC	SOFR	Receive	3.76	Annual/ Annual	3/12/30	USD	15,014	(56)	—	(56)
Morgan Stanley & Co. LLC	THOR	Pay	1.75	Quarterly/ Quarterly	3/12/30	THB	711,121	219	—	219
Morgan Stanley & Co. LLC	THOR	Pay	1.89	Quarterly/ Quarterly	2/14/30		366,604	185	—	185
Morgan Stanley & Co. LLC	THOR	Pay	1.89	Quarterly/ Quarterly	2/14/30		366,604	183	—	183
Morgan Stanley & Co. LLC	TONAR	Receive	4.05	Annual/ Annual	2/13/30	USD	2,163	(35)	—	(35)
Morgan Stanley & Co. LLC	TONAR	Receive	2.02	Annual/ Annual	3/12/55	JPY	32,543	(3)	—	(3)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Centrally Cleared Interest Rate Swap Agreements: (cont'd)

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC	TONAR	Receive	1.89%	Annual/ Annual	1/8/55	JPY	35,812	$3	$—	$3
Morgan Stanley & Co. LLC	TONAR	Receive	1.83	Annual/ Annual	1/30/55		10,893	2	—	2
Morgan Stanley & Co. LLC	TONAR	Receive	1.83	Annual/ Annual	1/30/55		10,877	2	—	2
Morgan Stanley & Co. LLC	TONAR	Receive	1.80	Annual/ Annual	1/31/55		21,803	5	—	5
Morgan Stanley & Co. LLC	TONAR	Receive	1.74	Annual/ Annual	11/12/54		64,696	19	—	19
								$602	$70	$532

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2025:

Swap Counterparty	Index	Pay/Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.02%	Quarterly	11/11/25	JPY	633,610	$126	$—	$126
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.05%	Quarterly	11/11/25		389,677	77	—	77
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.20%	Quarterly	11/11/25		208,012	41	—	41
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.20%	Quarterly	11/11/25		208,760	41	—	41
Barclays Bank PLC	Barclays Japan REITs Index††	Pay	TONAR + 0.00%	Quarterly	11/11/25		266,854	56	—	56
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.56%	Quarterly	5/29/25		$10,204	481	—	481
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.56%	Quarterly	5/29/25		539	25	—	25
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.45%	Quarterly	5/29/25		6,196	291	—	291
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.45%	Quarterly	5/29/25		105	5	—	5
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.45%	Quarterly	5/29/25		161	8	—	8
Barclays Bank PLC	MSCI Emerging Markets ex China Gross Return USD Index	Receive	SOFR + 0.00%	Quarterly	5/29/25		211	3	—	3
Barclays Bank PLC	S&P Small Cap 600 Total Return Index	Pay	SOFR + 0.55%	Quarterly	7/21/25		2,501	(301)	—	(301)
Barclays Bank PLC	S&P Small Cap 600 Total Return Index	Pay	SOFR + 0.55%	Quarterly	7/21/25		4,640	(562)	—	(562)
BNP Paribas SA	BNP EM Value Index††	Pay	SOFR + 0.60%	Quarterly	5/22/25		12,516	(98)	—	(98)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP EMU Anti-Value + Quality Index††	Receive	ESTR + 0.00%	Quarterly	9/18/25	EUR	5,737	$289	$—	$289
BNP Paribas SA	BNP EMU Anti-Value Index††	Receive	ESTR - 0.02%	Quarterly	9/18/25		7,274	309	—	309
BNP Paribas SA	BNP EMU Domestic Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25		6,880	(147)	—	(147)
BNP Paribas SA	BNP EMU Domestic Index††	Pay	ESTR + 0.05%	Quarterly	12/15/25		2,793	(60)	—	(60)
BNP Paribas SA	BNP EMU Value + Quality Index††	Pay	ESTR + 0.00%	Quarterly	9/18/25		5,888	(224)	—	(224)
BNP Paribas SA	BNP EMU Value Index††	Pay	ESTR - 0.37%	Quarterly	9/18/25		7,438	(263)	—	(263)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		$653	(5)	—	(5)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		655	(5)	—	(5)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		653	(5)	—	(5)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		1,546	(11)	—	(11)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		1,540	(11)	—	(11)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		1,545	(11)	—	(11)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.85%	Quarterly	12/12/25		302	(2)	—	(2)
BNP Paribas SA	BNP U.S. Domestics Index††	Receive	SOFR + 0.00%	Quarterly	12/12/25		3,504	(27)	—	(27)
BNP Paribas SA	MSCI AU Banks Index	Receive	BBSW + 0.27%	Quarterly	2/27/26	AUD	4,146	51	—	51
BNP Paribas SA	MSCI Japan Net Total Return USD Index	Pay	SOFR + 0.36%	Quarterly	2/10/26		$15,504	(331)	—	(331)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.38%	Quarterly	1/28/26		31,600	205	—	205
JPMorgan Chase Bank NA	JPM AI Capex Index	Receive	SOFR + 0.80%	Quarterly	2/26/26		5,048	605	—	605
JPMorgan Chase Bank NA	JPM EM Anti-Value Index††	Receive	SOFR + 1.55%	Quarterly	2/26/26		7,839	324	—	324
JPMorgan Chase Bank NA	JPM EM Value Index††	Pay	SOFR + 0.66%	Quarterly	2/25/26		7,852	(173)	—	(173)
JPMorgan Chase Bank NA	JPM Japan Growth Index	Receive	SOFR + 0.00%	Quarterly	3/9/26		4,207	139	—	139
JPMorgan Chase Bank NA	JPM Japan Value Index	Pay	SOFR + 0.00%	Quarterly	3/9/26		4,192	(101)	—	(101)
JPMorgan Chase Bank NA	JPM Korea Value Index	Pay	SOFR + 0.74%	Quarterly	2/26/26		2,629	(179)	—	(179)
JPMorgan Chase Bank NA	JPM U.S. Anti-Value Index	Receive	SOFR + 0.60%	Quarterly	3/23/26		3,361	45	—	45
JPMorgan Chase Bank NA	JPM U.S. Value Index	Pay	SOFR + 0.60%	Quarterly	3/23/26		3,360	(78)	—	(78)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	S&P 500 Equal Weight Index	Pay	SOFR + 0.77%	Quarterly	2/26/26	$5,047	$(189)	$—	$(189)
UBS AG	MSCI Emerging Markets ex China Index	Pay	SOFR + 0.00%	Quarterly	3/26/26	2,748	(78)	—	(78)
UBS AG	MSCI USA Index	Pay	SOFR + 0.75%	Quarterly	9/23/25	33,171	(378)	—	(378)
							$(118)	$—	$(118)

††  See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket individual holdings underlying the total return swap with Barclays Japan REITs Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
Barclays Japan REITs Index
Activia Properties, Inc.	356	$807	0.15%
Daiwa House Reit Investment	1,037	1,637	0.31
Daiwa Office Investment Corp.	431	848	0.16
Fukuoka Reit Corp.	398	393	0.07
Global One Reit, Inc.	451	343	0.06
Hankyu Hanshin Reit, Inc.	312	310	0.06
Heiwa Real Estate Reit, Inc.	535	451	0.08
Honeys Holdings Co. Ltd.	12,600	138	0.03
Hulic Reit, Inc.	643	614	0.12
Ichigo Office Reit Investment, Inc.	696	394	0.07
Japan Excellent, Inc.	591	503	0.09
Japan Metropolitan Fund Investment, Inc.	3,236	2,065	0.39
Japan Prime Realty Investmentment, Inc.	451	1,022	0.19
Japan Real Estate Investment	3,215	2,300	0.43
Kdx Realty Investment Corp.	1,817	1,791	0.34
Mirai Corp.	865	245	0.05
Mori Hills Reit Investment Corp.	866	774	0.15
Mori Trust Reit, Inc.	1,599	664	0.12
Nippon Building Fund, Inc.	3,938	3,345	0.63
Nippon Reit Investment Corp.	804	444	0.08
Nomura Real Estate Master Fund, Inc.	2,102	1,997	0.37
Ntt Ud Reit Investment Corp.	662	586	0.11
One Reit, Inc.	123	200	0.04
Orix Jreit, Inc.	1,242	1,459	0.27
Sekisui House Reit, Inc.	1,961	1,042	0.20
Star Asia Investment Corp.	1,212	436	0.08
Takara Leben Real Estate Investment Corp.	412	236	0.04
Tokyu Reit, Inc.	441	511	0.10
Tosei Reit Investment Corp.	170	148	0.03
United Urban Investment Corp.	1,393	1,380	0.26
Xymax Reit Investment Corp.	112	84	0.02

The following table represents the equity basket top 50 holdings underlying the total return swap with BNP EM Value Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EM Value Index
Akbank T.A.S.	4,194	$6	0.00	%‡
Ambev SA	8,205	19	0.00	‡
Astra International Tbk. PT	23,889	7	0.00	‡
Banco Do Brasil SA	2,259	11	0.00	‡
Bancolombia SA — Pref	600	6	0.00	‡
Bank Mandiri Persero Tbk. PT	50,149	16	0.00	‡
Bank Pekao SA	242	11	0.00	‡
Cemex SAB	12,940	7	0.00	‡
Chailease Holding Co. Ltd.	2,046	7	0.00	‡
Cia Saneamento Basico do Estado de Sao Paulo	594	11	0.00	‡
Compal Electronics	7,640	7	0.00	‡
Dubai Islamic Bank	5,863	11	0.00	‡
Emaar Properties PJSC	3,515	13	0.00	‡
Emirates NBD PJSC	2,661	15	0.00	‡
Eurobank Ergasias Services and Holdings SA	3,239	9	0.00	‡
Evergreen Marine Corp. Ltd.	1,338	9	0.00	‡
Gruma SAB — Class B	314	6	0.00	‡
Grupo Financiero Banorte	3,477	24	0.00	‡
Grupo Mexico SAB de CV — Ser B	2,618	13	0.00	‡
Harmony Gold Mining Co. Ltd.	480	7	0.00	‡
Hellenic Telecommun Organization	361	6	0.00	‡
Hon Hai Precision Industry	5,153	23	0.00	‡
Hyundai Mobis Co. Ltd.	59	10	0.00	‡
Itau Unibanco Holding SA — Pref	7,022	39	0.01
Itausa SA	7,679	13	0.00	‡
Kia Corp.	231	14	0.00	‡
LG Innotek Co. Ltd.	70	8	0.00	‡
Mobile Telecommunications Co.	4,534	7	0.00	‡
Mouwasat Medical Services Co.	322	6	0.00	‡
National Bank of Greece	1,094	11	0.00	‡
Nedbank Group Ltd.	605	8	0.00	‡
OTP Bank PLC	295	20	0.00	‡
Pegatron Corp.	3,150	8	0.00	‡
Petroleo Brasileiro SA — Pref	5,301	34	0.01

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EM Value Index (cont'd)
Quanta Computer, Inc.	1,712	$12	0.00	%‡
Realtek Semiconductor Corp.	583	9	0.00	‡
Richter Gedeon Nyrt	429	12	0.00	‡
Samsung C&T Corp.	110	9	0.00	‡
Samsung Electronics — Pref	796	25	0.00	‡
Samsung Electronics Co. Ltd.	4,693	184	0.03
Samsung Fire & Marine Insurance	41	10	0.00	‡
Samsung SDS Co. Ltd.	100	8	0.00	‡
SK Hynix, Inc.	220	28	0.01
Standard Bank Group Ltd.	1,741	23	0.00	‡
Taiwan Semiconductor Manufacturing Co. Ltd.	1,080	30	0.01
Telefonica Brasil SA	920	8	0.00	‡
Telkom Indonesia Persero Tbk. PT	110,069	16	0.00	‡
Tim SA	1,910	6	0.00	‡
Vale SA	3,156	31	0.01
Zhen Ding Technology Holding Ltd.	2,274	7	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Anti-Value + Quality Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti-Value + Quality Index
Accor SA	500	$21	0.00	%‡
Adidas AG	100	22	0.00	‡
ADP	233	22	0.00	‡
Adyen NV	14	20	0.00	‡
Air Liquide SA	132	23	0.00	‡
Airbus SE	138	22	0.00	‡
Alstom SA	1,028	21	0.00	‡
Anheuser-Busch Inbev SA	413	23	0.00	‡
Argenx SE	40	22	0.00	‡
BE Semiconductor Industries NV	224	21	0.00	‡
Bollore SE	4,095	22	0.00	‡
Cellnex Telecom SA	714	23	0.00	‡
Commerzbank AG	1,047	22	0.00	‡
Credit Agricole SA	1,473	25	0.00	‡
Davide Campari-Milano NV	3,806	21	0.00	‡
Delivery Hero SE	823	18	0.00	‡
Edenred	733	22	0.00	‡
EDP Renovaveis SA	2,911	22	0.00	‡
Essilorluxottica	85	23	0.00	‡
Eurazeo SE	317	22	0.00	‡
Euronext NV	192	26	0.00	‡
Ferrovial SE	567	23	0.00	‡
Gecina SA	277	24	0.00	‡
Getlink SE	1,519	24	0.00	‡
Groupe Bruxelles Lambert NV	344	24	0.00	‡
Infineon Technologies AG	667	20	0.00	‡
Kering	92	18	0.00	‡
Kerry Group PLC — Class A	241	23	0.00	‡
MTU Aero Engines AG	68	22	0.00	‡
Neste OYJ	2,682	23	0.00	‡
Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti-Value + Quality Index (cont'd)
NN Group NV	502	$26	0.00	%‡
Pernod Ricard SA	229	21	0.00	‡
Prosus NV	551	23	0.00	‡
Redeia Corp SA	1,399	26	0.00	‡
Safran SA	91	22	0.00	‡
Sartorius AG	102	22	0.00	‡
Sartorius Stedim Biotech	122	22	0.00	‡
Scout24 SE	237	23	0.00	‡
Siemens Energy AG	431	23	0.00	‡
Snam SpA	5,310	25	0.00	‡
Sofina SA	95	22	0.00	‡
Stora Enso OYJ — Class R	2,287	20	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Anti-Value Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti-Value Index
Adidas AG	111	$24	0.00	%‡
Adyen NV	14	20	0.00	‡
Air Liquide SA	132	23	0.00	‡
Argenx SE	40	22	0.00	‡
BE Semiconductor Industries NV	224	21	0.00	‡
Beiersdorf AG	174	21	0.00	‡
CTS Eventim AG & Co. KGaA	224	21	0.00	‡
Davide Campari-Milano NV	3,806	21	0.00	‡
Delivery Hero SE	914	20	0.00	‡
Deutsche Boerse AG	93	25	0.00	‡
Edenred	728	22	0.00	‡
EDP Renovaveis SA	2,911	22	0.00	‡
EssilorLuxottica	85	23	0.00	‡
Eurazeo SE	315	21	0.00	‡
Euronext NV	191	26	0.00	‡
Ferrari NV	31	12	0.00	‡
Ferrovial SE	567	23	0.00	‡
Finecobank SpA	1,339	24	0.00	‡
Gecina SA	277	24	0.00	‡
Hannover Rueck SE	89	24	0.00	‡
Hermes International	10	24	0.00	‡
Inpost SA	1,434	19	0.00	‡
L'Oreal	65	22	0.00	‡
Lotus Bakeries	3	23	0.00	‡
MTU Aero Engines AG	68	22	0.00	‡
Muenchener Rueckver AG — Reg	42	25	0.00	‡
Nemetschek SE	205	22	0.00	‡
Neste OYJ	2,682	23	0.00	‡
Prosus NV	613	26	0.00	‡
Rational AG	27	21	0.00	‡
Redeia Corp SA	1,399	26	0.00	‡
Rheinmetall AG	20	26	0.00	‡
Safran SA	91	22	0.00	‡
Sampo OYJ — Class A	2,779	25	0.00	‡
Sartorius AG	102	22	0.00	‡
Sartorius Stedim Biotech	122	22	0.00	‡
Scout24 SE	237	23	0.00	‡
Siemens Energy AG	431	23	0.00	‡
Symrise AG	252	24	0.00	‡

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Anti-Value Index (cont'd)
Terna-Rete Elettrica Naziona	3,076	$26	0.00	%‡
Universal Music Group NV	922	23	0.00	‡
Wolters Kluwer NV	165	24	0.00	‡

The following table represents the equity basket individual holdings underlying the total return swap with BNP EMU Domestic Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Domestic Index
ADP	212	$20	0.00	%‡
Aena SME SA	205	44	0.01
Basic-Fit NV	885	17	0.00	‡
Bechtle AG	707	24	0.00	‡
Bouygues SA	927	34	0.01
Canal SA	3,237	7	0.00	‡
Capgemini SE	346	48	0.01
Compagnie De Saint Gobain	928	85	0.02
Deutsche Lufthansa — Reg	3,770	25	0.00	‡
D'Ieteren Group	149	24	0.00	‡
Eiffage	324	35	0.01
FDJ United	646	19	0.00	‡
Fraport Ag Frankfurt Airport	411	24	0.00	‡
Getlink SE	1,623	26	0.00	‡
Havas NV	3,176	4	0.00	‡
Indra Sistemas SA	1,192	32	0.01
Industria de Diseno Textil SA	2,028	93	0.02
Iveco Group NV	2,167	33	0.01
Kingspan Group PLC	521	39	0.01
Louis Hachette Group	3,234	4	0.00	‡
Prosiebensat.1 Media SE	3,570	21	0.00	‡
Randstad NV	636	24	0.00	‡
Rheinmetall AG	24	32	0.01
Scout24 SE	329	32	0.01
Smurfit Westrock PLC	1,155	48	0.01
Stora Enso OYJ — Class R	2,767	24	0.00	‡
Vinci SA	954	111	0.02
Vivendi SE	3,176	9	0.00	‡
Zalando SE	866	28	0.01

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Value + Quality Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Value + Quality Index
Agea SA	447	$25	0.00	%‡
AIB Group PLC	3,401	20	0.00	‡
Arkema	299	21	0.00	‡
Banco Bilbao Vizcaya Argentaria SA	1,854	23	0.00	‡
Banco Santander SA	3,865	24	0.00	‡
Bank Of Ireland Group PLC	2,044	22	0.00	‡
Bayer AG — Reg	972	21	0.00	‡
Capgemini SE	158	22	0.00	‡
Carrefour SA	1,870	25	0.00	‡
Compagnie De Saint Gobain	237	22	0.00	‡
Continental AG	372	24	0.00	‡
Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Value + Quality Index (cont'd)
Covivio	468	$24	0.00	%‡
DHL Group	614	24	0.00	‡
E.ON SE	1,953	27	0.01
Eiffage	230	25	0.00	‡
Enel SpA	3,546	27	0.00	‡
Engie SA	1,409	25	0.00	‡
Erste Group Bank AG	361	23	0.00	‡
Fresenius Medical Care AG	543	25	0.00	‡
Heidelberg Materials AG	143	23	0.00	‡
Henkel AG & Co. KGaA	311	21	0.00	‡
Henkel AG & Co. KGaA — Pref	278	20	0.00	‡
Ipsen	215	23	0.00	‡
Knorr-Bremse AG	260	22	0.00	‡
Koninklijke Ahold Delhaize NV	705	24	0.00	‡
Koninklijke KPN NV	6,601	26	0.00	‡
Mercedes-Benz Group AG	409	22	0.00	‡
Merck KGaA	174	22	0.00	‡
Michelin	724	23	0.00	‡
Nokia OYJ	5,027	24	0.00	‡
Nordea Bank Abp	1,856	22	0.00	‡
Orange SA	2,067	25	0.00	‡
Publicis Groupe SA	260	23	0.00	‡
Randstad NV	586	22	0.00	‡
Renault SA	496	23	0.00	‡
Rexel SA	901	22	0.00	‡
Stellantis NV	1,854	19	0.00	‡
Teleperformance	238	22	0.00	‡
Tenaris SA	1,413	26	0.00	‡
Unicredit SpA	445	23	0.00	‡
Unipol Assicurazioni SpA	1,652	24	0.00	‡
Vinci SA	203	24	0.00	‡

The following table represents the equity basket holdings underlying the total return swap with BNP EMU Value Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Value Index
ABN Amro Bank NV — CVA	1,282	$25	0.00	%‡
Acciona SA	203	24	0.00	‡
Aercap Holdings NV	251	24	0.00	‡
ArcelorMittal SA	789	21	0.00	‡
Arkema	299	21	0.00	‡
Banco Santander SA	3,865	24	0.00	‡
Bank Of Ireland Group PLC	2,044	22	0.00	‡
Bayer AG — Reg	972	21	0.00	‡
Bayerische Motoren Werke AG	294	22	0.00	‡
Bayerische Motoren Werke AG (Preference)	316	22	0.00	‡
BNP Paribas	319	25	0.00	‡
Bouygues SA	683	25	0.00	‡
Bper Banca SpA	3,214	23	0.00	‡
Carrefour SA	1,870	25	0.00	‡
Covivio	468	24	0.00	‡
Credit Agricole SA	1,463	25	0.00	‡
Daimler Truck Holding AG	561	21	0.00	‡
Deutsche Bank AG — Registered	1,095	24	0.00	‡

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP EMU Value Index (cont'd)
Deutsche Lufthansa — Reg	3,314	$22	0.00	%‡
DHL Group	614	24	0.00	‡
Eiffage	230	25	0.00	‡
Enel SpA	3,546	27	0.00	‡
Engie SA	1,409	25	0.00	‡
Fresenius Medical Care AG	543	25	0.00	‡
Fresenius SE & Co. KGaA	587	23	0.00	‡
Henkel AG & Co. KGaA	311	21	0.00	‡
ING Groep NV	1,332	24	0.00	‡
Ipsen	215	23	0.00	‡
JDE Peet's NV	1,305	26	0.00	‡
Koninklijke Ahold Delhaize NV	705	24	0.00	‡
Nokia OYJ	5,027	24	0.00	‡
Orange SA	2,067	25	0.00	‡
Publicis Groupe SA	260	23	0.00	‡
Renault SA	499	23	0.00	‡
Repsol SA	2,008	25	0.00	‡
Rexel SA	901	22	0.00	‡
Societe Generale SA	588	24	0.00	‡
Stellantis NV	1,803	19	0.00	‡
Stmicroelectronics NV	1,036	21	0.00	‡
Telefonica SA	5,790	25	0.00	‡
Teleperformance	238	22	0.00	‡
Volkswagen AG — Pref	233	22	0.00	‡

The following table represents the equity basket top 50 individual holdings underlying the total return swap with BNP U.S. Domestics Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
BNP U.S. Domestics Index
Arista Networks, Inc.	232	$18	0.00	%‡
Automatic Data Processing	88	27	0.01
Autozone, Inc.	4	14	0.00	‡
Broadridge Financial Solutions	25	6	0.00	‡
Charter Communications, Inc. — Class A	20	7	0.00	‡
Cintas Corp.	79	16	0.00	‡
Cognizant Tech Solutions — Class A	108	8	0.00	‡
Comcast Corp. — Class A	838	31	0.01
Copart, Inc.	188	11	0.00	‡
Crowdstrike Holdings, Inc. — Class A	50	18	0.00	‡
CSX Corp.	421	12	0.00	‡
Darden Restaurants, Inc.	25	5	0.00	‡
Datadog, Inc. — Class A	61	6	0.00	‡
Doordash, Inc. — Class A	67	12	0.00	‡
DR Horton, Inc.	64	8	0.00	‡
Equifax, Inc.	27	7	0.00	‡
Fair Isaac Corp.	5	10	0.00	‡
Fastenal Co.	124	10	0.00	‡
Fedex Corp.	50	12	0.00	‡
Hilton Worldwide Holdings, Inc.	53	12	0.00	‡
Home Depot, Inc.	215	79	0.01
Lennar Corp. — Class A	52	6	0.00	‡
Lowe's Cos, Inc.	123	29	0.01
Security Description	Shares	Value (000)	Percentage of Net Assets
BNP U.S. Domestics Index (cont'd)
Lululemon Athletica, Inc.	24	$7	0.00	%‡
Marriott International — Class A	52	12	0.00	‡
Martin Marietta Materials	13	6	0.00	‡
Norfolk Southern Corp.	49	12	0.00	‡
Old Dominion Freight Line	42	7	0.00	‡
O'Reilly Automotive, Inc.	13	18	0.00	‡
Quanta Services, Inc.	32	8	0.00	‡
Republic Services, Inc.	48	12	0.00	‡
Roper Technologies, Inc.	23	14	0.00	‡
Ross Stores, Inc.	72	9	0.00	‡
Sherwin-Williams Co.	52	18	0.00	‡
Snowflake, Inc. — Class A	65	10	0.00	‡
Starbucks Corp.	246	24	0.00	‡
TJX Companies, Inc.	245	30	0.01
Tractor Supply Company	117	6	0.00	‡
Trane Technologies PLC	49	17	0.00	‡
Tyler Technologies, Inc.	9	5	0.00	‡
Union Pacific Corp.	132	31	0.01
United Parcel Service — Class B	159	17	0.00	‡
United Rentals, Inc.	14	9	0.00	‡
Verisk Analytics, Inc.	31	9	0.00	‡
Vulcan Materials Co.	29	7	0.00	‡
Walt Disney Co.	393	39	0.01
Waste Connections, Inc.	56	11	0.00	‡
Waste Management, Inc.	87	20	0.00	‡
Workday, Inc. — Class A	46	11	0.00	‡
WW Grainger, Inc.	10	9	0.00	‡

The following table represents the equity basket top 50 individual holdings underlying the total return swap with JPM EM Anti-Value Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM EM Anti-Value Index
Al Rayan Bank	1,991,725	$1,229	0.23%
Allegro.Eu SA	180,128	1,454	0.27
Almarai Co.	123,590	1,832	0.34
Bank Al-Jazira	269,520	1,256	0.24
Boubyan Bank K.S.C	601,885	1,339	0.25
Capitec Bank Holdings Ltd.	7,751	1,309	0.25
Catcher Technology Co. Ltd.	207,838	1,312	0.25
CD Projekt SA	28,627	1,566	0.29
Chang Hwa Commercial Bank	2,368,243	1,266	0.24
China Steel Corp.	1,853,868	1,251	0.23
Cia Siderurgica Nacional SA	879,807	1,456	0.27
Companhia Paranaense — Pref B	734,725	1,336	0.25
Cosan SA	1,060,635	1,370	0.26
CP Axtra PCL	2,280,404	1,745	0.33
Dino Polska SA	15,796	1,842	0.35
Discovery Ltd.	114,866	1,248	0.23
Dukhan Bank	1,315,575	1,275	0.24
E.Sun Financial Holding Co.	1,446,613	1,253	0.23
Embraer SA	126,024	1,448	0.27
Equatorial Energia SA	244,398	1,366	0.26
Falabella SA	340,934	1,419	0.27
First Financial Holding Co.	1,545,894	1,260	0.24

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM EM Anti-Value Index (cont'd)
Gulf Bank	1,172,936	$1,354	0.25%
Gulf Energy Development	855,490	1,252	0.23
Hotai Motor Company Ltd.	71,542	1,297	0.24
Hua Nan Financial Holdings	1,546,194	1,295	0.24
Industries Qatar	353,719	1,251	0.23
Innolux Corp.	2,843,617	1,293	0.24
Inter & Co., Inc. — Class A	251,250	1,377	0.26
JBS SA	352,422	2,531	0.47
Kuwait Finance House	499,710	1,288	0.24
Mega Financial Holding Co. Ltd.	1,084,358	1,303	0.24
Minor International PCL	1,569,133	1,212	0.23
Mtn Group Ltd.	255,653	1,715	0.32
Natura &Co Holding SA	805,553	1,406	0.26
PTT Oil and Retail Business Public Co. Ltd.	3,798,838	1,319	0.25
Qatar Gas Transport	1,068,179	1,367	0.26
Remgro Ltd.	164,075	1,410	0.26
Saudi Arabian Mining Co.	101,318	1,250	0.23
Saudi Electricity Co.	285,591	1,215	0.23
Saudi Tadawul Group Holding	23,088	1,255	0.24
Sociedad QuÃmica y Minera de Chile — Class B	33,058	1,313	0.25
Taishin Financial Holding	2,442,859	1,266	0.24
Taiwan Business Bank	2,748,185	1,209	0.23
Taiwan Cooperative Financial Holding Co. Ltd.	1,744,813	1,264	0.24
Tcc Group Holdings Co. Ltd.	1,251,432	1,208	0.23
Tenaga Nasional Berhad	418,720	1,263	0.24
Thai Oil PCL	1,731,050	1,248	0.23
The Shanghai Commercial & SA	962,783	1,305	0.24
True Corp PCL	4,406,661	1,517	0.28

The following table represents the equity basket top 50 holdings underlying the total return swap with JPM EM Value Index as of March 31, 2025:

Security Description	Shares	Value (000)	Percentage of Net Assets
JPM EM Value Index
Alior Bank SA	53,967	$1,669	0.31%
Ambev SA	654,641	1,544	0.29
Anadolu Efes Biracilik Ve Malt Sanayii	282,332	1,243	0.23
Asia Cement Corp.	1,047,561	1,474	0.28
Astra International Tbk. PT	4,425,651	1,307	0.24
Banco Do Brasil SA	267,759	1,319	0.25
Bancolombia SA — Pref	121,023	1,217	0.23
Bank Mandiri Persero Tbk. PT	4,220,087	1,317	0.25
Bank Pekao SA	30,235	1,373	0.26
Bidvest Group Ltd.	93,587	1,200	0.22
BRF SA	383,872	1,320	0.25
Cia Energetica Minas Gerais — Prf	763,739	1,369	0.26
Cia Saneamento Basico do Estado de Sao Paulo	87,621	1,562	0.29
Coca-Cola Icecek AS	895,098	1,260	0.24
CPFL Energia SA	243,014	1,601	0.30
Security Description	Shares	Value (000)	Percentage of Net Assets
JPM EM Value Index (cont'd)
Dubai Islamic Bank	624,443	$1,219	0.23%
Emaar Properties PJSC	329,483	1,198	0.22
Emirates NBD PJSC	229,636	1,263	0.24
Empresas Cmpc SA	774,841	1,270	0.24
Eurobank Ergasias Services and Holdings SA	502,240	1,340	0.25
Evergreen Marine Corp. Ltd.	192,965	1,282	0.24
Gerdau SA — Pref	469,887	1,328	0.25
Gruma SAB — Class B	70,841	1,281	0.24
Grupo Financiero Banorte	175,746	1,221	0.23
Grupo Mexico SAB de CV — Ser B	263,341	1,319	0.25
Harmony Gold Mining Co. Ltd.	119,716	1,737	0.33
Hellenic Telecommunication Organization SA	80,360	1,303	0.24
Hypera SA	413,352	1,399	0.26
Itau Unibanco Holding SA — Pref	251,543	1,381	0.26
Itausa SA	828,019	1,367	0.26
Kimberly-Clark De Mexico — Class A	778,267	1,278	0.24
Latam Airlines Group SA	79,557,532	1,241	0.23
Mbank SA	7,062	1,480	0.28
Metlen Energy & Metals SA	33,228	1,459	0.27
Mobile Telecommunications Co.	798,746	1,243	0.23
Mouwasat Medical Services Co.	59,939	1,198	0.22
National Bank of Greece	147,022	1,502	0.28
OTP Bank PLC	20,642	1,385	0.26
Petroleo Brasileiro SA — Pref	189,750	1,232	0.23
Reinet Investments SCA	50,777	1,231	0.23
Richter Gedeon Nyrt	49,339	1,359	0.25
Saudi Aramco Base Oil Co.	47,201	1,321	0.25
Standard Bank Group Ltd.	109,773	1,431	0.27
Tim SA	422,566	1,329	0.25
Turk Hava Yollari AO	149,303	1,223	0.23
Ultrapar Participacoes SA	440,733	1,318	0.25
United Microelectronics Corp.	951,567	1,280	0.24
Vale SA	132,549	1,313	0.25
Vodacom Group Ltd.	197,266	1,347	0.25
Yang Ming Marine Transport	581,179	1,302	0.24

@  Value/Notional amount is less than $500.

‡  Amount is less than 0.05%.

BBSW  Australia's Bank Bill Swap.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

EMU  European Economic and Monetary Union.

ESTR  Euro Short-Term Rate.

Euronext NV  Euronext Amsterdam Stock Market.

FTSE  Financial Times Stock Exchange.

ICE  Intercontinental Exchange.

KFE  Korean Futures Exchange.

MSCI  Morgan Stanley Capital International.

MTN  Medium Term Note.

PJSC  Public Joint Stock Company.

REIT  Real Estate Investment Trust.

SFE  Sydney Futures Exchange.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

SGX  Singapore Exchange Ltd.

SOFR  Secured Overnight Financing Rate.

THOR  Thai Overnight Repurchase Rate

TONAR  Tokyo Overnight Average Rate.

TSE  Tokyo Stock Exchange.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

CNY  —  Chinese Yuan Renminbi

COP  —  Colombian Peso

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RON  —  Romanian New Leu

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	46.1%
Sovereign	17.1
Short-Term Investments	16.1
Other*	7.8
Corporate Bonds	7.3
U.S. Treasury Securities	5.6
Total Investments	100.0	%*

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open futures contracts with a value of approximately $100,016,000 and net unrealized appreciation of approximately $292,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $963,000. Also does not include open swap agreements with net unrealized appreciation of approximately $414,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	March 31, 2025 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $386,092)	$479,919
Investment in Security of Affiliated Issuer, at Value (Cost $69,994)	69,994
Total Investments in Securities, at Value (Cost $456,086)	549,913
Foreign Currency, at Value (Cost $3,137)	3,068
Receivable for Investments Sold	5,695
Unrealized Appreciation on Swap Agreements	3,121
Receivable for Variation Margin on Futures Contracts	3,085
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	2,893
Due from Broker	2,017
Interest Receivable	1,501
Receivable for Variation Margin on Swap Agreements	281
Dividends Receivable	267
Receivable from Affiliate	228
Tax Reclaim Receivable	219
Receivable for Fund Shares Sold	4
Other Assets	93
Total Assets	572,385
Liabilities:
Payable for Investments Purchased	23,221
Payable to Bank	6,855
Unrealized Depreciation on Swap Agreements	3,239
Due to Broker	2,530
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1,930
Payable for Advisory Fees	564
Payable for Fund Shares Redeemed	152
Payable for Custodian Fees	104
Payable for Professional Fees	59
Payable for Administration Fees	37
Payable for Shareholder Services Fees Class A	28
Payable for Distribution and Shareholder Services Fees — Class L	7
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Trustees' Fees and Expenses	35
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	14
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6	—	@
Other Liabilities	59
Total Liabilities	38,842
Net Assets	$533,543
Net Assets Consist of:
Paid-in-Capital	$441,858
Total Distributable Earnings	91,685
Net Assets	$533,543

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 31, 2025 (000)
CLASS I:
Net Assets	$17,663
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	981,452
Net Asset Value, Offering and Redemption Price Per Share	$18.00
CLASS A:
Net Assets	$132,425
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	7,483,229
Net Asset Value, Redemption Price Per Share	$17.70
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.98
Maximum Offering Price Per Share	$18.68
CLASS L:
Net Assets	$10,252
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	594,170
Net Asset Value, Offering and Redemption Price Per Share	$17.25
CLASS C:
Net Assets	$903
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	53,237
Net Asset Value, Offering and Redemption Price Per Share	$16.96
CLASS R6:
Net Assets	$372,300
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	20,665,850
Net Asset Value, Offering and Redemption Price Per Share	$18.01

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended March 31, 2025 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$3,913
Dividends from Security of Affiliated Issuer (Note G)	1,937
Dividends from Securities of Unaffiliated Issuers (Net of $106 of Foreign Taxes Withheld)	1,928
Total Investment Income	7,778
Expenses:
Advisory Fees (Note B)	1,252
Administration Fees (Note C)	223
Shareholder Services Fees — Class A (Note D)	171
Distribution and Shareholder Services Fees — Class L (Note D)	39
Distribution and Shareholder Services Fees — Class C (Note D)	5
Custodian Fees (Note F)	141
Professional Fees	116
Sub Transfer Agency Fees — Class I	6
Sub Transfer Agency Fees — Class A	64
Sub Transfer Agency Fees — Class L	5
Sub Transfer Agency Fees — Class C	1
Pricing Fees	64
Registration Fees	23
Transfer Agency Fees — Class I (Note E)	7
Transfer Agency Fees — Class A (Note E)	11
Transfer Agency Fees — Class L (Note E)	3
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Shareholder Reporting Fees	17
Trustees' Fees and Expenses	7
Other Expenses	17
Total Expenses	2,174
Rebate from Morgan Stanley Affiliate (Note G)	(63)
Reimbursement of Class Specific Expenses — Class I (Note B)	(7)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Net Expenses	2,103
Net Investment Income	5,675
Realized Gain (Loss):
Investments Sold	(616)
Foreign Currency Forward Exchange Contracts	(85)
Foreign Currency Transaction	884
Futures Contracts	(903)
Swap Agreements	2,707
Net Realized Gain	1,987
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $—@)	(14,334)
Foreign Currency Forward Exchange Contracts	429
Foreign Currency Translation	(855)
Futures Contracts	958
Swap Agreements	(4,096)
Net Change in Unrealized Appreciation (Depreciation)	(17,898)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(15,911)
Net Decrease in Net Assets Resulting from Operations	$(10,236)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 31, 2025 (unaudited) (000)	Year Ended September 30, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,675	$14,339
Net Realized Gain	1,987	7,672
Net Change in Unrealized Appreciation (Depreciation)	(17,898)	90,076
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,236)	112,087
Dividends and Distributions to Shareholders:
Class I	(480)	—
Class A	(3,257)	—
Class L	(203)	—
Class C	(13)	—
Class R6	(9,822)	—
Total Dividends and Distributions to Shareholders	(13,775)	—
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	1,452	2,342
Distributions Reinvested	475	—
Redeemed	(2,096)	(4,102)
Class A:
Subscribed	1,030	1,141
Distributions Reinvested	3,208	—
Redeemed	(10,652)	(18,403)
Class L:
Exchanged	—	— @
Distributions Reinvested	198	—
Redeemed	(554)	(753)
Class C:
Subscribed	77	40
Distributions Reinvested	13	—
Redeemed	(227)	(661)
Class R6:
Subscribed	771	10,087
Distributions Reinvested	9,822	—
Redeemed	(60,015)	(579)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(56,498)	(10,888)
Total Increase (Decrease) in Net Assets	(80,509)	101,199
Net Assets:
Beginning of Period	614,052	512,853
End of Period	$533,543	$614,052

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2025 (unaudited) (000)	Year Ended September 30, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	79	137
Shares Issued on Distributions Reinvested	26	—
Shares Redeemed	(115)	(246)
Net Decrease in Class I Shares Outstanding	(10)	(109)
Class A:
Shares Subscribed	57	67
Shares Issued on Distributions Reinvested	178	—
Shares Redeemed	(593)	(1,105)
Net Decrease in Class A Shares Outstanding	(358)	(1,038)
Class L:
Shares Exchanged	—	— @@
Shares Issued on Distributions Reinvested	11	—
Shares Redeemed	(32)	(46)
Net Decrease in Class L Shares Outstanding	(21)	(46)
Class C:
Shares Subscribed	4	2
Shares Issued on Distributions Reinvested	1	—
Shares Redeemed	(13)	(41)
Net Decrease in Class C Shares Outstanding	(8)	(39)
Class R6:
Shares Subscribed	41	537
Shares Issued on Distributions Reinvested	537	—
Shares Redeemed	(3,247)	(33)
Net Increase (Decrease) in Class R6 Shares Outstanding	(2,669)	504

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$18.78		$15.34		$13.58		$18.74		$16.08		$15.45
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19		0.45		0.34		0.19		0.16		0.17
Net Realized and Unrealized Gain (Loss)	(0.49)		2.99		1.51		(3.94)		2.73		0.74
Total from Investment Operations	(0.30)		3.44		1.85		(3.75)		2.89		0.91
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		—		(0.09)		(0.12)		(0.22)		(0.03)
Net Realized Gain	(0.23)		—		—		(1.29)		(0.01)		(0.25)
Total Distributions	(0.48)		—		(0.09)		(1.41)		(0.23)		(0.28)
Net Asset Value, End of Period	$18.00		$18.78		$15.34		$13.58		$18.74		$16.08
Total Return(2)	(1.65	)%(3)	22.35	%(4)	13.72%		(21.73)%		18.10%		5.93%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$17,663		$18,622		$16,888		$17,886		$26,745		$34,031
Ratio of Expenses Before Expense Limitation	0.82	%(5)	0.81%		0.85%		0.83%		0.76%		0.84%
Ratio of Expenses After Expense Limitation	0.72	%(5)(6)	0.69	%(6)(7)	0.72	%(6)	0.72	%(6)	0.73	%(6)	0.72	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.73	%(6)	N/A
Ratio of Net Investment Income	2.08	%(5)(6)	2.62	%(6)(7)	2.23	%(6)	1.13	%(6)	0.90	%(6)	1.14	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(5)	0.02%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	49	%(3)	93%		91%		93%		115%		109%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.72%	2.59%

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025

Consolidated Financial Highlights

Global Strategist Portfolio

	Class A
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$18.45		$15.12		$13.41		$18.53		$15.91		$15.30
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16		0.39		0.29		0.14		0.12		0.13
Net Realized and Unrealized Gain (Loss)	(0.48)		2.94		1.50		(3.90)		2.68		0.73
Total from Investment Operations	(0.32)		3.33		1.79		(3.76)		2.80		0.86
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		—		(0.08)		(0.07)		(0.17)		—
Net Realized Gain	(0.23)		—		—		(1.29)		(0.01)		(0.25)
Total Distributions	(0.43)		—		(0.08)		(1.36)		(0.18)		(0.25)
Net Asset Value, End of Period	$17.70		$18.45		$15.12		$13.41		$18.53		$15.91
Total Return(2)	(1.78	)%(3)	22.02	%(4)	13.35%		(21.99)%		17.72%		5.65%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$132,425		$144,645		$134,213		$134,814		$188,317		$170,643
Ratio of Expenses Before Expense Limitation	1.03	%(5)	1.01%		1.04%		1.05%		1.02%		1.08%
Ratio of Expenses After Expense Limitation	1.01	%(5)(6)	0.96	%(6)(7)	1.01	%(6)	1.04	%(6)	1.01	%(6)	1.02	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.01	%(6)	N/A
Ratio of Net Investment Income	1.79	%(5)(6)	2.34	%(6)(7)	1.93	%(6)	0.84	%(6)	0.67	%(6)	0.87	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(5)	0.02%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	49	%(3)	93%		91%		93%		115%		109%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.99%	2.31%

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025

Consolidated Financial Highlights

Global Strategist Portfolio

	Class L
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$17.96		$14.79		$13.17		$18.24		$15.67		$15.15
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.30		0.21		0.05		0.03		0.05
Net Realized and Unrealized Gain (Loss)	(0.48)		2.87		1.47		(3.83)		2.64		0.72
Total from Investment Operations	(0.37)		3.17		1.68		(3.78)		2.67		0.77
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		—		(0.06)		—		(0.09)		—
Net Realized Gain	(0.23)		—		—		(1.29)		(0.01)		(0.25)
Total Distributions	(0.34)		—		(0.06)		(1.29)		(0.10)		(0.25)
Net Asset Value, End of Period	$17.25		$17.96		$14.79		$13.17		$18.24		$15.67
Total Return(2)	(2.09	)%(3)	21.43	%(4)	12.69%		(22.33)%		17.09%		5.10%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,252		$11,033		$9,768		$9,674		$13,359		$12,773
Ratio of Expenses Before Expense Limitation	1.56	%(5)	1.53%		1.56%		1.56%		1.53%		1.60%
Ratio of Expenses After Expense Limitation	1.53	%(5)(6)	1.48	%(6)(7)	1.54	%(6)	1.55	%(6)	1.52	%(6)	1.54	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.52	%(6)	N/A
Ratio of Net Investment Income	1.26	%(5)(6)	1.83	%(6)(7)	1.40	%(6)	0.34	%(6)	0.16	%(6)	0.36	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(5)	0.02%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	49	%(3)	93%		91%		93%		115%		109%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.51%	1.80%

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025

Consolidated Financial Highlights

Global Strategist Portfolio

	Class C
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$17.57		$14.52		$12.96		$18.02		$15.49		$15.02
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.08		0.24		0.16		0.02		(0.02)		0.01
Net Realized and Unrealized Gain (Loss)	(0.46)		2.81		1.45		(3.79)		2.61		0.71
Total from Investment Operations	(0.38)		3.05		1.61		(3.77)		2.59		0.72
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.05)		—		(0.05)		—
Net Realized Gain	(0.23)		—		—		(1.29)		(0.01)		(0.25)
Total Distributions	(0.23)		—		(0.05)		(1.29)		(0.06)		(0.25)
Net Asset Value, End of Period	$16.96		$17.57		$14.52		$12.96		$18.02		$15.49
Total Return(2)	(2.18	)%(3)	21.01	%(4)	12.45%		(22.62)%		16.79%		4.81%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$903		$1,076		$1,457		$1,771		$2,236		$1,435
Ratio of Expenses Before Expense Limitation	2.10	%(5)	1.98%		1.97%		1.92%		1.90%		1.98%
Ratio of Expenses After Expense Limitation	1.82	%(5)(6)	1.79	%(6)(7)	1.82	%(6)	1.82	%(6)	1.83	%(6)	1.82	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.83	%(6)	N/A
Ratio of Net Investment Income (Loss)	0.98	%(5)(6)	1.52	%(6)(7)	1.13	%(6)	0.11	%(6)	(0.11	)%(6)	0.07	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(5)	0.02%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	49	%(3)	93%		91%		93%		115%		109%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.82%	1.49%

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025

Consolidated Financial Highlights

Global Strategist Portfolio

	Class R6(1)
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$18.80		$15.35		$13.59		$18.75		$16.10		$15.46
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.20		0.46		0.35		0.20		0.20		0.19
Net Realized and Unrealized Gain (Loss)	(0.50)		2.99		1.50		(3.94)		2.69		0.74
Total from Investment Operations	(0.30)		3.45		1.85		(3.74)		2.89		0.93
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		—		(0.09)		(0.13)		(0.23)		(0.04)
Net Realized Gain	(0.23)		—		—		(1.29)		(0.01)		(0.25)
Total Distributions	(0.49)		—		(0.09)		(1.42)		(0.24)		(0.29)
Net Asset Value, End of Period	$18.01		$18.80		$15.35		$13.59		$18.75		$16.10
Total Return(3)	(1.59	)%(4)	22.48	%(5)	13.64%		(21.67)%		18.07%		6.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$372,300		$438,676		$350,527		$246,919		$307,783		$159,238
Ratio of Expenses Before Expense Limitation	0.67	%(6)	0.68%		0.70%		0.71%		N/A		0.75%
Ratio of Expenses After Expense Limitation	0.65	%(6)(7)	0.63	%(7)(8)	0.68	%(7)	0.69	%(7)	0.68	%(7)	0.69	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.68	%(7)	N/A
Ratio of Net Investment Income	2.15	%(6)(7)	2.67	%(7)(8)	2.26	%(7)	1.22	%(7)	1.06	%(7)	1.21	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(6)	0.02%		0.02%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	49	%(4)	93%		91%		93%		115%		109%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.66%	2.64%

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of six separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Consolidated Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund has issued five classes of shares — Class I, Class A, Class L, Class C and Class R6. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of March 31, 2025, the Subsidiary represented approximately $28,259,000 or approximately 5.30% of the net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-thecounter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a reputable broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (6) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the

Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (7) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$24,276	$—	$24,276
Asset-Backed Securities	—	3,626	—	3,626
Commercial Mortgage-Backed Securities	—	3,375	—	3,375
Corporate Bonds	—	40,246	—	40,246
Mortgages — Other	—	7,281	—	7,281
Municipal Bond	—	243	—	243
Sovereign	—	93,795	—	93,795
Supranational	—	4,245	—	4,245
U.S. Treasury Securities	—	30,859	—	30,859
Total Fixed Income Securities	—	207,946	—	207,946
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks
Aerospace & Defense	$3,571	$2,182	$—		$5,753
Air Freight & Logistics	582	355	—		937
Automobile Components	89	135	—		224
Automobiles	3,053	785	—		3,838
Banks	8,770	20,033	—		28,803
Beverages	2,346	831	—		3,177
Biotechnology	3,556	578	—		4,134
Broadline Retail	7,143	545	—		7,688
Building Products	1,016	498	—		1,514
Capital Markets	5,968	2,204	—		8,172
Chemicals	2,404	1,468	—		3,872
Commercial Services & Supplies	1,428	149	—		1,577
Communications Equipment	1,516	208	—		1,724
Construction & Engineering	371	484	—		855
Construction Materials	434	404	—		838
Consumer Finance	1,053	—	—		1,053
Consumer Staples Distribution & Retail	3,938	580	—		4,518
Containers & Packaging	468	24	—		492
Distributors	141	15	—		156
Diversified Consumer Services	—	39	—		39
Diversified REITs	48	245	—		293
Diversified Telecommunication Services	1,570	1,376	—		2,946
Electric Utilities	3,017	1,242	—		4,259
Electrical Equipment	1,311	1,311	—		2,622
Electronic Equipment, Instruments & Components	1,023	146	—		1,169
Energy Equipment & Services	440	33	—	†	473	†
Entertainment	3,266	137	—		3,403
Financial Services	7,755	653	—		8,408
Food Products	1,144	1,811	—		2,955
Gas Utilities	123	119	—		242
Ground Transportation	2,146	21	—		2,167
Health Care Equipment & Supplies	4,196	1,120	—		5,316
Health Care Providers & Services	3,995	159	—		4,154
Health Care REITs	528	—	—		528
Health Care Technology	129	33	—		162
Hotel & Resort REITs	35	—	—		35
Hotels, Restaurants & Leisure	3,848	831	—		4,679
Household Durables	506	32	—		538
Household Products	2,029	357	—		2,386
Independent Power & Renewable Electricity Producers	167	160	—		327
Industrial Conglomerates	776	989	—		1,765
Industrial REITs	364	79	—		443
Information Technology Services	3,073	96	—		3,169
Insurance	4,972	3,682	—		8,654

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Interactive Media & Services	$10,820	$131		$—		$10,951
Investment Company	—	—		—	†	—	†
Life Sciences Tools & Services	1,808	329		—		2,137
Machinery	2,879	1,366		—		4,245
Marine Transportation	—	120		—		120
Media	908	179		—		1,087
Metals & Mining	1,533	1,556		—	†	3,089	†
Mortgage Real Estate Investment	41	—		—		41
Multi-Utilities	1,209	740		—		1,949
Office REITs	36	18		—		54
Oil, Gas & Consumable Fuels	7,465	2,405		—		9,870
Paper & Forest Products	18	155		—		173
Passenger Airlines	72	68		—		140
Personal Care Products	219	1,063		—		1,282
Pharmaceuticals	5,914	5,682		—		11,596
Professional Services	1,442	962		—		2,404
Real Estate Management & Development	330	385		—		715
Residential REITs	640	—		—		640
Retail REITs	465	229		—		694
Semiconductors & Semiconductor Equipment	16,801	1,481		—		18,282
Software	17,941	1,541		—		19,482
Specialized REITs	1,658	—		—		1,658
Specialty Retail	3,426	341		—		3,767
Tech Hardware, Storage & Peripherals	12,474	61		—		12,535
Textiles, Apparel & Luxury Goods	488	1,877		—		2,365
Tobacco	1,223	462		—		1,685
Trading Companies & Distributors	747	334		—		1,081
Transportation Infrastructure	—	258		—		258
Water Utilities	141	76		—		217
Wireless Telecommunication Services	585	167		—		752
Total Common Stocks	185,591	68,135		—	†	253,726	†
Rights	—	—	@	—		—	@
Warrants	—	—		—	†	—	†
Short-Term Investments
Investment Company	69,994	—		—		69,994
U.S. Treasury Securities	—	18,247		—		18,247
Total Short-Term Investments	69,994	18,247		—		88,241
Foreign Currency Forward Exchange Contracts	—	2,893		—		2,893
Futures Contracts	721	—		—		721
Centrally Cleared Interest Rate Swap Agreements	—	626		—		626
Total Return Swap Agreements	—	3,121		—		3,121
Total Assets	256,306	300,968		—	†	557,274	†
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(1,930)	$—		$(1,930)
Futures Contracts	(429)	—	—		(429)
Centrally Cleared Interest Rate Swap Agreements	—	(94)	—		(94)
Total Return Swap Agreements	—	(3,239)	—		(3,239)
Total Liabilities	(429)	(5,263)	—		(5,692)
Total	$255,877	$295,705	$—	†	$551,582 †

†  Includes one or more securities valued at zero.

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Warrants (000)
Beginning Balance	$—	†	$—
Purchases	—		—
Sales	—		—
Transfers in	—		—	†
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		—
Realized gains (losses)	—		—
Ending Balance	$—	†	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$—		$—

†  Includes one or more securities valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments by U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities and the Fund also entered into contracts with banks and brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin) and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contract. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on an OTC swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. For OTC swaps, once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreement in the Consolidated Statement Operations, in addition to any realized gains (loss) recorded upon the termination of swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2025:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$2,893
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	358	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	363	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	626	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	3,121
Total			$7,361
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(1,930)
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	(55	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(257	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(117	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(94	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(3,239)
Total			$(5,692)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2025 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(85)
Commodity Risk	Futures Contracts	(143)
Equity Risk	Futures Contracts	232
Interest Rate Risk	Futures Contracts	(992)
Equity Risk	Swap Agreements	615
Interest Rate Risk	Swap Agreements	2,092
Total		$1,719
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$429
Commodity Risk	Futures Contracts	(37)
Equity Risk	Futures Contracts	784
Interest Rate Risk	Futures Contracts	211
Equity Risk	Swap Agreements	(4,265)
Interest Rate Risk	Swap Agreements	169
Total		$(2,709)

At March 31, 2025, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$2,893	$(1,930)
Swap Agreements	3,121	(3,239)
Total	$6,014	$(5,169)

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2025:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received(a) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$190		$(72)	$—	$118
Barclays Bank PLC	1,505		(921)	(260)	324
BNP Paribas SA	665		(665)	—	0
Citibank NA	42		(42)	—	0
Deutsche Bank AG	17		—	—	17
Goldman Sachs International	1,812		(959)	(853)	0
HSBC Bank PLC	—	@	—	—	—	@
JPMorgan Chase Bank NA	1,151		(758)	(300)	93
Royal Bank of Canada	31		(31)	—	0
Standard Chartered Bank	101		—	—	101
UBS AG	500		(256)	—	244
Total	$6,014		$(3,704)	$(1,413)	$897
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Australia & New Zealand Banking Group Ltd.	$33		$—	$—	$33
Bank of America NA	72		(72)	—	0
Barclays Bank PLC	921		(921)	—	0
BNP Paribas SA	1,533		(665)	—	868
Citibank NA	72		(42)	—	30
Credit Agricole CIB	42		—	—	42
Goldman Sachs International	959		(959)	—	0
JPMorgan Chase Bank NA	786		(758)	—	28
Royal Bank of Canada	39		(31)	—	8
State Street Bank and Trust Co.	(—	@)	—	—	(—	@)
UBS AG	712		(256)	—	456
Total	$5,169		$(3,704)	$—	$1,465

@ Value is less than $500.

(a) In some instances, the actual collateral received or pledged may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2025, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$159,849,000
Futures Contracts:
Average monthly notional value	$150,488,000
Swap Agreements:
Average monthly notional amount	$115,633,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

9.   Segment Reporting: During the reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Consolidated Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Consolidated Financial Statements.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory

Agreement, paid quarterly, at an annual rate of 0.45% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I shares, 1.09% for Class A shares, 1.59% for Class L shares, 1.84% for Class C shares and 0.71% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2025, approximately $8,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

"Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to approximately $2,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2025, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $87,381,000 and $123,373,000, respectively. For the six months ended March 31, 2025, purchases and sales of long-term U.S. Government securities were approximately $160,948,000 and $172,220,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, advisory fees paid were reduced by approximately $63,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:

Affiliated Investment Company	Value September 30, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$102,364	$162,309	$194,679	$1,937
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2025 (000)
Liquidity Fund	$—	$—	$69,994

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). As a result of a change in the Rule 2a-5 (aka the "Valuation Rule"), which impacts

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a "readily available market quotation" for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5.

For the six months ended March 31, 2025, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended March 31, 2025, included in "Trustees' Fees and Expenses" in the Statement of Operations amounted to approximately $1,000. At March 31, 2025, the Fund had an accrued pension liability of approximately $35,000, which is reflected as "Payable for Trustees' Fees and Expenses" in the Statement of Assets and Liabilities.

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:	2023 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$—	$2,603

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Permanent differences, primarily due to tax adjustments related to the Subsidiary, resulted in the following reclassifications among the components of net assets at September 30, 2024.

Total Distributable Earnings (000)	Paid-in- Capital (000)
$4,960	$(4,960)

At September 30, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$13,393	$—

During the year ended September 30, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $7,695,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2025, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 90.0%.

K. Market Risk and Risks Relating to Certain Financial Instruments

Market: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Bitcoin: The Fund may gain exposure to cryptocurrencies by investing in the Subsidiary. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. The value of Fund's investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The Fund's exposure to cryptocurrency could result in substantial losses to the Fund.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MBAAX-NCSR
3.31.25

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Semi-Annual Financial Statements and Additional Information

March 31, 2025

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Items 6 and 7 of Form N-CSR:
Portfolio of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	18
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (95.9%)
Corporate Bonds (93.4%)
Basic Materials (4.6%)
Constellium SE
3.75%, 4/15/29 (a)	$250	$227
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	395	389
First Quantum Minerals Ltd.
9.38%, 3/1/29 (a)	400	421
HB Fuller Co.
4.25%, 10/15/28	240	228
Herens Holdco SARL
4.75%, 5/15/28 (a)	490	441
Huntsman International LLC
5.70%, 10/15/34	325	308
JW Aluminum Continuous Cast Co.
10.25%, 4/1/30 (a)	317	316
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 1/27/30 (a)	300	280
TMS International Corp.
6.25%, 4/15/29 (a)	186	173
		2,783
Communications (10.0%)
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	830	730
C&W Senior Finance Ltd.
9.00%, 1/15/33 (a)	200	197
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 2/1/31 (a)	630	559
Ciena Corp.
4.00%, 1/31/30 (a)	190	174
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	370	318
CMG Media Corp.
8.88%, 6/18/29 (a)	75	65
CSC Holdings LLC
5.38%, 2/1/28 (a)	200	171
5.50%, 4/15/27 (a)	430	399
11.25%, 5/15/28 (a)	200	194
GCI LLC
4.75%, 10/15/28 (a)	300	277
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	520	435
Level 3 Financing, Inc.
4.88%, 6/15/29 (a)	400	340
Midcontinent Communications
8.00%, 8/15/32 (a)	400	405
Sable International Finance Ltd.
7.13%, 10/15/32 (a)	200	192
Spotify USA, Inc.
0.00%, 3/15/26	140	167
Univision Communications, Inc.
7.38%, 6/30/30 (a)	280	268
	Face Amount (000)	Value (000)
Viavi Solutions, Inc.
3.75%, 10/1/29 (a)	$445	$407
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	370	318
Ziff Davis, Inc.
4.63%, 10/15/30 (a)	405	368
		5,984
Consumer, Cyclical (20.6%)
Allwyn Entertainment Financing UK PLC
7.88%, 4/30/29 (a)	245	253
Arko Corp.
5.13%, 11/15/29 (a)	374	304
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30 (a)	325	294
BCPE Empire Holdings, Inc.
7.63%, 5/1/27 (a)	270	266
Boyne USA, Inc.
4.75%, 5/15/29 (a)	350	330
Cars.com, Inc.
6.38%, 11/1/28 (a)	275	273
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 2/15/30 (a)	80	81
Cougar JV Subsidiary LLC
8.00%, 5/15/32 (a)	250	258
Crocs, Inc.
4.13%, 8/15/31 (a)	380	336
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	503	491
Dream Finders Homes, Inc.
8.25%, 8/15/28 (a)	185	191
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 4/26/28 (a)	353	368
Everi Holdings, Inc.
5.00%, 7/15/29 (a)	265	266
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	635	576
Full House Resorts, Inc.
8.25%, 2/15/28 (a)	415	411
Genting New York LLC/GENNY Capital, Inc.
7.25%, 10/1/29 (a)	400	408
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
11.50%, 8/15/29 (a)	400	391
Goodyear Tire & Rubber Co.
5.63%, 4/30/33	210	188
GYP Holdings III Corp.
4.63%, 5/1/29 (a)	135	126
JB Poindexter & Co., Inc.
8.75%, 12/15/31 (a)	525	540
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/28 (a)	244	249
Macy's Retail Holdings LLC
4.50%, 12/15/34	430	344

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29 (a)	$475	$446
New Home Co., Inc.
9.25%, 10/1/29 (a)	565	580
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	375	352
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	610	481
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
6 Month Term SOFR + 6.05%, 10.50%, 10/15/26 (a)(b)	430	434
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/29 (a)	288	266
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	635	608
STL Holding Co. LLC
8.75%, 2/15/29 (a)	350	360
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29 (a)	410	379
Thor Industries, Inc.
4.00%, 10/15/29 (a)	495	446
Velocity Vehicle Group LLC
8.00%, 6/1/29 (a)	135	139
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 2/1/30 (a)	330	290
9.50%, 6/1/28 (a)	420	416
White Cap Buyer LLC
6.88%, 10/15/28 (a)	195	187
		12,328
Consumer, Non-Cyclical (15.4%)
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	482	448
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 6/1/29 (a)	595	547
Alta Equipment Group, Inc.
9.00%, 6/1/29 (a)	410	359
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	270	244
APi Group DE, Inc.
4.13%, 7/15/29 (a)	185	172
Chobani Holdco II LLC
8.75% Cash, 9.50% PIK, 18.25%, 10/1/29 (a)(c)	483	526
EquipmentShare.com, Inc.
9.00%, 5/15/28 (a)	160	166
Esc Cb National Cineme
0.00%, 8/15/26 (d)(e)(f)	600	—
	Face Amount (000)	Value (000)
Fiesta Purchaser, Inc.
9.63%, 9/15/32 (a)	$200	$206
Fortrea Holdings, Inc.
7.50%, 7/1/30 (a)	141	128
Garda World Security Corp.
8.25%, 8/1/32 (a)	255	249
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 4/30/28 (a)	494	520
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	415	375
LifePoint Health, Inc.
5.38%, 1/15/29 (a)	258	227
10.00%, 6/1/32 (a)	180	172
Molina Healthcare, Inc.
3.88%, 5/15/32 (a)	247	217
NESCO Holdings II, Inc.
5.50%, 4/15/29 (a)	475	439
Option Care Health, Inc.
4.38%, 10/31/29 (a)	330	308
OT Midco, Inc.
10.00%, 2/15/30 (a)	200	173
P&L Development LLC/PLD Finance Corp.
9.00% Cash, 3.50% PIK, 12.50%, 5/15/29 (a)(c)	470	479
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.25%, 4/1/29 (a)	295	295
Signal Parent, Inc.
6.13%, 4/1/29 (a)	350	202
Spectrum Brands, Inc.
3.88%, 3/15/31 (a)	205	176
Surgery Center Holdings, Inc.
7.25%, 4/15/32 (a)	405	401
TriNet Group, Inc.
3.50%, 3/1/29 (a)	475	431
U.S. Acute Care Solutions LLC
9.75%, 5/15/29 (a)	435	434
Varex Imaging Corp.
7.88%, 10/15/27 (a)	315	320
Viking Baked Goods Acquisition Corp.
8.63%, 11/1/31 (a)	110	102
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	310	294
VT Topco, Inc.
8.50%, 8/15/30 (a)	240	252
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26 (a)	345	342
		9,204
Energy (10.9%)
Aris Water Holdings LLC
7.25%, 4/1/30 (a)	300	304

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Energy (cont'd)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.25%, 7/15/32 (a)	$245	$254
CNX Midstream Partners LP
4.75%, 4/15/30 (a)	415	387
Global Partners LP/GLP Finance Corp.
6.88%, 1/15/29	355	354
8.25%, 1/15/32 (a)	175	180
Kodiak Gas Services LLC
7.25%, 2/15/29 (a)	215	219
Kraken Oil & Gas Partners LLC
7.63%, 8/15/29 (a)	400	391
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.88%, 12/1/32 (a)	300	300
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 2/15/28 (a)	390	415
Matador Resources Co.
6.25%, 4/15/33 (a)	435	425
Oceaneering International, Inc.
6.00%, 2/1/28	375	372
Prairie Acquiror LP
9.00%, 8/1/29 (a)	170	173
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)	250	249
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/1/28 (a)	265	273
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30 (a)	400	380
TransMontaigne Partners LLC
8.50%, 6/15/30 (a)	200	202
Vermilion Energy, Inc.
6.88%, 5/1/30 (a)	380	372
Vital Energy, Inc.
7.88%, 4/15/32 (a)	525	489
XPLR Infrastructure LP
0.00%, 11/15/25 (a)	810	785
		6,524
Finance (9.1%)
AmWINS Group, Inc.
4.88%, 6/30/29 (a)	165	156
Azorra Finance Ltd.
7.75%, 4/15/30 (a)	270	269
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 6/30/28 (a)	460	432
Focus Financial Partners LLC
6.75%, 9/15/31 (a)	275	271
GGAM Finance Ltd.
5.88%, 3/15/30 (a)	330	327
	Face Amount (000)	Value (000)
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)	$425	$400
Greystar Real Estate Partners LLC
7.75%, 9/1/30 (a)	105	110
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 9/15/30 (a)	560	498
Hightower Holding LLC
6.75%, 4/15/29 (a)	185	180
9.13%, 1/31/30 (a)	190	196
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 5/15/27	165	157
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 8/15/28 (a)	560	527
Jefferson Capital Holdings LLC
6.00%, 8/15/26 (a)	239	238
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/29 (a)	155	153
Pebblebrook Hotel Trust
1.75%, 12/15/26	175	164
StoneX Group, Inc.
7.88%, 3/1/31 (a)	265	277
TrueNoord Capital DAC
8.75%, 3/1/30 (a)	280	284
Walker & Dunlop, Inc.
6.63%, 4/1/33 (a)	390	389
XHR LP
4.88%, 6/1/29 (a)	450	422
		5,450
Industrials (15.0%)
AAR Escrow Issuer LLC
6.75%, 3/15/29 (a)	240	244
ACProducts Holdings, Inc.
6.38%, 5/15/29 (a)	475	271
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/28 (a)	377	387
Artera Services LLC
8.50%, 2/15/31 (a)	385	360
Atkore, Inc.
4.25%, 6/1/31 (a)	470	415
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50%, 2/1/32 (a)	333	317
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	300	300
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	360	322
Coherent Corp.
5.00%, 12/15/29 (a)	185	177
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	414	328
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	400	374

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
EnerSys
4.38%, 12/15/27 (a)	$395	$385
6.63%, 1/15/32 (a)	69	70
Enviri Corp.
5.75%, 7/31/27 (a)	632	604
Esab Corp.
6.25%, 4/15/29 (a)	130	132
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	510	462
Moog, Inc.
4.25%, 12/15/27 (a)	195	188
Mueller Water Products, Inc.
4.00%, 6/15/29 (a)	210	195
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/28 (a)	245	237
Quikrete Holdings, Inc.
6.38%, 3/1/32 (a)	211	213
6.75%, 3/1/33 (a)	120	120
Reworld Holding Corp.
4.88%, 12/1/29 (a)	270	251
5.00%, 9/1/30	165	153
Seaspan Corp.
5.50%, 8/1/29 (a)	400	363
Stonepeak Nile Parent LLC
7.25%, 3/15/32 (a)	246	251
Terex Corp.
6.25%, 10/15/32 (a)	310	301
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)	185	199
TriMas Corp.
4.13%, 4/15/29 (a)	565	526
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	195	180
Waste Pro USA, Inc.
7.00%, 2/1/33 (a)	420	422
Watco Cos. LLC/Watco Finance Corp.
7.13%, 8/1/32 (a)	265	267
		9,014
Technology (5.5%)
AthenaHealth Group, Inc.
6.50%, 2/15/30 (a)	400	376
Cloud Software Group, Inc.
9.00%, 9/30/29 (a)	435	434
Dye & Durham Ltd.
8.63%, 4/15/29 (a)	395	407
Ellucian Holdings, Inc.
6.50%, 12/1/29 (a)	337	332
KBR, Inc.
4.75%, 9/30/28 (a)	480	457
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	340	88
	Face Amount (000)	Value (000)
ROBLOX Corp.
3.88%, 5/1/30 (a)	$420	$382
Rocket Software, Inc.
6.50%, 2/15/29 (a)	482	455
Science Applications International Corp.
4.88%, 4/1/28 (a)	360	345
		3,276
Utilities (2.3%)
Atlantica Sustainable Infrastructure PLC
4.13%, 6/15/28 (a)	244	230
Leeward Renewable Energy Operations LLC
4.25%, 7/1/29 (a)	645	570
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 8/15/28 (a)	490	456
Pike Corp.
8.63%, 1/31/31 (a)	125	132
		1,388
		55,951
Senior Loan Interests (2.5%)
Consumer, Cyclical (1.5%)
Peloton Interactive, Inc.
2024 Term Loan B 3 Month SOFR + 5.50%, 9.81%, 5/23/29 (b)	456	462
Petco Health & Wellness Co., Inc.
2021 Term Loan B 3 Month SOFR + 3.25%, 7.81%, 3/3/28 (b)	475	433
		895
Consumer, Non-Cyclical (0.1%)
Triton Water Holdings, Inc.
Term Loan 3 Month SOFR + 2.25%, 6.30%, 3/31/28 (b)	29	29
Industrials (0.9%)
IRIS Holdings, Inc.
Term Loan 3 Month SOFR + 4.75%, 9.14%, 6/28/28 (b)	594	563
		1,487
Total Fixed Income Securities (Cost $57,653)		57,438
	Shares
Common Stocks (0.0%)‡
Automobile Components (0.0%)
Exide Technologies (f)(g)	592	—
Diversified REITs (0.0%)‡
American Gilsonite Co. (g)	500	3

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Shares	Value (000)
Machinery (0.0%)‡
Iracore Investment Holdings, Inc., Class A (f)(g)	470	$24
Semiconductors & Semiconductor Equipment (0.0%)‡
UC Holdings, Inc. (g)	2,826	13
Total Common Stocks (Cost $151)		40
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.27% (See Note G) (Cost $1,362)	1,362,454	1,362
Total Investments (98.2%) (Cost $59,166) (h)		58,840
Other Assets in Excess of Liabilities (1.8%)		1,081
Net Assets (100.0%)		$59,921

‡  Amount is less than 0.05%.

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Floating or variable rate securities: The rates disclosed are as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  Income may be paid in additional securities and/or cash at the discretion of the issuer.

(d)  Issuer in bankruptcy.

(e)  Non-income producing security; bond in default.

(f)  At March 31, 2025, the Fund held fair valued securities valued at approximately $24,000, representing less than 0.05% of net assets. These securities have been fair valued using significant unobservable inputs as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(g)  Non-income producing security.

(h)  At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $924,000 and the aggregate gross unrealized depreciation is approximately $1,250,000, resulting in net unrealized depreciation of approximately $326,000.

DAC  Designated Activity Company.

PIK  Payment-in-Kind.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	22.9%
Industrials	16.2
Consumer, Non-Cyclical	15.6
Energy	11.0
Communications	10.1
Other*	9.5
Finance	9.2
Technology	5.5
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities	March 31, 2025 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $57,804)	$57,478
Investment in Security of Affiliated Issuer, at Value (Cost $1,362)	1,362
Total Investments in Securities, at Value (Cost $59,166)	58,840
Cash	2
Interest Receivable	1,099
Receivable for Fund Shares Sold	42
Due from Adviser	30
Receivable from Affiliate	10
Receivable for Investments Sold	3
Other Assets	90
Total Assets	60,116
Liabilities:
Payable for Fund Shares Redeemed	64
Payable for Professional Fees	39
Payable for Investments Purchased	28
Payable for Sub Transfer Agency Fees — Class I	25
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	6
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Administration Fees	4
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Other Liabilities	22
Total Liabilities	195
Net Assets	$59,921
Net Assets Consist of:
Paid-in-Capital	$92,396
Total Accumulated Loss	(32,475)
Net Assets	$59,921

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2025 (000)
CLASS I:
Net Assets	$46,940
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	5,566,535
Net Asset Value, Offering and Redemption Price Per Share	$8.43
CLASS A:
Net Assets	$9,884
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,175,205
Net Asset Value, Redemption Price Per Share	$8.41
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.28
Maximum Offering Price Per Share	$8.69
CLASS L:
Net Assets	$90
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	10,728
Net Asset Value, Offering and Redemption Price Per Share	$8.42
CLASS C:
Net Assets	$2,983
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	355,185
Net Asset Value, Offering and Redemption Price Per Share	$8.40
CLASS R6:
Net Assets	$12
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,377
Net Asset Value, Offering and Redemption Price Per Share	$8.45
CLASS IR:
Net Assets	$12
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,479
Net Asset Value, Offering and Redemption Price Per Share	$8.43

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

High Yield Portfolio

Statement of Operations	Six Months Ended March 31, 2025 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$2,164
Dividends from Security of Affiliated Issuer (Note G)	54
Total Investment Income	2,218
Expenses:
Advisory Fees (Note B)	178
Professional Fees	94
Sub Transfer Agency Fees — Class I	33
Sub Transfer Agency Fees — Class A	6
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	2
Registration Fees	36
Shareholder Services Fees — Class A (Note D)	13
Distribution and Shareholder Services Fees — Class L (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	16
Administration Fees (Note C)	24
Transfer Agency Fees — Class I (Note E)	7
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	11
Custodian Fees (Note F)	9
Trustees' Fees and Expenses	2
Pricing Fees	1
Other Expenses	11
Total Expenses	449
Waiver of Advisory Fees (Note B)	(178)
Expenses Reimbursed by Adviser (Note B)	(3)
Reimbursement of Class Specific Expenses — Class I (Note B)	(33)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	228
Net Investment Income	1,990
Realized Gain:
Investments Sold	512
Change in Unrealized Appreciation (Depreciation):
Investments	(2,137)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,625)
Net Increase in Net Assets Resulting from Operations	$365

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

March 31, 2025

High Yield Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2025 (unaudited) (000)	Year Ended September 30, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,990	$7,193
Net Realized Gain (Loss)	512	(4,317)
Net Change in Unrealized Appreciation (Depreciation)	(2,137)	11,609
Net Increase in Net Assets Resulting from Operations	365	14,485
Dividends and Distributions to Shareholders:
Class I	(1,664)	(5,882)
Class A	(392)	(763)
Class L	(6)	(11)
Class C	(107)	(208)
Class R6	(61)	(463)
Class IR	(— @)	(1)
Total Dividends and Distributions to Shareholders	(2,230)	(7,328)
Capital Share Transactions, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:(1)
Class I:
Subscribed	13,116	32,056
Distributions Reinvested	1,661	5,496
Redeemed	(12,443)	(83,006)
Class A:
Subscribed	1,951	6,540
Distributions Reinvested	392	763
Redeemed	(3,631)	(7,804)
Class L:
Distributions Reinvested	6	11
Redeemed	(85)	(15)
Class C:
Subscribed	477	143
Distributions Reinvested	107	208
Redeemed	(806)	(833)
Class R6:
Subscribed	—	4,431
Distributions Reinvested	61	463
Redeemed	(4,748)	(5,471)
Class IR:
Distributions Reinvested	— @	1
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,942)	(47,017)
Total Decrease in Net Assets	(5,807)	(39,860)
Net Assets:
Beginning of Period	65,728	105,588
End of Period	$59,921	$65,728

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

March 31, 2025

High Yield Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2025 (unaudited) (000)	Year Ended September 30, 2024 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,527	3,833
Shares Issued on Distributions Reinvested	193	661
Shares Redeemed	(1,451)	(9,794)
Net Increase (Decrease) in Class I Shares Outstanding	269	(5,300)
Class A:
Shares Subscribed	228	786
Shares Issued on Distributions Reinvested	46	92
Shares Redeemed	(425)	(938)
Net Decrease in Class A Shares Outstanding	(151)	(60)
Class L:
Shares Issued on Distributions Reinvested	1	1
Shares Redeemed	(10)	(2)
Net Decrease in Class L Shares Outstanding	(9)	(1)
Class C:
Shares Subscribed	55	18
Shares Issued on Distributions Reinvested	12	25
Shares Redeemed	(94)	(100)
Net Decrease in Class C Shares Outstanding	(27)	(57)
Class R6:
Shares Subscribed	—	523
Shares Issued on Distributions Reinvested	7	55
Shares Redeemed	(551)	(646)
Net Decrease in Class R6 Shares Outstanding	(544)	(68)
Class IR:
Shares Issued on Distributions Reinvested	— @@	— @@

@  Value is less than $500

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

High Yield Portfolio

	Class I
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$8.68		$8.09		$7.84		$9.68		$9.19		$9.78
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.29		0.58		0.54		0.50		0.53		0.57
Net Realized and Unrealized Gain (Loss)	(0.22)		0.60		0.26		(1.83)		0.49		(0.57)
Total from Investment Operations	0.07		1.18		0.80		(1.33)		1.02		0.00
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		(0.59)		(0.55)		(0.51)		(0.53)		(0.59)
Net Asset Value, End of Period	$8.43		$8.68		$8.09		$7.84		$9.68		$9.19
Total Return(2)	0.83	%(3)	15.15	%(4)	10.34%		(14.27)%		11.38%		0.15%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46,940		$46,008		$85,713		$117,898		$161,038		$155,539
Ratio of Expenses Before Expense Limitation	1.41	%(5)	1.16%		1.19%		1.04%		1.03%		1.02%
Ratio of Expenses After Expense Limitation	0.64	%(5)(6)	0.59	%(6)(7)	0.65	%(6)	0.65	%(6)	0.65	%(6)	0.65	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.65	%(6)	0.65	%(6)
Ratio of Net Investment Income	6.82	%(5)(6)	6.89	%(6)(7)	6.66	%(6)	5.64	%(6)	5.50	%(6)	6.20	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	32	%(3)	80%		57%		28%		54%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class I shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class I shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.65%	6.83%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

High Yield Portfolio

	Class A
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$8.66		$8.07		$7.82		$9.67		$9.17		$9.76
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.28		0.55		0.51		0.47		0.49		0.55
Net Realized and Unrealized Gain (Loss)	(0.22)		0.60		0.26		(1.84)		0.51		(0.58)
Total from Investment Operations	0.06		1.15		0.77		(1.37)		1.00		(0.03)
Distributions from and/or in Excess of:
Net Investment Income	(0.31)		(0.56)		(0.52)		(0.48)		(0.50)		(0.56)
Net Asset Value, End of Period	$8.41		$8.66		$8.07		$7.82		$9.67		$9.17
Total Return(2)	0.63	%(3)	14.81	%(4)	9.98%		(14.69)%		11.14%		(0.22)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,884		$11,489		$11,192		$11,573		$17,116		$14,595
Ratio of Expenses Before Expense Limitation	1.62	%(5)	1.39%		1.45%		1.29%		1.27%		1.31%
Ratio of Expenses After Expense Limitation	0.99	%(5)(6)	0.94	%(6)(7)	1.00	%(6)	1.00	%(6)	0.99	%(6)	1.00	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.99	%(6)	1.00	%(6)
Ratio of Net Investment Income	6.47	%(5)(6)	6.54	%(6)(7)	6.31	%(6)	5.27	%(6)	5.16	%(6)	5.87	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	32	%(3)	80%		57%		28%		54%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class A shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.00%	6.48%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

High Yield Portfolio

	Class L
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$8.68		$8.08		$7.83		$9.67		$9.17		$9.76
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.27		0.53		0.49		0.45		0.47		0.52
Net Realized and Unrealized Gain (Loss)	(0.23)		0.61		0.25		(1.84)		0.51		(0.58)
Total from Investment Operations	0.04		1.14		0.74		(1.39)		0.98		(0.06)
Distributions from and/or in Excess of:
Net Investment Income	(0.30)		(0.54)		(0.49)		(0.45)		(0.48)		(0.53)
Net Asset Value, End of Period	$8.42		$8.68		$8.08		$7.83		$9.67		$9.17
Total Return(2)	0.51	%(3)	14.47	%(4)	9.76%		(14.92)%		10.84%		(0.46)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$90		$174		$166		$222		$383		$425
Ratio of Expenses Before Expense Limitation	3.25	%(5)	2.96%		3.18%		2.16%		1.98%		1.91%
Ratio of Expenses After Expense Limitation	1.24	%(5)(6)	1.19	%(6)(7)	1.25	%(6)	1.25	%(6)	1.25	%(6)	1.25	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.25	%(6)	1.25	%(6)
Ratio of Net Investment Income	6.22	%(5)(6)	6.29	%(6)(7)	6.05	%(6)	5.02	%(6)	4.90	%(6)	5.60	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	32	%(3)	80%		57%		28%		54%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class L shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class L shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.25%	6.23%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

High Yield Portfolio

	Class C
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$8.65		$8.06		$7.81		$9.65		$9.16		$9.75
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.24		0.48		0.45		0.40		0.42		0.46
Net Realized and Unrealized Gain (Loss)	(0.21)		0.61		0.26		(1.83)		0.50		(0.56)
Total from Investment Operations	0.03		1.09		0.71		(1.43)		0.92		(0.10)
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.50)		(0.46)		(0.41)		(0.43)		(0.49)
Net Asset Value, End of Period	$8.40		$8.65		$8.06		$7.81		$9.65		$9.16
Total Return(2)	0.28	%(3)	13.94	%(4)	9.16%		(15.27)%		10.20%		(0.93)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,983		$3,303		$3,539		$4,121		$6,418		$7,633
Ratio of Expenses Before Expense Limitation	2.42	%(5)	2.19%		2.22%		2.05%		2.01%		2.02%
Ratio of Expenses After Expense Limitation	1.74	%(5)(6)	1.69	%(6)(7)	1.75	%(6)	1.75	%(6)	1.74	%(6)	1.74	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		1.74	%(6)	1.74	%(6)
Ratio of Net Investment Income	5.72	%(5)(6)	5.79	%(6)(7)	5.56	%(6)	4.51	%(6)	4.41	%(6)	5.06	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	32	%(3)	80%		57%		28%		54%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class C shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class C shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	1.75%	5.73%

(8)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

High Yield Portfolio

	Class R6(1)
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$8.69		$8.09		$7.84		$9.69		$9.19		$9.78
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.29		0.58		0.54		0.51		0.53		0.55
Net Realized and Unrealized Gain (Loss)	(0.21)		0.61		0.26		(1.84)		0.50		(0.55)
Total from Investment Operations	0.08		1.19		0.80		(1.33)		1.03		0.00
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		(0.59)		(0.55)		(0.52)		(0.53)		(0.59)
Net Asset Value, End of Period	$8.45		$8.69		$8.09		$7.84		$9.69		$9.19
Total Return(3)	0.96	%(4)	15.31	%(5)	10.35%		(14.30)%		11.49%		0.18%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$4,742		$4,967		$8,149		$3,526		$5,471
Ratio of Expenses Before Expense Limitation	1.47	%(6)	1.06%		1.10%		0.94%		0.94%		0.94%
Ratio of Expenses After Expense Limitation	0.61	%(6)(7)	0.56	%(7)(8)	0.62	%(7)	0.62	%(7)	0.62	%(7)	0.62	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.62	%(7)	0.62	%(7)
Ratio of Net Investment Income	6.86	%(6)(7)	6.92	%(7)(8)	6.69	%(7)	5.82	%(7)	5.54	%(7)	6.20	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)	0.00	%(9)
Portfolio Turnover Rate	32	%(4)	80%		57%		28%		54%		69%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class R6 shares.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class R6 shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.62%	6.86%

(9)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

High Yield Portfolio

	Class IR
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023		2022		2021		2020
Net Asset Value, Beginning of Period	$8.68		$8.09		$7.84		$9.69		$9.19		$9.78
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.29		0.58		0.54		0.48		0.50		0.52
Net Realized and Unrealized Gain (Loss)	(0.22)		0.60		0.26		(1.81)		0.53		(0.52)
Total from Investment Operations	0.07		1.18		0.80		(1.33)		1.03		0.00
Distributions from and/or in Excess of:
Net Investment Income	(0.32)		(0.59)		(0.55)		(0.52)		(0.53)		(0.59)
Net Asset Value, End of Period	$8.43		$8.68		$8.09		$7.84		$9.69		$9.19
Total Return(2)	0.84	%(3)	15.18	%(4)	10.36%		(14.30)%		11.49%		0.18%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$12		$11		$10		$11		$10
Ratio of Expenses Before Expense Limitation	16.43	%(5)	18.85%		21.53%		19.61%		18.97%		20.43%
Ratio of Expenses After Expense Limitation	0.61	%(5)(6)	0.56	%(6)(7)	0.62	%(6)	0.62	%(6)	0.62	%(6)	0.62	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		0.62	%(6)	0.62	%(6)
Ratio of Net Investment Income	6.88	%(5)(6)	6.92	%(6)(7)	6.69	%(6)	5.38	%(6)	5.26	%(6)	5.70	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)
Portfolio Turnover Rate	32	%(3)	80%		57%		28%		54%		69%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency and sub transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  If the Fund had not received the reimbursement of transfer agency and sub transfer agency fees from the Adviser, the Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income, would have been as follows for Class IR shares:

Period Ended	Expense Ratio	Net Investment Income Ratio
September 30, 2024	0.62%	6.86%

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of six separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the High Yield Portfolio. The Fund seeks total return. The Fund has issued six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. Class C shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shares were purchased.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) certain senior loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result

18

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$55,951	$—	†	$55,951	†
Senior Loan Interests	—	1,487	—		1,487
Total Fixed Income Securities	—	57,438	—	†	57,438	†
Common Stocks
Automobile Components	—	—	—	†	—	†
Diversified REITs	—	3	—		3
Machinery	—	—	24		24
Semiconductors & Semiconductor Equipment	—	13	—		13
Total Common Stocks	—	16	24	†	40	†
Short-Term Investment
Investment Company	1,362	—	—		1,362
Total Assets	$1,362	$57,454	$24	†	$58,840	†

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

19

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fixed Income (000)		Common Stock (000)
Beginning Balance	$—	†	$83	†
Purchases	—		—
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(59)
Realized gains (losses)	—		—
Ending Balance	$—	†	$24	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2025	$—		$(59)

†  Includes one or more securities valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2025:

	Fair Value at March 31, 2025 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$24	Market Comparable Companies	Enterprise Value/ Revenue	0.3	x	Increase
			Discount for Lack of Marketability	30.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Fund buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Fund accrues the commitment fee over the expected term of the loan. When the Fund sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except

20

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency, co-transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

7.  Segment Reporting: During the reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.60% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares, 1.00% for Class A shares,1.25% for Class L shares, 1.75% for Class C shares, 0.62% for Class R6 shares and 0.62% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2025, approximately $178,000 of advisory fees were waived and approximately $41,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement. As of March 31, 2025, amounts owed by the Adviser to the Fund are reflected in Due from Adviser on the Statement of Assets and Liabilities.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly,

21

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended March 31, 2025, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to approximately $1,000.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2025, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $18,156,000 and $23,624,000, respectively. There were no purchases and sales of long-term

U.S.Government securities for the six month ended March 31, 2025.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Fund.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2025 is as follows:

Affiliated Investment Company/Issuer	Value September 30, 2024 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Fund	$1,092	$23,949	$23,679	$54
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2025 (000)
Liquidity Fund	$—	$—	$1,362

Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is paid by the Morgan Stanley Funds, and is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

22

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company ("RIC") and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From:	2023 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$7,328	$8,303

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2024.

At September 30, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$617	$—

At September 30, 2024, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $1,698,000 and $32,185,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2025, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 76.5%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global

23

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

24

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MSYPX-NCSR 3.31.25

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Semi-Annual Financial Statements and Additional Information

March 31, 2025

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Items 6 and 7 of Form N-CSR:
Portfolio of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-6397. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (12.0%)
International Banks (12.0%)
Banco Santander SA (New York Branch),
5.52%, 6/6/25	$200,000	$200,328
5.61%, 6/2/25	100,000	100,168
Credit Industriel ET Commercial SA,
4.70%, 11/26/25	115,000	111,575
5.60%, 5/1/25	125,000	125,112
Deutsche Bank AG (New York Branch)
4.69%, 12/1/25	75,000	75,159
DZ Bank AG Deutsche Zentral-Genossenschaftsbank
5.58%, 5/2/25	130,000	130,115
National Bank of Kuwait (New York),
4.79%, 12/5/25	100,000	100,127
4.85%, 5/2/25 - 12/24/25	175,000	175,134
4.89%, 4/16/25	125,000	125,022
Natixis (New York Branch)
5.63%, 6/2/25	73,000	73,126
Qatar National Bank,
4.79%, 5/13/25	100,000	99,462
4.82%, 5/20/25	50,000	49,687
5.72%, 4/10/25	110,000	109,862
5.74%, 6/12/25	50,000	49,545
5.83%, 5/30/25	75,000	74,438
Total Certificates of Deposit (Cost $1,597,341)		1,598,860
Commercial Paper (a) (15.7%)
Asset-Backed Diversified Financial Services (1.5%)
Equitable Short Term Funding LLC
4.33%, 3/9/26 (b)	90,000	86,498
LMA Americas LLC
4.61%, 6/16/25	10,000	9,907
Paradelle Funding LLC
5.48%, 6/16/25 - 6/17/25	98,000	97,079
Versailles Commercial Paper LLC
4.71%, 4/3/25	1,000	1,000
		194,484
Automobile (0.1%)
Toyota Credit de Puerto Rico Corp.
4.47%, 11/28/25	10,000	9,710
Basic Materials (1.1%)
EI Du Pont De Nemours & Co.,
4.60%, 12/5/25 (b)	10,000	9,705
4.74%, 8/15/25 (b)	41,000	40,318
Glencore Funding LLC
4.65%, 10/31/25 (b)	100,000	97,372
		147,395
Domestic Banks (5.0%)
HSBC USA, Inc.,
4.50%, 3/5/26 (b)	50,000	48,019
4.79%, 1/27/26 (b)	25,000	24,109
4.82%, 12/12/25 (b)	100,000	96,949
	Face Amount (000)	Value (000)
4.88%, 12/5/25 - 1/15/26 (b)	$116,000	$112,337
5.39%, 8/1/25 (b)	4,000	3,939
5.46%, 7/30/25 (b)	60,000	59,107
5.57%, 7/15/25 - 7/23/25 (b)	107,000	105,565
5.80%, 6/20/25 (b)	18,000	17,819
5.88%, 6/5/25 (b)	95,000	94,221
5.91%, 5/9/25 (b)	50,000	49,760
5.92%, 5/20/25 (b)	15,000	14,908
5.99%, 5/23/25 (b)	40,000	39,738
		666,471
Finance (3.3%)
Barclays Capital, Inc.,
4.67%, 1/30/26	100,000	96,441
4.74%, 10/28/25	100,000	97,504
4.80%, 11/5/25	97,500	94,977
4.85%, 11/20/25	70,000	68,067
5.32%, 7/15/25	75,000	74,042
5.36%, 7/22/25	7,000	6,905
		437,936
Health Care Services (0.4%)
Catholic Health Initiatives,
4.61%, 9/3/25	39,700	38,879
5.56%, 4/3/25	15,357	15,351
		54,230
Insurance (0.2%)
Pricoa Short Term Funding LLC
4.55%, 10/21/25 (b)	27,500	26,839
International Banks (4.1%)
Bank of Montreal
5.60%, 5/1/25	25,000	24,907
Barclays U.S. CCP
5.51%, 5/14/25 (b)	85,000	84,546
Danske Bank AS
4.60%, 1/13/26 (b)	100,000	96,664
Macquarie Bank Ltd.,
0.00%, 1/13/26 (b)	75,000	72,495
5.49%, 6/6/25 (b)	125,000	123,977
National Bank of Canada
4.42%, 1/30/26 (b)	16,500	15,927
Sumitomo Mitsui Banking Corp.
4.38%, 3/17/26 (b)	125,000	119,908
Suncorp Bank Norfina Ltd.
4.71%, 5/5/25 (b)	10,000	9,958
		548,382
Total Commercial Paper (Cost $2,082,391)		2,085,447
Corporate Bonds (25.2%)
Automobile (6.1%)
American Honda Finance Corp.
4.95%, 1/9/26	57,672	57,851
BMW U.S. Capital LLC,
2.80%, 4/11/26 (b)	8,000	7,865

The accompanying notes are an integral part of the financial statements.
2

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Automobile (cont'd)
3.90%, 4/9/25 (b)	$500	$500
5.05%, 4/2/26 (b)	35,000	35,205
5.30%, 8/11/25 (b)	4,100	4,112
General Motors Financial Co., Inc.,
1.25%, 1/8/26	12,226	11,896
2.75%, 6/20/25	57,836	57,564
3.80%, 4/7/25	26,287	26,281
4.30%, 7/13/25	4,967	4,959
4.35%, 4/9/25	22,156	22,151
5.25%, 3/1/26	3,206	3,213
6.05%, 10/10/25	4,424	4,452
Hyundai Capital America,
1.30%, 1/8/26 (b)	35,887	34,959
1.80%, 10/15/25 (b)	11,672	11,486
5.50%, 3/30/26 (b)(c)	48,181	48,596
5.80%, 6/26/25 (b)	14,741	14,772
5.88%, 4/7/25 (b)	37,603	37,609
6.00%, 7/11/25 (b)	12,713	12,749
6.25%, 11/3/25 (b)	6,300	6,350
Hyundai Capital Services, Inc.
1.25%, 2/8/26 (b)	1,100	1,068
Toyota Motor Corp.
1.34%, 3/25/26	13,436	13,057
Volkswagen Group of America Finance LLC,
1.25%, 11/24/25 (b)	47,576	46,495
3.35%, 5/13/25 (b)	57,284	57,183
3.95%, 6/6/25 (b)	68,703	68,581
4.63%, 11/13/25 (b)	18,410	18,375
5.40%, 3/20/26 (b)	6,200	6,244
5.80%, 9/12/25 (b)	191,455	192,287
		805,860
Automobiles Manufacturing (0.6%)
Daimler Truck Finance North America LLC,
5.15%, 1/16/26 (b)	9,325	9,364
5.60%, 8/8/25 (b)	10,398	10,426
Mercedes-Benz Finance North America LLC,
1.45%, 3/2/26 (b)	42,297	41,157
3.50%, 8/3/25 (b)	3,000	2,988
4.80%, 3/30/26 (b)	8,350	8,375
5.38%, 11/26/25 (b)	12,295	12,343
		84,653
Basic Materials (0.0%)‡
Glencore Funding LLC
4.00%, 4/16/25 (b)	3,134	3,133
Communications (0.3%)
AT&T Corp.
1.70%, 3/25/26	10,958	10,660
T-Mobile USA, Inc.,
1.50%, 2/15/26	26,060	25,353
2.25%, 2/15/26	6,719	6,587
		42,600
	Face Amount (000)	Value (000)
Computer Technology (1.6%)
HP, Inc.
2.20%, 6/17/25	$118,443	$117,740
Oracle Corp.,
2.95%, 5/15/25	93,024	92,815
5.80%, 11/10/25	1,000	1,008
		211,563
Consumer, Non-Cyclical (1.0%)
AbbVie, Inc.
3.60%, 5/14/25	73,021	72,931
Energy Transfer LP
4.75%, 1/15/26	5,290	5,290
Kenvue, Inc.
5.35%, 3/22/26 (c)	48,612	49,030
Mondelez International Holdings Netherlands BV
4.25%, 9/15/25 (b)	1,425	1,422
		128,673
Diversified Financial Services (0.0%)‡
Intercontinental Exchange, Inc.
3.65%, 5/23/25	6,505	6,496
Domestic Bank (0.1%)
JP Morgan Chase & Co.
3.90%, 7/15/25	11,157	11,135
Energy (0.4%)
BP Capital Markets America, Inc.
3.41%, 2/11/26	57,522	57,032
Finance (0.3%)
American Express Co.
4.90%, 2/13/26	22,285	22,377
Citigroup, Inc.
3.70%, 1/12/26	12,000	11,929
		34,306
Health Care Services (0.3%)
CommonSpirit Health
1.55%, 10/1/25	43,778	43,089
Insurance (1.6%)
Athene Global Funding,
1.45%, 1/8/26 (b)	24,720	24,133
5.68%, 2/23/26 (b)	153,235	154,811
Equitable Financial Life Global Funding,
1.40%, 7/7/25 (b)	9,189	9,114
4.67%, 1/9/26 (b)	1,012	986
Marsh & McLennan Cos., Inc.
3.75%, 3/14/26 (c)	16,661	16,562
		205,606
International Banks (12.2%)
Bank of Montreal
1.85%, 5/1/25	23,899	23,844
Bank of Nova Scotia,
1.30%, 6/11/25	67,321	66,894
4.75%, 2/2/26	17,257	17,303
5.45%, 6/12/25	52,267	52,339

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Banque Federative du Credit Mutuel SA,
4.52%, 7/13/25 (b)	$6,558	$6,557
4.94%, 1/26/26 (b)	65,068	65,311
BPCE SA
4.73%, 1/20/26 (b)	25,223	24,542
Canadian Imperial Bank of Commerce
5.14%, 4/28/25	31,336	31,348
Goldman Sachs Group, Inc.,
3.50%, 4/1/25	48,683	48,683
3.75%, 5/22/25 - 2/25/26	228,267	227,406
ING Groep NV
4.63%, 1/6/26 (b)	13,870	13,890
Lloyds Banking Group PLC
4.45%, 5/8/25	41,146	41,129
Nationwide Building Society
4.62%, 8/28/25 (b)	3,825	3,761
Royal Bank of Canada,
0.88%, 1/20/26	20,000	19,462
4.95%, 4/25/25	1,698	1,698
1.15%, 6/10/25	60,000	59,609
Societe Generale SA,
1.38%, 7/8/25 (b)	1,040	1,031
4.35%, 6/13/25 (b)	7,750	7,746
Sumitomo Mitsui Financial Group, Inc.,
0.95%, 1/12/26	21,260	20,688
1.47%, 7/8/25	315,566	313,073
3.78%, 3/9/26 (c)	116,971	116,275
5.46%, 1/13/26	52,659	53,045
Sumitomo Mitsui Trust Bank Ltd.,
1.55%, 3/25/26 (b)(c)	10,192	9,913
5.65%, 3/9/26 (b)(c)	1,040	1,051
Swedbank AB
3.36%, 4/4/25 (b)	1,000	1,000
Toronto-Dominion Bank,
5.10%, 1/9/26	17,903	17,995
0.75%, 1/6/26	15,663	15,235
1.15%, 6/12/25	29,773	29,570
3.77%, 6/6/25	26,318	26,268
UBS AG Stamford
2.95%, 4/9/25	10,823	10,818
UBS Group AG,
4.13%, 9/24/25 - 4/15/26 (b)	255,634	254,963
4.55%, 4/17/26 (c)	43,131	43,156
		1,625,603
REIT (0.3%)
Simon Property Group LP
3.30%, 1/15/26	39,222	38,837
Technology (0.4%)
Fiserv, Inc.
3.85%, 6/1/25	59,507	59,390
Total Corporate Bonds (Cost $3,356,126)		3,357,976
	Face Amount (000)	Value (000)
Floating Rate Notes (d) (28.6%)
Asset-Backed Diversified Financial Services (6.1%)
Chariot Funding LLC,
SOFR + 0.47%, 0.05%, 12/15/25 (b)	$300,000	$300,282
SOFR + 0.45%, 4.81%, 12/11/25 (b)	75,000	75,062
SOFR + 0.47%, 4.83%, 12/16/25 (b)	175,000	175,000
Collateralized Commercial Paper Flex,
SOFR + 0.47%, 4.81%, 12/19/25 - 12/22/25 (b)	105,000	105,097
Paradelle Funding LLC,
SOFR + 0.40%, 4.74%, 12/22/25 (b)	150,000	150,152
		805,593
Automobile (3.7%)
American Honda Finance Corp.,
SOFR + 0.45%, 4.82%, 6/13/25	200,000	200,134
MTN
SOFR + 0.45%, 4.85%, 4/29/25	280,000	280,071
SOFR + 0.60%, 4.99%, 8/14/25	10,008	10,017
		490,222
Diversified Financial Services (3.1%)
Mizuho Markets Cayman LP,
MTN
SOFR + 0.53%, 4.94%, 1/9/26 (b)	141,000	141,125
SOFR + 0.60%, 4.98%, 11/28/25	125,000	125,149
SOFR + 0.60%, 5.02%, 10/6/25 (b)	150,000	150,263
		416,537
Domestic Banks (1.2%)
Bank of America Corp.,
MTN
3.38%, 4/2/26	12,405	12,405
Bank of America NA,
4.76%, 1/9/26	100,000	100,031
Bank of America Securities, Inc.,
4.75%, 12/2/25	50,000	50,050
		162,486
Finance (3.5%)
Bayerische Landesbank (New York Branch),
4.75%, 1/28/26	128,000	128,105
SOFR + 0.41%, 4.77%, 2/5/26 - 2/6/26	250,000	250,196
Citigroup Global Markets, Inc.,
SOFR + 0.39%, 4.75%, 11/24/25 (b)	85,000	85,056
Citigroup, Inc.,
3.11%, 4/8/26	3,041	3,040
		466,397
Insurance (4.0%)
Athene Global Funding,
SOFR + 0.67%, 5.06%, 2/6/26 (b)	277,000	276,885
Equitable Financial Life Global Fund,
SOFR + 0.47%, 4.88%, 2/4/26 (b)	249,500	249,500
		526,385

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (7.0%)
Deutsche Bank AG (New York Branch),
4.82%, 1/7/26	$150,000	$150,138
SOFR + 0.41%, 4.82%, 2/13/26	100,000	100,000
Macquarie Bank Ltd.,
SOFR + 0.24%, 4.60%, 5/12/25 (b)	90,000	90,015
SOFR + 0.40%, 4.76%, 12/11/25 (b)	110,000	110,000
SOFR + 0.43%, 4.79%, 1/13/26 (b)	150,000	150,201
Mizuho Bank Ltd. (New York Branch),
SOFR + 0.35%, 4.71%, 1/30/26	50,000	50,024
National Bank of Canada,
4.64%, 2/27/26 (b)	80,000	80,015
4.67%, 2/6/26 (b)	150,000	150,033
Societe Generale SA,
SOFR + 0.37%, 4.71%, 8/4/25 (b)	16,950	16,966
SOFR + 0.38%, 4.72%, 8/14/25 (b)	38,500	38,538
		935,930
Total Floating Rate Notes (Cost $3,801,387)		3,803,550
Repurchase Agreements (19.2%)
Bank of America Securities, Inc., (4.83% (d), dated 9/24/24, due 9/29/25; proceeds $236,169; fully collateralized by various Common Stocks and Preferred Stocks; valued at $236,250) (Demand 4/1/25) (e)	225,000	225,000
Bank of Nova Scotia, (4.45%, dated 3/31/25, due 4/1/25; proceeds $5,001; fully collateralized by various Common Stocks; valued at $5,250) (e)	5,000	5,000
Bank of Nova Scotia, (4.44%, dated 3/31/25, due 4/1/25; proceeds $418,052; fully collateralized by various Corporate Bonds, 0.95% - 7.50% due 5/11/25 - 8/16/77; valued at $438,900)	418,000	418,000
BMO Capital Markets Corp., (4.43%, dated 3/31/25, due 4/1/25; proceeds $5,001; fully collateralized by various Corporate Bonds, 1.20% - 7.50% due 6/24/25 - 1/15/43; valued at $5,250)	5,000	5,000
BNP Paribas Prime Brokerage, Inc., (4.45%, dated 3/31/25, due 4/1/25; proceeds $355,044; fully collateralized by various Common Stocks and Preferred Stocks; valued at $372,796) (e)	355,000	355,000
BNP Paribas SA, (4.54% (d), dated 6/29/22, due 4/7/25; proceeds $259,383; fully collateralized by various Corporate Bonds, 2.45% - 12.75% due 11/3/25 - 6/4/81; valued at $243,711) (Demand 4/1/25) (e)	230,000	230,000
JP Morgan Securities LLC, (4.58% (d), dated 11/17/21, due 4/7/25; proceeds $81,016; fully collateralized by various Common Stocks and Preferred Stocks; valued at $75,815) (Demand 4/1/25) (e)	70,000	70,000
JP Morgan Securities LLC, (4.78% (d), dated 1/5/23, due 6/30/25; proceeds $324,925; fully collateralized by various Corporate Bonds, 1.95% - 13.00% due 10/1/25 - 6/1/62; valued at $308,479) (Demand 4/1/25) (e)	290,000	290,000
	Face Amount (000)	Value (000)
JP Morgan Securities LLC, (4.78% (d), dated 12/17/24, due 12/17/25; proceeds $104,846; fully collateralized by various Corporate Bonds, 4.50% - 6.00% due 4/1/26 - 6/15/54; valued at $106,197) (Demand 4/1/25)	$100,000	$100,000
Mizuho Securities USA LLC, (4.64%, dated 3/17/25, due 6/18/25; proceeds $75,899; fully collateralized by various Corporate Bonds, 3.90% - 11.00% due 3/6/26 - 1/15/84; valued at $79,473) (e)	75,000	75,000
MUFG Securities Americas, Inc., (4.83% (d), dated 12/13/24, due 12/12/25; proceeds $76,439; fully collateralized by various Common Stocks; valued at $78,663) (Demand 4/1/25) (e)	75,000	75,000
MUFG Securities Americas, Inc., (4.39%, dated 3/31/25, due 4/1/25; proceeds $192,023; fully collateralized by various Common Stocks; valued at $201,625) (e)	192,000	192,000
MUFG Securities Americas, Inc., (4.38%, dated 3/31/25, due 4/1/25; proceeds $50,006; fully collateralized by various Corporate Bonds, 3.26% - 7.05% due 7/15/26 - 3/15/55; valued at $52,507)	50,000	50,000
Pershing LLC, (4.65%, dated 3/31/25, due 4/1/25; proceeds $25,003; fully collateralized by various Corporate Bonds, 3.80% - 10.25% due 4/21/25 - 6/15/72; valued at $26,410) (e)	25,000	25,000
RBC Capital Markets LLC, (4.42%, dated 3/25/25, due 4/1/25; proceeds $61,052; fully collateralized by various Corporate Bonds, 0.95% - 7.20% due 8/11/25 - 6/1/77; valued at $64,050)	61,000	61,000
Societe Generale SA, (4.48%, dated 3/31/25, due 4/1/25; proceeds $40,005; fully collateralized by various Corporate Bonds, 2.88% - 10.00% due 5/15/25 - 10/15/32; valued at $42,401) (e)	40,000	40,000
TD Securities USA LLC, (4.40%, dated 3/31/25, due 4/1/25; proceeds $273,033; fully collateralized by various Corporate Bonds, 1.60% - 7.50% due 7/7/25 - 9/15/54; valued at $286,651)	273,000	273,000
Wells Fargo Securities LLC, (4.62%, dated 3/17/25, due 6/16/25; proceeds $75,876; fully collateralized by various Corporate Bonds, 1.65% - 7.15% due 5/8/25 - 10/24/67; valued at $78,750)	75,000	75,000
Total Repurchase Agreements (Cost $2,564,000)		2,564,000
Total Investments (100.7%) (Cost $13,401,245) (f)(g)		13,409,833
Liabilities in Excess of Other Assets (–0.7%)		(87,646)
Net Assets (100.0%)		$13,322,187

‡  Amount is less than 0.05%.

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  All or a portion of the security is subject to delayed delivery.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

(d)  Floating or variable rate securities: The rates disclosed are as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of March 31, 2025.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(g)  At March 31, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,023,000 and the aggregate gross unrealized depreciation is approximately $435,000, resulting in net unrealized appreciation of approximately $8,588,000.

MTN  Medium Term Note.

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	28.4%
Corporate Bonds	25.0
Repurchase Agreements	19.1
Commercial Paper	15.6
Certificates of Deposit	11.9
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Ultra-Short Income Portfolio

Statement of Assets and Liabilities	March 31, 2025 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $13,401,245, including value of repurchase agreements of $2,564,000)	$13,409,833
Cash	591
Interest Receivable	90,310
Receivable for Fund Shares Sold	48,235
Other Assets	1,164
Total Assets	13,550,133
Liabilities:
Payable for Investments Purchased	143,651
Payable for Fund Shares Redeemed	74,083
Payable for Advisory Fees	4,758
Dividends Payable	3,270
Payable for Administration Fees	851
Payable for Shareholder Services Fees — Institutional Class	41
Payable for Shareholder Services Fees — Class A	633
Payable for Custodian Fees	74
Payable for Professional Fees	24
Payable for Transfer Agency Fees — Class IR	7
Payable for Transfer Agency Fees — Institutional Class	3
Payable for Transfer Agency Fees — Class A	3
Other Liabilities	548
Total Liabilities	227,946
Net Assets	$13,322,187
Net Assets Consist of:
Paid-in-Capital	$13,374,071
Total Accumulated Loss	(51,884)
Net Assets	$13,322,187
CLASS IR:
Net Assets	$7,021,901
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	703,088,087
Net Asset Value, Offering and Redemption Price Per Share	$9.99
INSTITUTIONAL CLASS:
Net Assets	$1,004,579
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	100,573,657
Net Asset Value, Offering and Redemption Price Per Share	$9.99
CLASS A:
Net Assets	$5,295,707
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	530,340,008
Net Asset Value, Offering and Redemption Price Per Share	$9.99

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Ultra-Short Income Portfolio

Statement of Operations	Six Months Ended March 31, 2025 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$306,040
Expenses:
Advisory Fees (Note B)	12,231
Shareholder Services Fees — Institutional Class (Note D)	255
Shareholder Services Fees — Class A (Note D)	6,208
Administration Fees (Note C)	4,892
Registration Fees	382
Custodian Fees (Note F)	119
Professional Fees	103
Trustees' Fees and Expenses	90
Transfer Agency Fees — Class IR (Note E)	20
Transfer Agency Fees — Institutional Class (Note E)	8
Transfer Agency Fees — Class A (Note E)	8
Shareholder Reporting Fees	31
Pricing Fees	4
Other Expenses	263
Total Expenses	24,614
Waiver of Advisory Fees (Note B)	(2,827)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(20)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(8)
Reimbursement of Class Specific Expenses — Class A (Note B)	(8)
Waiver of Shareholder Services Fees — Class A (Note D)	(2,483)
Net Expenses	19,268
Net Investment Income	286,772
Realized Gain:
Investments Sold	616
Change in Unrealized Appreciation (Depreciation):
Investments	(11,254)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(10,638)
Net Increase in Net Assets Resulting from Operations	$276,134

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

March 31, 2025

Ultra-Short Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2025 (unaudited) (000)	Year Ended September 30, 2024 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$286,772	$624,332
Net Realized Gain	616	1,409
Net Change in Unrealized Appreciation (Depreciation)	(11,254)	19,519
Net Increase in Net Assets Resulting from Operations	276,134	645,260
Dividends and Distributions to Shareholders:
Class IR	(148,355)	(300,693)
Institutional Class	(24,030)	(68,088)
Class A	(114,387)	(255,551)
Total Dividends and Distributions to Shareholders	(286,772)	(624,332)
Capital Share Transactions:(1)
Class IR:
Subscribed	5,112,269	7,400,005
Distributions Reinvested	132,470	270,214
Redeemed	(3,745,085)	(7,032,701)
Institutional Class:
Subscribed	443,447	653,585
Distributions Reinvested	24,032	68,279
Redeemed	(441,258)	(1,191,767)
Class A:
Subscribed	2,413,579	3,557,714
Distributions Reinvested	114,291	256,167
Redeemed	(1,952,070)	(3,949,291)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,101,675	32,205
Total Increase in Net Assets	2,091,037	53,133
Net Assets:
Beginning of Period	11,231,150	11,178,017
End of Period	$13,322,187	$11,231,150
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	511,731	741,112
Shares Issued on Distributions Reinvested	13,260	27,059
Shares Redeemed	(374,877)	(704,271)
Net Increase in Class IR Shares Outstanding	150,114	63,900
Institutional Class:
Shares Subscribed	44,389	65,442
Shares Issued on Distributions Reinvested	2,406	6,837
Shares Redeemed	(44,170)	(119,370)
Net Increase (Decrease) in Institutional Class Shares Outstanding	2,625	(47,091)
Class A:
Shares Subscribed	241,609	356,326
Shares Issued on Distributions Reinvested	11,441	25,658
Shares Redeemed	(195,415)	(395,552)
Net Increase (Decrease) in Class A Shares Outstanding	57,635	(13,568)

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

Ultra-Short Income Portfolio

	Class IR
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.00		$9.98		$9.97	$9.98	$9.99	$10.02
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.24		0.55		0.48	0.10	0.02	0.13
Net Realized and Unrealized Gain (Loss)	(0.01)		0.02		0.01	(0.02)	(0.01)	(0.03)
Total from Investment Operations	0.23		0.57		0.49	0.08	0.01	0.10
Distributions from and/or in Excess of:
Net Investment Income	(0.24)		(0.55)		(0.48)	(0.09)	(0.02)	(0.13)
Net Asset Value, End of Period	$9.99		$10.00		$9.98	$9.97	$9.98	$9.99
Total Return(2)	2.30	%(3)	5.93	%(4)	5.03%	0.79%	0.10%	1.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,021,901		$5,527,625		$4,879,799	$4,945,966	$5,014,307	$5,388,750
Ratio of Expenses Before Expense Limitation	0.30	%(5)	0.30%		0.30%	0.29%	0.30%	0.31%
Ratio of Expenses After Expense Limitation	0.25	%(5)	0.25%		0.25%	0.20%	0.18%	0.24%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A	N/A	N/A	0.24%
Ratio of Net Investment Income	4.75	%(5)	5.54%		4.82%	0.96%	0.21%	1.34%
Portfolio Turnover Rate	N/A(6)		N/A(6)		N/A(6)	N/A(6)	N/A(6)	N/A(6)

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class IR shares.

(5)  Annualized.

(6)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

Ultra-Short Income Portfolio

	Institutional Class
	Six Months Ended March 31, 2025		Year Ended September 30
Selected Per Share Data and Ratios	(unaudited)		2024		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.00		$9.98		$9.97	$9.98	$9.99	$10.02
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.23		0.55		0.47	0.08	0.02	0.14
Net Realized and Unrealized Gain (Loss)	(0.01)		0.02		0.01	(0.01)	(0.01)	(0.04)
Total from Investment Operations	0.22		0.57		0.48	0.07	0.01	0.10
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.55)		(0.47)	(0.08)	(0.02)	(0.13)
Net Asset Value, End of Period	$9.99		$10.00		$9.98	$9.97	$9.98	$9.99
Total Return(2)	2.27	%(3)	5.88	%(4)	4.97%	0.74%	0.05%	0.98%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,004,579		$979,257		$1,447,215	$2,006,592	$1,834,410	$2,544,657
Ratio of Expenses Before Expense Limitation	0.35	%(5)	0.35%		0.35%	0.34%	0.35%	0.36%
Ratio of Expenses After Expense Limitation	0.30	%(5)	0.30%		0.30%	0.25%	0.23%	0.29%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A	N/A	N/A	0.29%
Ratio of Net Investment Income	4.70	%(5)	5.50%		4.77%	0.79%	0.16%	1.39%
Portfolio Turnover Rate	N/A(6)		N/A(6)		N/A(6)	N/A(6)	N/A(6)	N/A(6)

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  Not annualized.

(4)  Reflects prior period transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Institutional Class shares.

(5)  Annualized.

(6)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

March 31, 2025

Financial Highlights

Ultra-Short Income Portfolio

	Class A
	Six Months Ended March 31, 2025		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2024		2023	2022	2021		2020
Net Asset Value, Beginning of Period	$9.99		$9.98		$9.97	$9.98	$9.99		$10.02
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.23		0.54		0.47	0.07	0.01		0.12
Net Realized and Unrealized Gain (Loss)	0.00	(2)	0.01		0.01	0.00 (2)	(0.01)		(0.04)
Total from Investment Operations	0.23		0.55		0.48	0.07	(0.00	)(2)	0.08
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.54)		(0.47)	(0.08)	(0.01)		(0.11)
Net Asset Value, End of Period	$9.99		$9.99		$9.98	$9.97	$9.98		$9.99
Total Return(3)	2.33	%(4)	5.69	%(5)	4.92%	0.67%	(0.03)%		0.80%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,295,707		$4,724,268		$4,851,003	$4,451,324	$5,973,299		$9,923,736
Ratio of Expenses Before Expense Limitation	0.55	%(6)	0.55%		0.55%	0.54%	0.55%		0.56%
Ratio of Expenses After Expense Limitation	0.40	%(6)	0.37%		0.35%	0.31%	0.32%		0.46%
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A	N/A	N/A		0.46%
Ratio of Net Investment Income	4.60	%(6)	5.42%		4.72%	0.70%	0.08%		1.16%
Portfolio Turnover Rate	N/A(7)		N/A(7)		N/A(7)	N/A(7)	N/A(7)		N/A(7)

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Reflects prior period transfer agency fees that were reimbursed in 2024. The amount of the reimbursement was immaterial on a per share basis and the impact was less than 0.005% to the total return of Class A shares.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of six separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). All Funds are considered diversified for purposes of the Act.

The Trust applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the Fund's Statement of Assets and Liabilities through the date that the financial statements were issued.

The accompanying financial statements relate to the Ultra-Short Income Portfolio. The Fund seeks current income with capital preservation while maintaining liquidity. The Fund has issued three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; and (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of

13

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Certificates of Deposit	$—	$1,598,860	$—	$1,598,860
Commercial Paper	—	2,085,447	—	2,085,447
Corporate Bonds	—	3,357,976	—	3,357,976
Floating Rate Notes	—	3,803,550	—	3,803,550
Repurchase Agreements	—	2,564,000	—	2,564,000
Total Assets	$—	$13,409,833	$—	$13,409,833

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-tomarket on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

14

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

7.  Segment Reporting: During the reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity's reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. In connection with the adoption of ASU 2023-07, the Fund's President has been designated as the Fund's Chief Operating Decision Maker ("CODM"), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment's resources. To perform this function, the CODM reviews the information in the Fund's Financial Statements.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.30% for Institutional Class shares and 0.40% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. For the six months ended March 31, 2025, approximately $2,827,000 of advisory fees were waived and approximately $36,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Institutional Class shares.

15

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended March 31, 2025, this waiver amounted to approximately $2,483,000.

The Distributor, Adviser and Administrator may also waive the shareholder services fees, advisory fees, administration fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. This arrangement had no effect for the six months ended March 31, 2025. The Distributor, Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Institutional Class and Class A shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Trust pays SS&C GIDS a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment Morgan Stanley Institutional Fund Trust options under the Compensation Plan. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2024 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

16

Morgan Stanley Institutional Fund Trust

March 31, 2025 (unaudited)

Notes to Financial Statements (cont'd)

tax purposes. The tax character of distributions paid during fiscal years 2024 and 2023 was as follows:

2024 Distributions Paid From: Ordinary Income (000)	2023 Distributions Paid From: Ordinary Income (000)
$624,332	$537,318

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2024.

At September 30, 2024, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,905	$—

At September 30, 2024, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $62,528,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended September 30, 2024, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,410,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended March 31, 2025, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2025, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 78.3%.

K. Market Risk: The value of an investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund's portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund's portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund's investments (and, in turn, the Fund's investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

17

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036

© 2025 Morgan Stanley. Morgan Stanley Distribution, Inc.

MUAIX-NCSR 3.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	May 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

Date:	May 19, 2025

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	May 19, 2025